Consolidated Schedule of Investments (unaudited) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands(b) — 0.4%
522 Funding CLO Ltd., Series 2019-4A, Class CR, (3 mo. LIBOR US + 2.40%), 2.65%, 04/20/30(a)	USD	500	$499,073
ACRES Commercial Realty Ltd., Series 2021- FL1, Class A, (1 mo. LIBOR US + 1.20%), 1.30%, 06/15/36(a)		8,460	8,410,001
AGL CLO 5 Ltd.(a)
Series 2020-5A, Class A2R, (3 mo. LIBOR US + 1.40%), 1.65%, 07/20/34		1,260	1,259,102
Series 2020-5A, Class BR, (3 mo. LIBOR US + 1.70%), 1.95%, 07/20/34		1,752	1,754,716
ALM Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 2.09%, 10/15/29(a)		373	373,320
AMMC CLO Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.45%), 1.71%, 04/25/31(a)		375	372,760
Anchorage Capital CLO Ltd.(a)
Series 2015-7A, Class A2, (3 mo. LIBOR US + 1.09%), 1.37%, 01/28/31		250	249,951
Series 2018-10A, Class A2, (3 mo. LIBOR US + 1.50%), 1.74%, 10/15/31		250	249,891
Apidos CLO APID, Series 2015-7A, Class A2, (3 mo. LIBOR US + 1.50%), 1.75%, 04/20/31(a)		500	497,727
Apidos CLO XX, Series 2015-20A, Class A2RR, (3 mo. LIBOR US + 1.55%), 1.79%, 07/16/31(a)		400	398,130
Apidos CLO XXIII, Series 2015-23A, Class B1R, (3 mo. LIBOR US + 1.60%), 1.84%, 04/15/33(a)		250	249,230
Apollo Credit Funding IV Ltd., Series 4A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.84%, 07/15/30(a)		250	249,377
ARES LII CLO Ltd., Series 2019-52A, Class A2R, (3 mo. LIBOR US + 1.45%), 1.71%, 04/22/31(a)		250	249,844
Ares LV CLO Ltd., Series 2020-55A, Class BR, (3 mo. LIBOR US + 1.70%), 1.94%, 07/15/34(a)		2,786	2,788,144
Ares XXXVII CLO Ltd., Series 2015-4A, Class A3R, (3 mo. LIBOR US + 1.50%), 1.74%, 10/15/30(a)		250	249,386
ASSURANT CLO I Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.15%), 2.40%, 10/20/34(a)		720	719,746
ASSURANT CLO Ltd., Series 2019-5A, Class A2, (3 mo. LIBOR US + 1.75%), 1.99%, 01/15/33(a)		250	250,861
Atrium XII, Series 12A, Class BR, (3 mo. LIBOR US + 1.35%), 1.61%, 04/22/27(a)		695	689,667
Atrium XIII, Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 1.76%, 11/21/30(a)		600	596,359
Bain Capital Credit CLO Ltd.(a)
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.60%), 1.85%, 07/19/31		750	748,248
Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.70%), 1.95%, 07/19/34		2,425	2,426,928

Security		Par (000)	Value

Cayman Islands (continued)
Battalion CLO Ltd.(a)
Series 2015-8A, Class A1R2, (3 mo. LIBOR US + 1.07%), 1.31%, 07/18/30	USD	500	$499,792
Series 2016-10A, Class A2R2, (3 mo. LIBOR US + 1.55%), 1.81%, 01/25/35		1,465	1,445,490
Series 2017-11A, Class BR, (3 mo. LIBOR US + 1.72%), 1.98%, 04/24/34		712	712,007
Series 2021-20A, Class A, (3 mo. LIBOR US + 1.18%), 1.42%, 07/15/34		1,848	1,852,476
Beechwood Park CLO Ltd., Series 2019-1A, Class B2A, (3 mo. LIBOR US + 1.75%), 1.99%, 01/17/33(a)		500	500,090
Benefit Street Partners CLO II Ltd., Series 2013- IIA, Class A2R2, (3 mo. LIBOR US + 1.45%), 1.69%, 07/15/29(a)		1,845	1,841,834
Benefit Street Partners CLO III Ltd., Series 2013- IIIA, Class A2R2, (3 mo. LIBOR US + 1.65%), 1.90%, 07/20/29(a)		667	665,996
Benefit Street Partners CLO Ltd., Series 2015- VIBR, Class A, (3 mo. LIBOR US + 1.19%), 1.44%, 07/20/34(a)		250	250,156
Benefit Street Partners CLO XIX Ltd., Series 2019- 19A, Class B, (3 mo. LIBOR US + 2.00%), 2.24%, 01/15/33(a)		250	250,085
Birch Grove CLO Ltd., Series 19A, Class BR, (3 mo. LIBOR US + 1.75%), 1.95%, 06/15/31(a)		500	499,761
BlueMountain CLO Ltd.(a)
Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.60%), 1.86%, 10/22/30		250	249,698
Series 2014-2A, Class BR2, (3 mo. LIBOR US + 1.75%), 2.00%, 10/20/30		465	463,891
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.50%), 1.74%, 07/15/31(a)		1,495	1,480,925
BlueMountain CLO XXIII Ltd., Series 2018-23A, Class A1, (3 mo. LIBOR US + 1.15%), 1.40%, 10/20/31(a)		250	249,962
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3 mo. LIBOR US + 1.75%), 2.01%, 07/25/34(a)		625	625,001
Canyon Capital CLO Ltd.(a)
Series 2016-1A, Class CR, (3 mo. LIBOR US + 1.90%), 2.14%, 07/15/31		250	249,356
Series 2019-1A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.34%, 04/15/32		250	249,836
Series 2019-1A, Class BR, (3 mo. LIBOR US + 1.70%), 1.94%, 04/15/32		300	299,999
Canyon CLO Ltd., Series 2020-3A, Class B, (3 mo. LIBOR US + 1.70%), 1.94%, 01/15/34(a)		250	249,999
Catskill Park CLO Ltd., Series 2017-1A, Class A1B, (3 mo. LIBOR US + 1.35%), 1.60%, 04/20/29(a)		892	891,933
CBAM Ltd.(a)
Series 2018-7A, Class A, (3 mo. LIBOR US + 1.10%), 1.35%, 07/20/31		250	249,776
Series 2019-9A, Class B2, (3 mo. LIBOR US + 1.90%), 2.14%, 02/12/30		450	450,138

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 1.23%, 04/20/31(a)	USD	1,050	$1,049,885
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.34%, 07/17/31(a)		250	250,077
Cedar Funding XI Clo Ltd., Series 2019-11A, Class A2R, (3 mo. LIBOR US + 1.35%), 1.53%, 05/29/32(a)		250	249,810
CIFC Funding Ltd.(a)
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.60%), 1.87%, 04/27/31		450	449,004
Series 2014-5A, Class A1R2, (3 mo. LIBOR US + 1.20%), 1.44%, 10/17/31		250	250,007
Series 2015-3A, Class BR, (3 mo. LIBOR US + 1.15%), 1.40%, 04/19/29		712	709,952
Series 2020-1A, Class BR, (3 mo. LIBOR US + 1.65%), 1.89%, 07/15/36		2,475	2,457,962
Series 2021-4A, Class B, (3 mo. LIBOR US + 1.58%), 1.82%, 07/15/33		250	248,310
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3 mo. LIBOR US + 1.70%), 1.94%, 10/15/30(a)		250	250,042
Dryden 65 CLO Ltd., Class B, (3 mo. LIBOR US + 1.60%), 1.84%, 07/18/30(a)		250	250,243
Elevation CLO Ltd, Series 2017-7A, Class A, (3 mo. LIBOR US + 1.22%), 1.46%, 07/15/30(a)		250	250,077
Elmwood CLO II Ltd.(a)
Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 1.40%, 04/20/34		650	649,999
Series 2019-2A, Class BR, (3 mo. LIBOR US + 1.65%), 1.90%, 04/20/34		975	976,165
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3 mo. LIBOR US + 1.24%), 1.48%, 04/15/33(a)		300	300,072
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3 mo. LIBOR US + 0.97%), 1.21%, 10/15/30(a)		600	600,071
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (3 mo. LIBOR US + 1.10%), 1.34%, 07/15/31(a)		250	250,107
Goldentree Loan Management US CLO Ltd., Series 2018-3A, Class B1, (3 mo. LIBOR US + 1.55%), 1.80%, 04/20/30(a)		250	249,428
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class BR2, (3 mo. LIBOR US + 1.60%), 1.73%, 10/29/29(a)		500	500,000
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.07%), 1.31%, 01/18/31(a)		250	250,191
Greywolf CLO III Ltd., Series 2020-3RA, Class A1R, (3 mo. LIBOR US + 1.29%), 1.55%, 04/15/33(a)		500	500,819
Gulf Stream Meridian 4 Ltd., Class A2, (3 mo. LIBOR US + 1.85%), 2.09%, 07/15/34(a)		500	501,094
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3 mo. LIBOR US + 1.80%), 2.04%, 07/15/34(a)		350	350,295

Security		Par (000)	Value

Cayman Islands (continued)
HPS Loan Management 6-2015 Ltd., Series 6A- 2015, Class A1R, (3 mo. LIBOR US + 1.00%), 1.14%, 02/05/31(a)	USD	497	$496,239
Jamestown CLO XII Ltd., Series 2019-1A, Class A2, (3 mo. LIBOR US + 2.15%), 2.40%, 04/20/32(a)		442	442,406
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.34%), 1.58%, 04/15/33(a)		250	250,145
KKR Clo 17 Ltd., Series 17, Class AR, (3 mo. LIBOR US + 1.08%), 1.32%, 04/15/34(a)		500	497,659
LoanCore Issuer Ltd., Series 2021-CRE5, Class A, (1 mo. LIBOR US + 1.30%), 1.40%, 07/15/36(a)		4,520	4,521,177
Longfellow Place CLO Ltd., Series 2013-1A, Class BR3, (3 mo. LIBOR US + 1.75%), 1.99%, 04/15/29(a)		500	500,076
Madison Park Funding XXV Ltd., Series 2017- 25A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.91%, 04/25/29(a)		712	712,092
Madison Park Funding XXVI Ltd., Series 2007- 4A, Class AR, (3 mo. LIBOR US + 1.20%), 1.50%, 07/29/30(a)		461	461,366
Madison Park Funding XXXI Ltd., Series 2018- 31A, Class B, (3 mo. LIBOR US + 1.70%), 1.96%, 01/23/31(a)		250	250,000
Madison Park Funding XXXVI Ltd., Series 2019- 36A, Class B1, (3 mo. LIBOR US + 1.85%), 2.09%, 01/15/33(a)		1,481	1,480,887
Mariner CLO 2016-3 LLC, Series 2016-3A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.76%, 07/23/29(a)		500	502,390
MF1 Ltd., Series 2021-FL6, Class A, (1 mo. LIBOR US + 1.10%), 1.21%, 07/16/36(a)		2,970	2,960,292
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3 mo. LIBOR US + 1.60%), 1.85%, 10/20/30(a)		250	250,012
Neuberger Berman CLO Ltd., (3 mo. LIBOR US + 1.65%), 1.89%, 07/15/34(a)		250	250,000
Neuberger Berman CLO XXII Ltd., Series 2016- 22A, Class BR, (3 mo. LIBOR US + 1.65%), 1.89%, 10/17/30(a)		250	249,999
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class BR, (3 mo. LIBOR US + 1.45%), 1.70%, 07/20/31(a)		333	332,689
Ocean Trails CLO VI(a)
Series 2016-6A, Class BRR, (3 mo. LIBOR US + 1.45%), 1.69%, 07/15/28		800	798,807
Series 2016-6A, Class CRR, (3 mo. LIBOR US + 2.25%), 2.49%, 07/15/28		700	700,004
OCP CLO Ltd.(a)
Series 2014-5A, Class A2R, (3 mo. LIBOR US + 1.40%), 1.67%, 04/26/31		450	447,583
Series 2014-7A, Class A2RR, (3 mo. LIBOR US + 1.65%), 1.90%, 07/20/29		250	250,039
Series 2016-11A, Class A2R, (3 mo. LIBOR US + 1.75%), 2.02%, 10/26/30		500	500,155
Series 2020-19A, Class BR, (3 mo. LIBOR US + 1.70%), 1.95%, 10/20/34		500	499,416

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Octagon Investment Partners 29 Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.18%), 1.44%, 01/24/33(a)	USD	250	$250,007
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.58%), 1.84%, 07/25/30(a)		250	248,888
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.65%), 1.89%, 07/15/36(a)		800	797,182
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.35%), 1.60%, 07/19/30(a)		487	487,374
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R2, (3 mo. LIBOR US + 1.10%), 1.36%, 01/25/31(a)		300	296,377
OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.65%), 1.90%, 07/02/35(a)		936	933,364
OHA Credit Funding 7 Ltd.
1.00%, 04/19/37(c)		250	250,000
Series 2020-7A, Class A, (3 mo. LIBOR US + 1.25%), 1.50%, 10/19/32(a)		350	350,213
OHA Loan Funding 2016-1 Ltd., Series 2016-1A, Class B1R, (3 mo. LIBOR US + 1.60%), 1.85%, 01/20/33(a)		250	249,714
Palmer Square CLO Ltd.(a)
Series 2015-1A, Class A2R4, (3 mo. LIBOR US + 1.70%), 1.86%, 05/21/34		500	500,701
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.27%, 04/18/31		250	249,933
Palmer Square Loan Funding Ltd.(a)
Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.45%), 1.61%, 11/15/26		625	624,892
Series 2018-5A, Class A2, (3 mo. LIBOR US + 1.40%), 1.65%, 01/20/27		1,296	1,295,283
Park Avenue Institutional Advisers CLO Ltd.(a)
Class A1R, (3 mo. LIBOR US + 1.20%), 1.36%, 08/23/31		500	499,856
Class A2R, (3 mo. LIBOR US + 1.55%), 1.71%, 02/14/34		500	496,744
Series 2019-1A, Class A2A, (3 mo. LIBOR US + 2.00%), 2.16%, 05/15/32		250	250,012
Pikes Peak CLO 1, Series 2018-1A, Class A, (3 mo. LIBOR US + 1.18%), 1.44%, 07/24/31(a)		555	555,064
Pikes Peak CLO 8, Series 2021-8A, Class A, (3 mo. LIBOR US + 1.17%), 1.42%, 07/20/34(a)		600	599,345
RAD CLO Ltd.(a)
Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.55%), 1.79%, 04/15/32		250	249,945
Series 2020-7A, Class A1, (3 mo. LIBOR US + 1.20%), 1.44%, 04/17/33		250	250,254
Recette Clo Ltd., Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.40%), 1.65%, 04/20/34(a)		250	245,687
Regatta VII Funding Ltd., Series 2016-1A, Class A1R2, (3 mo. LIBOR US + 1.15%), 1.36%, 06/20/34(a)		450	449,754

Security		Par (000)	Value

Cayman Islands (continued)
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.45%), 1.69%, 01/15/34(a)	USD	350	$347,089
Rockford Tower CLO Ltd.(a)
Series 2017-1A, Class BR2A, (3 mo. LIBOR US + 1.65%), 1.90%, 04/20/34		500	498,048
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 1.74%, 10/15/29		500	500,249
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.10%), 1.26%, 05/20/31		250	250,187
Romark CLO II Ltd., Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.18%), 1.43%, 07/25/31(a)		250	250,000
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.11%), 1.37%, 04/25/31(a)		300	299,921
Signal Peak CLO 8 Ltd.(a)
Series 2020-8A, Class A, (3 mo. LIBOR US + 1.27%), 1.52%, 04/20/33		250	250,105
Series 2020-8A, Class B, (3 mo. LIBOR US + 1.65%), 1.90%, 04/20/33		300	299,038
Sixth Street CLO XVI Ltd., Series 2020-16A, Class B, (3 mo. LIBOR US + 1.85%), 2.10%, 10/20/32(a)		710	710,431
Sound Point Clo XV Ltd., Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.50%), 1.76%, 01/23/29(a)		250	249,069
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3 mo. LIBOR US + 1.15%), 1.39%, 10/15/31(a)		250	250,000
TICP CLO VI Ltd.(a)
Series 2016-6A, Class AR2, (3 mo. LIBOR US + 1.12%), 1.36%, 01/15/34		500	500,375
Series 2016-6A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.74%, 01/15/34		500	495,110
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3 mo. LIBOR US + 1.65%), 1.89%, 07/15/34(a)		700	699,998
TRESTLES CLO III Ltd., Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.33%), 1.58%, 01/20/33(a)		2,489	2,488,552
Trimaran Cavu Ltd., Series 2019-1A, Class B, (3 mo. LIBOR US + 2.20%), 2.45%, 07/20/32(a)		500	500,886
Trinitas CLO XIV Ltd.(a)
Series 2020-14A, Class B, (3 mo. LIBOR US + 2.00%), 2.26%, 01/25/34		473	472,655
Series 2020-14A, Class C, (3 mo. LIBOR US + 3.00%), 3.26%, 01/25/34		1,023	1,025,097
Tryon Park CLO Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.50%), 1.74%, 04/15/29(a)		431	430,856
Voya CLO Ltd.(a)
Series 2013-3A, Class A1RR, (3 mo. LIBOR US + 1.15%), 1.39%, 10/18/31		249	249,139
Series 2017-3A, Class A1R, (3 mo. LIBOR US + 1.04%), 1.29%, 04/20/34		250	248,535
Series 2017-4A, Class B, (3 mo. LIBOR US + 1.45%), 1.69%, 10/15/30		250	248,680

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Whitebox Clo Ltd.(a)
Series 2020-2A, Class A1R, (3 mo. LIBOR US + 1.22%), 1.48%, 10/24/34	USD	1,390	$1,390,000
Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.75%), 2.01%, 10/24/34		726	725,683
York CLO 3 Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.75%), 2.00%, 10/20/29(a)		2,025	2,025,621

			91,943,618

China — 0.0%
Invesco Euro CLO II DAC, Series 2A, Class B1R, (3 mo. EURIBOR + 1.70%), 1.70%, 08/15/34(a)(b)	EUR	500	561,215

Ireland — 0.0%
Avoca CLO XV DAC, Series 15X, Class B2R, (3 mo. EURIBOR + 1.05%), 1.05%, 04/15/31(a)(d)		134	149,294
Avoca CLO XVII Designated Activity Co.(a)
Series 17A, Class B1R, (3 mo. EURIBOR + 1.70%), 1.70%, 10/15/32(b)		500	560,064
Series 17X, Class AR, (3 mo. EURIBOR + 0.96%), 0.96%, 10/15/32(d)		406	454,889
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/33(a)(d)		593	665,925
Harvest CLO XVIII DAC, Series 18X, Class B, 1.20%, 10/15/30		662	737,164
Holland Park CLO DAC, Series 1X, Class A1RR, (3 mo. EURIBOR + 0.92%), 0.92%, 11/14/32(a)(d)		390	438,020
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class BR, (3 mo. EURIBOR + 1.90%), 1.90%, 01/21/35(a)(b)		590	660,266
OAK Hill European Credit Partners VI DAC, Series 2017-6X, Class B1, 0.64%, 01/20/32		456	510,546
OCP Euro CLO DAC, Series 2017-2X, Class B, (3 mo. EURIBOR + 1.35%), 1.35%, 01/15/32(a)(d)		456	510,708
Prodigy Finance DAC(a)(b)
Series 2021-1A, Class B, (1 mo. LIBOR US + 2.50%), 2.60%, 07/25/51	USD	1,900	1,907,269
Series 2021-1A, Class C, (1 mo. LIBOR US + 3.75%), 3.85%, 07/25/51		1,100	1,105,053
Series 2021-1A, Class D, (1 mo. LIBOR US + 5.90%), 6.00%, 07/25/51		720	722,662
Rockford Tower Europe CLO DAC, Series 2018- 1X, Class B, (3 mo. EURIBOR + 1.85%), 1.85%, 12/20/31(a)(d)	EUR	593	667,291
Sound Point Euro CLO II Funding DAC, Series 2X, Class A, (3 mo. EURIBOR + 1.11%), 1.11%, 10/26/32(a)(d)		460	517,056

			9,606,207

United States — 1.4%
AccessLex Institute, Series 2007-A, Class A3, (3 mo. LIBOR US + 0.30%), 0.48%, 05/25/36(a)	USD	2,576	2,533,629
AIMCO CLO, Series 2018-AA, Class B, (3 mo. LIBOR US + 1.40%), 1.64%, 04/17/31(a)(b)		465	464,278

Security		Par (000)	Value

United States (continued)
Ajax Mortgage Loan Trust(a)(b)
Series 2021-E, Class A1, 1.74%, 12/25/60	USD	26,853	$26,270,774
Series 2021-E, Class A2, 2.69%, 12/25/60		3,304	3,214,392
Series 2021-E, Class B1, 3.73%, 12/25/60		2,184	2,106,327
Series 2021-E, Class M1, 2.94%, 12/25/60		1,332	1,281,345
Anchorage Capital CLO Ltd., Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 1.33%, 01/28/31(a)(b)		250	249,808
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 1.32%, 04/15/31(a)(b)		550	548,979
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.01%), 1.26%, 04/20/31(a)(b)		1,770	1,770,440
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(b)		730	775,569
BHG Securitization Trust(b)
Series 2021-A, Class A, 1.42%, 11/17/33		3,676	3,615,080
Series 2021-A, Class B, 2.79%, 11/17/33		510	507,814
Series 2021-A, Class C, 3.69%, 11/17/33		230	230,487
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.09%, 07/15/24(b)		5,560	5,563,150
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.55%), 1.79%, 04/15/30(a)(b)		1,143	1,143,087
CIFC Funding Ltd., Series 2017-3A, Class A2, (3 mo. LIBOR US + 1.80%), 2.05%, 07/20/30(a)(b)		637	636,926
Clear Creek CLO, Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.20%), 1.45%, 10/20/30(a)(b)		313	313,287
College Avenue Student Loans LLC, Series 2021-B, Class D, 3.78%, 06/25/52(b)		230	226,101
Cook Park CLO Ltd., Series 2018-1A, Class B, (3 mo. LIBOR US + 1.40%), 1.64%, 04/17/30(a)(b)		1,148	1,140,014
FS RIALTO, Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.22%), 1.33%, 05/16/38(a)(b)		1,160	1,157,295
Goldentree Loan Management US CLO Ltd., Series 2019-6A, Class B1, (3 mo. LIBOR US + 1.90%), 2.15%, 01/20/33(a)(b)		924	924,635
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/48(b)		14,483	13,986,222
Gracie Point International Funding(a)(b)
Class B, (1 mo. LIBOR US + 1.40%), 1.50%, 11/01/23.		1,240	1,239,487
Class C, (1 mo. LIBOR US + 2.40%), 2.50%, 11/01/23		1,640	1,640,290
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, (3 mo. LIBOR US + 1.37%), 1.61%, 04/15/33(a)(b)		4,718	4,720,131
Lendmark Funding Trust(b)
Series 2021-1A, Class A, 1.90%, 11/20/31		11,350	11,066,015
Series 2021-1A, Class B, 2.47%, 11/20/31		2,920	2,887,797
Series 2021-1A, Class C, 3.41%, 11/20/31		2,220	2,212,647
Series 2021-1A, Class D, 5.05%, 11/20/31		1,900	1,913,519
Series 2021-2A, Class D, 4.46%, 04/20/32		2,210	2,185,479
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47(b)		4,127	4,119,897

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.75%, 04/19/30(a)(b)	USD	900	$895,855
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 2.19%, 08/21/34(b)		5,860	5,869,603
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 03/20/26(b)		20,710	20,634,214
Mosaic Solar Loans LLC(b)
Series 2017-2A, Class A, 3.82%, 06/22/43		1,208	1,205,270
Series 2021-2A, Class B, 2.09%, 04/22/47		3,637	3,499,700
Navient Private Education Refi Loan Trust(b)
Series 2021-DA, Class A, (Prime - 1.99%), 1.26%, 04/15/60(a)		15,877	15,891,424
Series 2021-DA, Class B, 2.61%, 04/15/60(e)		2,900	2,870,762
Series 2021-DA, Class C, 3.48%, 04/15/60		7,450	7,371,288
Series 2021-DA, Class D, 4.00%, 04/15/60		2,370	2,342,767
Nelnet Student Loan Trust(b)
Series 2021-A, Class B2, 2.85%, 04/20/62		24,290	23,800,338
Series 2021-A, Class C, 3.75%, 04/20/62		14,080	14,377,032
Series 2021-A, Class D, 4.93%, 04/20/62		6,030	5,993,169
Series 2021-BA, Class B, 2.68%, 04/20/62		23,030	22,447,290
Series 2021-BA, Class C, 3.57%, 04/20/62		6,450	6,321,430
Series 2021-BA, Class D, 4.75%, 04/20/62		1,880	1,844,569
Series 2021-CA, Class C, 3.36%, 04/20/62		850	844,245
Series 2021-CA, Class D, 4.44%, 04/20/62		2,610	2,610,680
OneMain Financial Issuance Trust(b)
Series 2021-1A, Class C, 2.22%, 06/16/36		550	532,913
Series 2021-1A, Class D, 2.47%, 06/16/36		1,160	1,122,583
Oportun Issuance Trust(b)
Series 2021-B, Class A, 1.47%, 05/08/31		7,060	6,943,823
Series 2021-B, Class B, 1.96%, 05/08/31		1,340	1,324,002
Series 2021-B, Class C, 3.65%, 05/08/31		630	632,052
Pagaya AI Debt Selection Trust, Series 2021-2, Class NOTE, 3.00%, 01/25/29(b)		13,471	13,406,253
Palmer Square Loan Funding Ltd.(a)(b)
Series 2019-2A, Class A2, (3 mo. LIBOR US + 1.60%), 1.85%, 04/20/27		1,663	1,662,750
Series 2019-3A, Class A2, (3 mo. LIBOR US + 1.60%), 1.76%, 08/20/27		500	500,277
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class A2R, (3 mo. LIBOR US + 1.80%), 1.96%, 08/23/31(a)(b)		610	610,509
Progress Residential, Series 2021-SFR3, Class F, 3.44%, 05/17/26(b)		2,736	2,669,600
Regional Management Issuance, 3.88%, 10/17/33(e)		27,070	26,428,441
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 4.86%, 10/15/41(a)(b)		16,083	17,880,706
SMB Private Education Loan Trust(b)
Series 2020-B, Class B, 2.76%, 07/15/53		3,800	3,755,435
Series 2021-A, Class B, 2.31%, 01/15/53		5,870	5,782,819
Series 2021-A, Class C, 2.99%, 01/15/53		14,420	14,246,317
Series 2021-A, Class D1, 3.86%, 01/15/53		7,740	7,644,665
Series 2021-A, Class D2, 3.86%, 01/15/53		4,220	4,168,021
Series 2021-C, Class B, 2.30%, 01/15/53		1,490	1,472,354
Series 2021-C, Class C, 3.00%, 01/15/53(e)		1,240	1,223,192
Series 2021-C, Class D, 3.93%, 01/15/53		590	580,815

Security		Par (000)	Value

United States (continued)
Upstart Pass-Through Trust Series(b)
Series 2021-ST4, Class A, 2.00%, 07/20/27	USD	1,457	$1,436,181
Series 2021-ST5, Class A, 2.00%, 07/20/27		752	741,596
York CLO 1 Ltd., Series 2014-1A, Class BRR, (3 mo. LIBOR US + 1.65%), 1.91%, 10/22/29(a)(b)		465	465,392

			354,695,233

Total Asset-Backed Securities — 1.8% (Cost: $459,160,426)			456,806,273

		Shares

Common Stocks

Argentina — 0.0%
MercadoLibre, Inc.(f)		1,368	1,548,658

Australia — 0.4%
Australia & New Zealand Banking Group Ltd.		22,385	423,050
BHP Group Ltd.		874,845	27,678,969
CSL Ltd.		10,672	1,976,909
Endeavour Group Ltd.		647,344	2,891,435
Glencore PLC		8,326,117	43,375,850
Goodman Group		98,461	1,625,761
Magellan Financial Group Ltd.		30,935	411,618
Quintis HoldCo. Pty. Ltd., 10/01/20(e)(g)		43,735,802	11,750,893
Santos Ltd.		201,945	1,028,654
South32 Ltd.		4,046,363	11,132,744
Treasury Wine Estates Ltd.		176,009	1,322,925
Westpac Banking Corp.		79,649	1,148,772
Woodside Petroleum Ltd.		179,870	3,214,098

			107,981,678

Belgium — 0.0%
Etablissements Franz Colruyt NV		93,259	3,788,152
Umicore SA		10,270	388,778

			4,176,930

Brazil — 0.1%
Banco do Brasil SA		118,894	731,262
Engie Brasil Energia SA		180,343	1,382,264
Locaweb Servicos de Internet SA(b)(f)		1,456,550	2,660,691
Natura & Co. Holding SA(f)		367,338	1,570,323
NU Holdings Ltd.(f)(h)		1,522,428	11,296,416
Sendas Distribuidora SA		1,215,309	2,867,709
WEG SA		194,791	1,179,729

			21,688,394

Canada — 1.2%
Alimentation Couche-Tard, Inc.		54,721	2,207,092
Barrick Gold Corp.		40,131	768,113
Cenovus Energy Inc.		4,248,261	61,794,710
Cenovus Energy Inc.(h)		932,343	13,565,591
CGI, Inc.(f)		17,604	1,503,019
Enbridge, Inc.		4,133,512	174,751,158
George Weston Ltd.		9,629	1,050,051
Great-West Lifeco, Inc.		26,003	812,319
Intact Financial Corp.		3,025	409,862
Loblaw Cos. Ltd.		10,511	810,930
Lululemon Athletica, Inc.(f)		13,947	4,654,951

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Nutrien Ltd.	45,811	$3,199,544
Power Corp. of Canada	30,176	969,981
Restaurant Brands International, Inc.	19,415	1,085,951
Saputo, Inc.	38,229	856,818
Shopify, Inc., Class A(f)(h)	8,657	8,347,426
Shopify, Inc., Class A(f)	2,674	2,581,021
TC Energy Corp.	18,336	946,839
Thomson Reuters Corp.	27,650	2,968,272

		283,283,648

Cayman Islands — 0.2%
Diversey Holdings Ltd.(f)	2,678,719	29,465,909
Hedosophia European Growth(f)	1,041,660	8,616,019
Highland Transcend Partners I Corp.(f)	641,909	6,624,501
Salt Pay Co., Ltd., (Acquired 11/16/21, Cost: $10,172,087)(e)(i)	5,237	9,745,900

		54,452,329

China — 2.2%
AAC Technologies Holdings, Inc.	709,500	2,154,308
Agricultural Bank of China Ltd., Class H	6,416,000	2,441,125
Aier Eye Hospital Group Co. Ltd., Class A	931,793	4,770,887
Alibaba Group Holding Ltd.(f)	1,250,800	19,604,491
Alibaba Group Holding Ltd., ADR(f)	256,794	32,302,117
Amoy Diagnostics Co. Ltd., Class A	545,350	4,950,137
Angelalign Technology, Inc.(b)(f)	96,400	2,047,732
Anhui Gujing Distillery Co. Ltd., Class B	14,700	216,898
Anta Sports Products Ltd.	780,200	11,714,914
Asymchem Laboratories Tianjin Co. Ltd., Class A	95,203	4,863,210
Bank of China Ltd., Class H	1,878,000	732,030
BYD Co. Ltd., Class A	739,800	27,585,223
China Construction Bank Corp., Class H	3,799,000	2,915,156
China Feihe Ltd.(b)	1,079,000	1,496,316
China Galaxy Securities Co. Ltd., Class H	427,500	253,497
China Hongqiao Group Ltd.	2,793,000	3,155,886
China Life Insurance Co. Ltd., Class H	462,000	812,149
China Merchants Bank Co. Ltd., Class H	641,500	5,361,734
China National Building Material Co. Ltd., Class H	3,346,000	4,345,959
China Pacific Insurance Group Co. Ltd., Class H	238,800	726,954
China Petroleum & Chemical Corp., Class H	5,630,000	2,947,811
China Resources Cement Holdings Ltd.	746,000	642,849
China Tourism Group Duty Free Corp. Ltd., Class A	168,600	5,524,966
China Tower Corp. Ltd., Class H(b)	3,620,000	437,292
Contemporary Amperex Technology Co. Ltd., Class A	691,800	66,752,947
COSCO SHIPPING Holdings Co. Ltd., Class H(f)	253,400	460,993
Dali Foods Group Co. Ltd.(b)	606,500	350,541
Dongfeng Motor Group Co. Ltd., Class H	1,476,000	1,301,603
Enn Energy Holdings Ltd.	151,300	2,408,736
Foshan Haitian Flavouring & Food Co. Ltd., Class A	558,300	8,544,246
Ganfeng Lithium Co. Ltd., Class H(b)	518,200	8,234,368
Glodon Co. Ltd., Class A	521,830	5,077,368
Guangzhou Baiyun International Airport Co. Ltd., Class A	5,069,571	10,946,702
Haidilao International Holding Ltd.(b)(h)	1,547,000	3,352,934
Haitong Securities Co. Ltd., Class H	349,600	314,610
Hangzhou Robam Appliances Co. Ltd., Class A	1,402,733	7,662,227

Security	Shares	Value

China (continued)
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	277,800	$2,910,188
Huazhu Group Ltd., ADR(f)	233,051	9,210,175
Hundsun Technologies, Inc., Class A	796,299	7,368,723
Hygeia Healthcare Holdings Co. Ltd.(b)(h)	840,600	3,810,962
Industrial & Commercial Bank of China Ltd., Class H	6,664,000	4,037,352
Jafron Biomedical Co. Ltd., Class A	141,200	1,049,598
JD Health International, Inc.(b)(f)(h)	3,041,300	24,565,079
JD.com, Inc., Class A(c)(f)	67,147	2,544,965
Jiangsu Hengrui Medicine Co. Ltd., Class A	753,300	4,858,658
Jinxin Fertility Group Ltd.(b)(f)	4,535,000	4,542,661
JiuGui Liquor Co. Ltd.	35,900	924,031
Kindstar Globalgene Technology, Inc.(b)(f)	7,490,500	3,990,486
Kingdee International Software Group Co. Ltd.(f)	2,627,000	6,019,354
Kingsoft Corp. Ltd.	1,132,800	5,090,653
Kweichow Moutai Co. Ltd., Class A	28,100	8,392,269
Lenovo Group Ltd.	3,250,000	3,522,050
Li Auto, Inc., ADR(f)	978,556	25,530,526
Meituan, Class B(b)(f)	105,900	3,159,457
Microport Cardioflow Medtech Corp.(b)(f)(h)	13,018,000	5,456,659
Ming Yuan Cloud Group Holdings Ltd.	1,299,000	2,678,410
NetEase, Inc.	214,890	4,486,793
Nongfu Spring Co. Ltd., Class H(b)	161,000	974,791
PetroChina Co. Ltd., Class H	2,750,000	1,363,702
Pharmaron Beijing Co. Ltd.	16,200	300,627
Pharmaron Beijing Co. Ltd., Class H(b)	48,000	610,651
PICC Property & Casualty Co. Ltd., Class H	1,206,000	1,123,693
Ping An Insurance Group Co. of China Ltd., Class H	242,000	1,920,468
Shanghai Jinjiang International Hotels Co. Ltd.	579,800	5,154,177
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	10,100	512,446
Shimao Group Holdings Ltd.(h)	548,500	404,242
Tencent Holdings Ltd.	1,410,100	88,360,073
Tingyi Cayman Islands Holding Corp.	724,000	1,499,973
Trip.com Group Ltd., ADR(f)	16,034	426,665
Venustech Group, Inc., Class A	1,034,688	3,995,702
Vipshop Holdings Ltd., ADR(f)	172,896	1,609,662
Want Want China Holdings Ltd.	4,787,000	4,696,605
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	570,587	4,521,158
WuXi AppTec Co. Ltd., Class A	270,253	4,490,530
Wuxi Biologics Cayman, Inc.(b)(f)	952,806	9,549,750
Yifeng Pharmacy Chain Co. Ltd., Class A	544,856	4,264,768
Yonyou Network Technology Co. Ltd., Class A	1,506,909	8,364,646
Yum China Holdings, Inc.	104,159	5,017,339

		540,721,633

Denmark — 0.4%
AP Moeller - Maersk A/S, Class B	1,066	3,829,225
DSV A/S	145,057	29,472,775
GN Store Nord A/S	21,360	1,292,578
Novo Nordisk A/S, Class B	187,761	18,676,258
Pandora A/S	296,943	32,289,502

		85,560,338

Finland — 0.1%
Neste OYJ	748,393	33,752,164

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Nordea Bank Abp	34,709	$412,263
Wartsila OYJ Abp	61,662	761,304

		34,925,731

France — 2.6%
Alstom SA	1,498,428	48,578,621
Arkema SA	437,618	64,709,742
BNP Paribas SA	1,447,164	103,312,146
Cie de Saint-Gobain	1,247,853	84,439,050
Cie Generale des Etablissements Michelin SCA	2,428	406,262
Credit Agricole SA	42,338	636,952
Danone SA	970,972	60,541,139
Electricite de France SA	394,592	3,795,267
EssilorLuxottica SA	141,815	26,829,331
Kering SA	11,343	8,470,553
La Francaise des Jeux SAEM(b)	45,219	1,872,230
LVMH Moet Hennessy Louis Vuitton SE	160,857	132,124,274
Orange SA	47,884	562,515
Orpea SA	8,091	355,229
Pernod Ricard SA	9,152	1,957,607
Remy Cointreau SA	6,462	1,347,542
Safran SA	589,690	71,393,306
Schneider Electric SE	27,583	4,672,431
Societe Generale SA	578,078	21,458,447
TotalEnergies SE	17,193	977,721

		638,440,365

Germany — 2.9%
Adidas AG	7,568	2,076,789
Auto1 Group SE(b)(f)	1,050,174	18,320,977
Bayer AG, Registered Shares	10,233	621,694
Bayerische Motoren Werke AG	35,759	3,784,836
Brenntag SE	13,045	1,117,647
Covestro AG(b)	332,244	19,932,308
Daimler AG, Registered Shares(h)	2,351,682	187,649,471
Daimler Truck Holding AG(f)	112,384	3,961,971
Deutsche Boerse AG	8,023	1,426,107
Deutsche Post AG, Registered Shares	16,982	1,021,987
Deutsche Telekom AG, Registered Shares	6,349,019	119,862,972
Evonik Industries AG	23,892	779,445
Fresenius SE & Co. KGaA	7,199	297,177
Infineon Technologies AG	696,615	28,928,849
Puma SE	392,967	42,028,804
SAP SE	23,174	2,907,438
Siemens AG, Registered Shares	1,206,790	191,603,379
Siemens Energy AG(f)	91,551	2,059,243
TeamViewer AG(b)(f)	61,820	934,103
Telefonica Deutschland Holding AG	501,037	1,438,362
Vantage Towers AG	2,374,503	77,440,239
Vitesco Technologies Group AG(f)	29,882	1,479,325

		709,673,123

Hong Kong — 0.4%
AIA Group Ltd.(c)	9,884,000	103,187,084
ASM Pacific Technology Ltd.	71,000	710,352
China Gas Holdings Ltd.	101,600	172,617
Hang Lung Properties Ltd.	1,259,000	2,690,112
Jardine Matheson Holdings Ltd.	6,500	383,909
Nine Dragons Paper Holdings Ltd.	292,000	291,670

Security	Shares	Value

Hong Kong (continued)
SITC International Holdings Co. Ltd.	482,000	$1,837,181
Sun Art Retail Group Ltd.	586,500	214,178

		109,487,103

India — 0.2%
HCL Technologies Ltd.	157,438	2,336,501
Indian Oil Corp. Ltd.	494,327	836,297
InterGlobe Aviation Ltd.(b)(f)	152,195	3,812,112
Reliance Industries Ltd.	282,559	9,106,076
Tata Consultancy Services Ltd.	12,928	651,000
Think & Learn Private Ltd., (Acquired 12/11/20, Cost: $8,580,000)(e)(i)	5,720	21,851,477

		38,593,463

Indonesia — 0.0%
Bank Central Asia Tbk PT	14,012,400	7,453,154

Ireland — 0.3%
Accenture PLC, Class A	5,657	2,000,202
Allegion PLC	5,485	673,174
Aptiv PLC(f)	392,687	53,633,190
Experian PLC	11,789	492,402
Medtronic PLC	41,097	4,253,128
Trane Technologies PLC	66,148	11,450,219

		72,502,315

Israel(f) — 0.5%
Nice Ltd., ADR(h)	348,383	89,206,951
Playtika Holding Corp.	1,898,476	32,331,046
SimilarWeb Ltd.(h)	129,735	1,866,887

		123,404,884

Italy — 0.7%
Enel SpA	8,308,535	63,947,451
Eni SpA	50,028	751,480
Ferrari NV	74,688	17,213,537
Intesa Sanpaolo SpA	33,713,974	100,192,485

		182,104,953

Japan — 2.0%
Advantest Corp.	31,200	2,655,511
AGC, Inc.	69,600	3,194,319
Aisin Corp.	35,400	1,285,479
Asahi Kasei Corp.	59,100	583,785
Astellas Pharma, Inc.	364,750	5,887,270
Capcom Co. Ltd.	89,700	2,165,425
Chubu Electric Power Co., Inc.	87,200	873,387
Chugai Pharmaceutical Co. Ltd.	150,200	4,878,460
CyberAgent, Inc.	23,800	277,513
Daifuku Co. Ltd.	109,200	7,581,183
Daikin Industries Ltd.	9,700	2,036,457
Disco Corp.	48,800	13,417,739
Eisai Co. Ltd.	44,500	2,228,783
Electric Power Development Co. Ltd.	48,500	636,434
FANUC Corp.	465,700	92,091,391
Fujitsu Ltd.	30,500	4,032,049
GLP J-REIT	430	692,133
Honda Motor Co. Ltd.	155,200	4,571,070
Hoya Corp.	544,750	70,636,831
Inpex Corp.	72,100	728,894
ITOCHU Corp.	109,100	3,504,997
Kao Corp.	118,400	5,916,632
Keyence Corp.	65,429	33,560,000

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kirin Holdings Co. Ltd.	321,000	$5,145,034
Kose Corp.	203,200	18,578,479
Kyocera Corp.	58,800	3,626,272
Kyowa Kirin Co. Ltd.	32,500	810,056
Lixil Corp.	109,800	2,513,338
Marubeni Corp.	300,500	3,092,126
Mazda Motor Corp.(f)	523,900	4,035,995
Mitsubishi Corp.	83,400	2,831,632
Mitsubishi Electric Corp.	616,700	7,723,180
Mitsubishi Heavy Industries Ltd.	93,200	2,531,255
Mitsui & Co. Ltd.	91,600	2,284,080
Mitsui OSK Lines Ltd.	14,500	1,122,915
Mizuho Financial Group, Inc.	473,600	6,415,386
MS&AD Insurance Group Holdings, Inc.	74,600	2,558,744
Murata Manufacturing Co. Ltd.	34,000	2,556,231
NEC Corp.	169,100	6,597,147
NET One Systems Co. Ltd.	24,600	583,925
Nidec Corp.	24,100	2,135,978
Nintendo Co. Ltd.	4,900	2,401,203
Nippon Paint Holdings Co. Ltd.	43,800	350,287
Nippon Telegraph & Telephone Corp.	159,400	4,561,667
Nippon Yusen KK	40,100	3,143,572
Nitto Denko Corp.	26,700	2,078,852
Nomura Holdings, Inc.	1,335,100	5,897,866
Obic Co. Ltd.	3,900	644,365
Olympus Corp.	138,000	3,088,033
Oracle Corp. Japan	60,400	4,517,349
Oriental Land Co. Ltd.	75,000	13,056,252
Osaka Gas Co. Ltd.	34,000	578,217
Otsuka Holdings Co. Ltd.	92,700	3,162,675
Pan Pacific International Holdings Corp.	465,500	6,265,084
Panasonic Corp.	296,100	3,259,915
Recruit Holdings Co. Ltd.	650,163	32,136,632
Ricoh Co. Ltd.	196,300	1,657,638
Rohm Co. Ltd.	23,200	1,954,301
Shionogi & Co. Ltd.	8,500	484,438
Softbank Corp.	258,600	3,241,774
SoftBank Group Corp.	76,300	3,380,055
Sony Group Corp.	268,500	30,036,683
Subaru Corp.	125,500	2,284,269
SUMCO Corp.	30,900	569,675
Sumitomo Corp.	284,700	4,400,154
Sumitomo Mitsui Trust Holdings, Inc.	21,600	746,954
Suzuki Motor Corp.	112,100	4,772,559
Takeda Pharmaceutical Co. Ltd.	91,100	2,640,368
Terumo Corp.	69,800	2,547,967
Tokyo Electron Ltd.	5,800	2,836,971
Toyota Motor Corp.	388,800	7,683,921
Yamato Holdings Co. Ltd.	256,200	5,455,583

		498,412,794

Luxembourg — 0.1%
ArcelorMittal SA	249,001	7,396,333
Arrival SA(f)(h)	2,668,138	10,432,419

		17,828,752

Mexico — 0.0%
Fomento Economico Mexicano SAB de CV	90,956	684,331
Grupo Bimbo SAB de CV, Series A	351,629	1,101,014

		1,785,345

Security	Shares	Value

Netherlands — 2.0%
Adyen NV(b)(f)	29,932	$60,908,550
Akzo Nobel NV	487,241	50,433,172
ASML Holding NV	180,791	122,448,746
Heineken Holding NV	4,051	355,159
ING Groep NV	11,044,728	163,341,602
Koninklijke Ahold Delhaize NV	33,351	1,081,393
Koninklijke Philips NV	142,948	4,754,920
NXP Semiconductors NV	389,299	79,977,587
QIAGEN NV(f)	247,778	12,261,907
Randstad NV	47,784	3,108,524
Stellantis NV	209,115	4,037,774

		502,709,334

Norway — 0.1%
Aker BP ASA	21,389	741,112
LINK Mobility Group Holding ASA(f)	574,319	881,662
Norsk Hydro ASA	1,493,071	11,474,713
Yara International ASA	12,469	640,256

		13,737,743

Poland — 0.0%
Dino Polska SA(b)(f)	4,668	359,187
Polski Koncern Naftowy ORLEN SA	37,835	661,259

		1,020,446

Portugal — 0.0%
Jeronimo Martins SGPS SA	251,264	6,038,137

Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services Group Co.	7,143	315,581

Singapore — 0.1%
DBS Group Holdings Ltd.	333,600	8,762,627
Sea Ltd., ADR(f)	2,938	441,611
United Overseas Bank Ltd.	350,300	7,828,735

		17,032,973

South Africa — 0.0%
FirstRand Ltd.	169,187	682,010
Impala Platinum Holdings Ltd.	116,997	1,803,726
Kumba Iron Ore Ltd.	31,843	1,136,071
Standard Bank Group Ltd.	41,401	404,082

		4,025,889

South Korea — 0.9%
Amorepacific Corp.	289,965	37,817,607
DL E&C Co. Ltd.(f)	5,365	528,115
Fila Holdings Corp.	21,728	536,796
Hana Financial Group, Inc.	42,699	1,608,829
Kakao Corp.(f)	250,893	18,122,420
KB Financial Group, Inc.	29,665	1,470,188
Kia Corp.	10,483	730,935
Krafton, Inc.(f)(h)	6,883	1,594,778
Kumho Petrochemical Co. Ltd.	7,117	883,530
LG Chem Ltd.	47,850	25,650,486
LG Energy Solution	240,586	89,808,129
LG Household & Health Care Ltd.	684	556,398
Lotte Chemical Corp.	2,282	375,258
OCI Co. Ltd.(f)	10,601	797,847
POSCO	20,914	4,678,324
Samsung Electronics Co. Ltd.	54,247	3,374,113
Samsung Fire & Marine Insurance Co. Ltd.	3,825	639,354
Samsung SDI Co. Ltd.	59,062	29,311,510

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
SK Hynix, Inc.	6,185	$640,195
SK Innovation Co. Ltd.(f)	6,656	1,221,562

		220,346,374

Spain — 0.3%
Banco Santander SA.	91,997	322,597
Cellnex Telecom SA(b)	1,670,127	75,732,889
Endesa SA	73,457	1,644,598
Iberdrola SA	233,414	2,676,105

		80,376,189

Sweden — 1.0%
Atlas Copco AB, A Shares	392,953	23,257,331
Elekta AB, -B Shares	62,678	641,460
Epiroc AB, Class A	517,710	11,047,479
EQT AB	5,384	210,980
H & M Hennes & Mauritz AB, B Shares	116,585	2,321,306
Hexagon AB, B Shares	1,499,297	20,222,621
Husqvarna AB, B Shares	23,570	327,716
Kinnevik AB, Class B(f)	13,310	397,817
Lundin Energy AB	38,632	1,571,082
Nibe Industrier AB, B Shares	27,778	264,018
Saab AB	43,596	1,033,835
Sandvik AB	2,668,564	70,275,351
Svenska Handelsbanken AB, A Shares	207,132	2,207,521
Telia Co. AB	203,132	800,623
Volvo AB, B Shares	4,917,935	110,980,180

		245,559,320

Switzerland — 0.6%
ABB Ltd., Registered Shares	137,400	4,763,902
Adecco Group AG, Registered Shares	60,870	2,899,434
Alcon, Inc.(h)	47,700	3,662,406
Cie Financiere Richemont SA, Class A, Registered Shares	110,190	16,014,331
Geberit AG, Registered Shares	815	553,735
Givaudan SA, Registered Shares	79	327,291
Julius Baer Group Ltd.	13,466	879,999
Kuehne + Nagel International AG, Registered Shares	4,858	1,371,836
Lonza Group AG, Registered Shares	24,005	16,550,052
Nestle SA, Registered Shares	154,978	20,013,593
Novartis AG, Registered Shares	17,791	1,545,851
On Holding AG, Class A(f)(h)	52,816	1,392,758
Partners Group Holding AG	3,869	5,394,151
Roche Holding AG	2,683	1,038,319
Sika AG, Registered Shares	88,431	30,939,715
STMicroelectronics NV	302,198	14,209,570
Straumann Holding AG, Registered Shares	8,837	14,643,647
Swatch Group AG	2,052	598,614
UBS Group AG, Registered Shares	38,083	706,422

		137,505,626

Taiwan — 0.9%
ASE Technology Holding Co. Ltd.	224,000	815,828
Asustek Computer, Inc.	48,000	627,527
Cathay Financial Holding Co. Ltd.	2,326,000	5,395,265
Evergreen Marine Corp. Taiwan Ltd.	473,000	2,006,811
Formosa Plastics Corp.	1,108,000	4,248,593
Fubon Financial Holding Co. Ltd.	2,433,373	6,714,927
Hon Hai Precision Industry Co. Ltd.	1,280,760	4,788,668
MediaTek, Inc.	139,000	5,520,967
Nan Ya Plastics Corp.	1,516,000	4,787,140

Security	Shares	Value

Taiwan (continued)
Nanya Technology Corp.	167,000	$443,638
Novatek Microelectronics Corp.	157,000	2,761,041
SinoPac Financial Holdings Co. Ltd.	1,027,000	614,469
Taiwan Cooperative Financial Holding Co. Ltd.	1,103,000	1,058,285
Taiwan Glass Industry Corp.	1,680,000	1,436,934
Taiwan Semiconductor Manufacturing Co. Ltd.	7,559,000	174,779,096
Uni-President Enterprises Corp.	1,132,000	2,774,498
United Microelectronics Corp.	562,000	1,174,186
Wan Hai Lines Ltd.	74,000	405,653
Yageo Corp.	80,000	1,363,421
Yang Ming Marine Transport Corp.(f)	548,000	2,029,744

		223,746,691

Thailand — 0.0%
Intouch Holdings PCL, Class F	2,024,100	4,665,856

Turkey — 0.0%
BIM Birlesik Magazalar A/S	82,678	436,658

United Arab Emirates(e) — 0.0%
Jawbone Health Hub, Inc., (Acquired 01/24/17, Cost: $0), 01/24/17(i)	1,518,232	15
NMC Health PLC(f)	1,077,976	15

		30

United Kingdom — 2.5%
Alphawave IP Group PLC(f)(h)	2,084,903	4,528,436
Anglo American PLC	558,330	24,614,246
Ashtead Group PLC	3,888	278,101
AstraZeneca PLC	819,125	95,287,120
Auto Trader Group PLC(b)	1,172,878	10,628,193
Barclays PLC	3,156,130	8,467,321
BP PLC	2,324,331	12,049,150
BP PLC, ADR	426,756	13,195,296
British American Tobacco PLC	19,054	813,510
Burberry Group PLC	100,933	2,560,563
Capri Holdings Ltd.(f)	275,177	16,529,882
CNH Industrial NV	21,430	326,638
Compass Group PLC	2,730,213	62,051,255
Diageo PLC	104,053	5,250,656
Dr. Martens PLC	337,300	1,401,379
Ferguson PLC	107,592	16,923,190
Genius Sports Ltd.(f)	796,159	5,159,110
GlaxoSmithKline PLC	68,957	1,538,843
Hargreaves Lansdown PLC	29,958	543,909
Intertek Group PLC	6,044	438,616
Kingfisher PLC	407,160	1,825,850
Legal & General Group PLC	465,656	1,820,695
Linde plc(f)	57,371	18,282,990
Lloyds Banking Group PLC	218,145,949	151,386,922
London Stock Exchange Group PLC	3,853	377,260
National Grid PLC	67,689	990,488
Natwest Group PLC	287,660	945,475
RELX PLC	34,816	1,070,954
Rio Tinto PLC	273,486	19,276,747
Royal Mail PLC	386,188	2,307,727
Shell PLC	60,273	1,548,336
Smith & Nephew PLC	88,273	1,501,256
Spirax-Sarco Engineering PLC	74,320	13,396,604
THG PLC(f)(h)	7,783,061	13,873,716

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Unilever PLC	1,988,773	$101,987,954
Vodafone Group PLC	394,757	693,140

		613,871,528

United States — 42.9%
Abbott Laboratories(j)	1,492,591	190,245,649
AbbVie, Inc.(j)	1,389,498	190,208,381
Adobe, Inc.(f)	9,097	4,860,527
Advance Auto Parts, Inc.	99,569	23,051,219
Advanced Micro Devices, Inc.(f)	5,189	592,843
Agilent Technologies, Inc.	12,128	1,689,673
Air Products & Chemicals, Inc.	387,852	109,420,806
Airbnb, Inc., Class A(f)	7,076	1,089,492
Albemarle Corp.	275,766	60,872,587
Alcoa Corp.	571,589	32,414,812
Align Technology, Inc.(f)	1,289	638,003
Allstate Corp.	7,267	876,909
Alnylam Pharmaceuticals, Inc.(f)	77,685	10,689,456
Alphabet, Inc., Class A(f)	815	2,205,447
Alphabet, Inc., Class C(f)	145,574	395,083,469
Altair Engineering, Inc., Class A(f)	323,743	20,369,910
AltC Acquisition Corp., Class A(f)	620,753	6,002,682
Altice USA, Inc., Class A(f)	73,828	1,064,600
Altus Power, Inc., (Acquired 01/21/22, Cost: $4,543,500)(i)	454,350	3,275,864
Amazon.com, Inc.(f)(j)	108,150	323,527,480
American Tower Corp.	693,925	174,522,137
American Water Works Co., Inc.	36,926	5,937,701
AMETEK, Inc.	6,381	872,729
Amphenol Corp., Class A	15,177	1,207,937
Analog Devices, Inc.	7,952	1,303,889
ANSYS, Inc.(f)	63,228	21,498,152
Anthem, Inc.	95,705	42,204,948
Aon PLC, Class A	1,214	335,598
Apple, Inc.(j)	2,819,608	492,811,086
Applied Materials, Inc.	698,574	96,528,955
Arthur J. Gallagher & Co.	4,931	778,802
Astra Space, Inc.	748,566	3,578,145
Atlassian Corp. PLC, Class A(f)	75,081	24,351,772
Autodesk, Inc.(f)	338,094	84,452,500
AutoZone, Inc.(f)	710	1,410,309
AvidXchange Holdings, Inc.(f)	17,910	185,548
Baker Hughes Co.	217,641	5,972,069
Bank of America Corp.(j)	4,674,583	215,685,260
Bath & Body Works, Inc.	199,126	11,164,995
Baxter International, Inc.	16,009	1,367,809
Becton Dickinson and Co.	4,130	1,049,598
Berkshire Grey, Inc.	223,944	774,846
Berkshire Hathaway, Inc., Class B(f)	6,380	1,997,068
Best Buy Co., Inc.	155,213	15,409,547
Bio-Rad Laboratories, Inc., Class A(f)	859	515,168
Boston Scientific Corp.(f)(j)	3,627,813	155,633,178
Bristol-Myers Squibb Co.	1,687,183	109,481,305
Broadcom, Inc.	1,763	1,032,906
Brown-Forman Corp., Class B	68,611	4,626,440
Cadence Design Systems, Inc.(f)	131,525	20,010,213
California Resources Corp.	443,356	18,895,833
Capital One Financial Corp.	500,906	73,497,937
Cardinal Health, Inc.	8,551	440,975
Caresyntax, Inc.(e)	39,141	5,305,954
Carrier Global Corp.	304,704	14,528,287

Security	Shares	Value

United States (continued)
CBRE Group, Inc., Class A(f)	20,389	$2,066,221
CDW Corp.	2,815	532,176
CF Industries Holdings, Inc.	848,512	58,437,021
Charles Schwab Corp.	1,912,760	167,749,052
Charter Communications, Inc., Class A(f)	130,991	77,722,200
Cigna Corp.	4,841	1,115,657
Citigroup, Inc.	10,557	687,472
CME Group, Inc.	80,627	18,503,896
Comcast Corp., Class A	2,789,152	139,429,708
ConocoPhillips(j)	2,562,384	227,078,470
Consolidated Edison, Inc.	5,208	450,232
Constellation Brands, Inc., Class A	6,472	1,538,718
Corteva, Inc.	83,299	4,005,016
Costco Wholesale Corp.	297,759	150,407,004
Crowdstrike Holdings, Inc., Class A(f)	220,784	39,882,422
Crown Castle International Corp.	20,889	3,812,451
Crown PropTech Acquisitions(f)	487,104	4,871,040
Crown Proptech Acquisitions Pvt Ltd.(e)	186,720	449,995
D.R. Horton, Inc.	1,351,630	120,592,429
Danaher Corp.	36,171	10,337,310
Datadog, Inc., Class A(f)	53,755	7,854,143
Davidson Kempner Merchant Co-investment Fund LP, (Acquired 04/01/21, Cost: $17,262,094)(c)(i)(k)	26,559,000	18,469,394
DaVita, Inc.(f)	34,676	3,757,838
Deere & Co.	22,962	8,642,897
Dell Technologies, Inc., Class C(f)	98,837	5,614,930
Delta Air Lines, Inc.(f)	232,455	9,226,139
Devon Energy Corp.	498,165	25,192,204
DexCom, Inc.(f)	70,924	30,531,364
Dick’s Sporting Goods, Inc.	116,205	13,410,057
DocuSign, Inc.(f)	36,523	4,593,498
Doma Holdings, Inc.	815,091	3,598,576
Dominion Energy, Inc.	4,576	369,100
Domino’s Pizza, Inc.	1,052	478,292
Duke Realty Corp.	8,708	503,148
Dynatrace, Inc.(f)	111,737	6,129,892
Eaton Corp. PLC	8,675	1,374,380
Ecolab, Inc.	5,051	956,912
Edison International	7,787	488,946
Edwards Lifesciences Corp.(f)	696,922	76,103,882
Electronic Arts, Inc.	30,023	3,982,851
Element Solutions, Inc.	183,943	4,127,681
Eli Lilly & Co.	2,857	701,079
Emerson Electric Co.	50,967	4,686,416
Energy Transfer LP	1,037,797	9,931,717
Enphase Energy, Inc.(f)	1,560	219,133
EPAM Systems, Inc.(f)	15,586	7,421,118
Epic Games, Inc., (Acquired 07/02/20, Cost: $23,484,725), 07/02/20(e)(i)	40,843	37,045,009
EQT Corp.(f)	4,799,848	101,996,770
Equifax, Inc.	1,526	365,874
Equity Residential	36,216	3,213,446
Essex Property Trust, Inc.	6,313	2,099,073
Estee Lauder Cos., Inc., Class A	30,377	9,471,245
Evergy, Inc.	5,577	362,282
Expedia Group, Inc.(f)	110,126	20,184,995
Exscientia Ltd., (Acquired 10/01/21, Cost: $15,553,138)(i)	2,220,600	39,108,343
Extra Space Storage, Inc.	2,967	588,030
Exxon Mobil Corp.	175,395	13,323,004

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
F5, Inc.(f)	1,631	$338,628
Fanatics Holdings, Inc., (Acquired 12/15/21, Cost: $40,652,984)(e)(i)	599,248	40,652,984
Fastenal Co.	7,260	411,497
FedEx Corp.	62,920	15,469,511
First Republic Bank	16,443	2,854,340
Floor & Decor Holdings, Inc., Class A(f)(h)	161,847	17,596,006
FMC Corp.	8,471	934,944
Ford Motor Co.	667,030	13,540,709
Fortinet, Inc.(f)	103,299	30,704,595
Fortive Corp.	1,952,654	137,740,213
FQT Private(e)	2,439,185	2,780,671
Franklin Resources, Inc.	75,671	2,419,202
Freeport-McMoRan, Inc.(j)	2,602,241	96,855,410
Frontier Communications Parent, Inc.(f)(h)	488,458	13,022,290
Garmin Ltd.	3,509	436,590
Gartner, Inc.(f)	5,367	1,577,308
Generac Holdings, Inc.(f)(h)	58,588	16,544,079
General Motors Co.(f)	2,180,103	114,956,831
Genuine Parts Co.	16,151	2,151,798
Gilead Sciences, Inc.	33,704	2,314,791
Gitlab, Inc., Class A(f)	1,784	114,194
Globalfoundries, Inc.(f)(h)	951,439	46,944,000
Goldman Sachs Group, Inc.	3,288	1,166,188
Gores Holdings VIII, Inc., Class A(f)	258,549	2,582,905
Gores Metropoulos II Inc., (Acquired 01/14/22, Cost: $4,662,535)(i)	489,540	4,280,586
Gores Metropoulos II Inc.(e)	341,161	2,718,734
Hasbro, Inc.	4,656	430,587
HCA Healthcare, Inc.	10,728	2,575,256
Health Care Select Sector SPDR Fund	201,333	26,420,930
Hess Corp.	17,064	1,574,837
Hewlett Packard Enterprise Co.	205,625	3,357,856
Hilton Worldwide Holdings, Inc.(f)	454,300	65,923,473
Hologic, Inc.(f)	17,908	1,257,858
Home Depot, Inc.	356,799	130,938,097
HP, Inc.	51,944	1,907,903
Humana, Inc.	176,774	69,383,795
IDEXX Laboratories, Inc.(f)	5,577	2,829,212
iHeartMedia, Inc., Class A(f)(h)	10,778	217,177
Informatica, Inc., Class A(f)	390,800	10,911,136
Ingersoll Rand, Inc.	14,049	789,694
Intercontinental Exchange, Inc.	3,525	446,477
International Flavors & Fragrances, Inc.	458,793	60,523,973
Intuit, Inc.	24,650	13,686,419
Intuitive Surgical, Inc.(f)	255,685	72,660,563
Invesco Ltd.	92,939	2,105,998
IQVIA Holdings, Inc.(f)	1,650	404,085
Johnson & Johnson	1,027,262	176,986,970
Johnson Controls International PLC	181,984	13,224,777
JPMorgan Chase & Co.	72,244	10,735,458
Khosla Ventures Acquisition Co.(f)	549,309	5,344,777
Kinder Morgan, Inc.	94,436	1,639,409
Kroger Co.	16,546	721,240
Lam Research Corp.	5,175	3,052,836
Latch, Inc.	520,854	3,338,674
Lennar Corp., Class A	174,413	16,762,833
Liberty Media Acquisition Corp.(f)	1,579,349	16,251,501
Liberty Media Corp. - Liberty SiriusXM, Class A(f)(h)	887,408	41,042,620
Liberty Media Corp. - Liberty SiriusXM, Class C(f) .	1,226,248	57,057,319

Security	Shares	Value

United States (continued)
Lightning eMotors, Inc.	292,347	$385,898
Lions Gate Entertainment Corp., Class A(f)	510,790	8,009,187
Live Nation Entertainment, Inc.(f)	159,995	17,521,052
LKQ Corp.	45,596	2,502,764
Lookout, Inc., (Acquired 03/04/15, Cost: $2,002,652), 03/04/15(e)(i)	175,316	1,931,982
Lowe’s Cos., Inc.	175,398	41,630,715
Marsh & McLennan Cos., Inc.	883,455	135,734,026
Masco Corp.	1,745,335	110,532,066
Masimo Corp.(f)	56,872	12,504,447
Mastercard, Inc., Class A	501,931	193,936,100
McDonald’s Corp.	460,463	119,467,125
Merck & Co., Inc.	16,479	1,342,709
Meta Platforms, Inc., Class A(f)(j)	238,906	74,839,694
Mettler-Toledo International, Inc.(f)	2,827	4,163,266
Microchip Technology, Inc.	4,840	375,003
Micron Technology, Inc.	865,861	71,234,384
Microsoft Corp.(j)	1,822,474	566,752,974
Mirion Tech, Inc.	2,672,710	22,477,491
Moderna, Inc.(f)	64,986	11,004,079
Mohawk Industries, Inc.(f)	2,315	365,469
Moneylion, Inc., Class A	495,052	1,360,129
MongoDB, Inc.(f)	50,466	20,444,281
Monolithic Power Systems, Inc.	1,361	548,388
Monster Beverage Corp.(f)	7,208	625,078
Moody’s Corp.	2,536	869,848
Morgan Stanley	1,257,905	128,985,579
Mosaic Co.	46,118	1,842,414
Motorola Solutions, Inc.	3,475	805,992
MSCI, Inc.	900	482,508
Netflix, Inc.(f)	13,565	5,794,154
New Relic, Inc.(f)	140,701	14,793,303
NextEra Energy, Inc.(j)	1,810,963	141,472,430
NIKE, Inc., Class B	102,896	15,235,811
Northern Trust Corp.	17,143	1,999,560
NRG Energy, Inc.	6,340	253,156
NVIDIA Corp.(j)	390,950	95,728,017
NVR, Inc.(f)	114	607,303
Offerpad Solutions, Inc.	743,794	2,707,410
Okta, Inc.(f)	80,735	15,976,649
ONEOK, Inc.	72,506	4,399,664
Opendoor Technologies Inc.(f)	744,088	7,388,794
Oracle Corp.	29,537	2,397,223
O’Reilly Automotive, Inc.(f)	34,011	22,166,669
Organon & Co.	99,919	3,188,415
Otis Worldwide Corp.	31,515	2,692,326
Palantir Technologies, Inc., Class A(f)	137,724	1,888,196
Palo Alto Networks, Inc.(f)	64,120	33,175,688
Park Hotels & Resorts, Inc.(f)	134,442	2,446,844
Parker-Hannifin Corp.	245,423	76,083,584
Paycom Software, Inc.(f)	3,551	1,190,650
PayPal Holdings, Inc.(f)	293,318	50,433,097
Peloton Interactive, Inc., Class A(f)	628,174	17,167,995
Penn National Gaming, Inc.(f)	167,648	7,646,425
PepsiCo, Inc.	99,566	17,276,692
Pfizer, Inc.	28,229	1,487,386
Philip Morris International, Inc.	16,416	1,688,386
Pinterest, Inc., Class A(f)	32,198	951,773
Pioneer Natural Resources Co.	225,350	49,326,861
Planet Labs Inc., Class A, Class A, (Acquired 01/06/22, Cost: $5,833,600)(i)	583,360	3,558,496

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Playstudios, Inc.	868,008	$4,055,444
PNC Financial Services Group, Inc.	14,357	2,957,398
PPG Industries, Inc.	537,423	83,945,473
Procter & Gamble Co.	4,735	759,731
Prologis, Inc.	44,135	6,921,251
Proof Acquisition Corp.(e)	108,512	543
Public Storage	1,255	449,955
PVH Corp.	130,975	12,443,935
Qualcomm, Inc.	117,414	20,636,685
Raytheon Technologies Corp.	3,881	350,027
Regeneron Pharmaceuticals, Inc.(f)	32,598	19,838,817
ResMed, Inc.	100,985	23,085,171
Rivian Automotive, Inc., Class A(f)(h)	457,018	30,044,363
Rocket Lab USA, Inc.	447,252	4,043,158
Rockwell Automation, Inc.	8,509	2,460,973
Roku, Inc.(f)	2,236	366,816
Rollins, Inc.	21,862	674,443
Ross Stores, Inc.	7,761	758,638
Rotor Acqusition Ltd.(e)	87,039	597,088
S&P Global, Inc.	45,511	18,897,077
salesforce.com, Inc.(f)	699,185	162,651,407
Sarcos Tech & Robot	3,560,566	20,651,283
Sarcos Technology and Robotics Corp.(f)(h)	164,137	951,995
SBA Communications Corp.	18,488	6,016,735
Seagen, Inc.(f)	242,128	32,568,637
Sema4 Holdings Corp., (Acquired 01/24/22, Cost: $10,527,953)(i)	2,124,370	7,265,345
Sema4 Holdings Corp.	580,473	1,985,218
Sempra Energy	1,045,970	144,511,215
ServiceNow, Inc.(f)(h)	169,026	99,012,050
Sherwin-Williams Co.	3,630	1,040,031
Signet Jewelers Ltd.	152,694	13,151,534
Skyworks Solutions, Inc.	3,781	553,992
SmartRent, Inc.(f)(h)	786,890	6,043,315
Snap-on, Inc.	9,671	2,013,986
Snorkel AI, Inc., Series B, (Acquired 06/30/21, Cost: $1,060,929)(e)(i)	70,636	965,594
Snowflake, Inc., Class A(f)	6,857	1,891,846
Sonder(e)	295,710	3
Sonos, Inc.(f)	741,534	18,701,487
Southwest Airlines Co.(f)	35,816	1,603,124
SPDR Blackstone Senior Loan ETF	307,123	14,001,738
Splunk, Inc.(f)	50,141	6,213,473
Starbucks Corp.	26,636	2,618,852
Starwood Property Trust, Inc.	476,293	11,788,252
Stryker Corp.	104,058	25,811,587
Sun Country Airlines	963,151	25,600,554
SVB Financial Group(f)	1,289	752,647
Synopsys, Inc.(f)	1,743	541,202
T. Rowe Price Group, Inc.	29,164	4,503,797
Taboola.com Ltd.	671,898	4,064,983
Tapestry, Inc.	77,951	2,958,240
TE Connectivity Ltd.	674,477	96,456,956
Teledyne Technologies, Inc.(f)	577	243,165
Teradyne, Inc.	6,235	732,176
Thermo Fisher Scientific, Inc.	256,097	148,869,186
TJX Cos., Inc.	1,634,848	117,660,011
T-Mobile US, Inc.(f)	5,437	588,120
Toast, Inc., Class A(f)(h)	552,256	12,635,617

Security		Shares	Value

United States (continued)
TPB Acquisition Corp. I, Class A, Class A(f)		287,026	$2,764,060
TransDigm Group, Inc.(f)		38,351	23,631,503
Trimble, Inc.(f)		9,030	651,605
Twilio, Inc., Class A(f)(h)		76,567	15,781,990
Twitter, Inc.(f)		38,200	1,432,882
U.S. Bancorp		196,888	11,456,913
Uber Technologies, Inc.(f)(h)		346,479	12,958,315
UDR, Inc.		8,165	464,099
Ulta Beauty, Inc.(f)(h)		23,261	8,460,956
Under Armour, Inc., Class A(f)		98,340	1,851,742
United Parcel Service, Inc., Class B		826,204	167,066,711
United Rentals, Inc.(f)		46,675	14,941,601
United States Steel Corp.		365,259	7,568,166
UnitedHealth Group, Inc.		610,433	288,472,323
Vail Resorts, Inc.		6,882	1,907,002
Valero Energy Corp.		1,266,982	105,121,497
VeriSign, Inc.(f)		113,360	24,619,525
Verisk Analytics, Inc.		93,279	18,294,810
Verizon Communications, Inc.		156,492	8,330,069
Vertex Pharmaceuticals, Inc.(f)(h)		10,464	2,543,275
Vertiv Holdings		4,351,613	90,774,647
VF Corp.		11,970	780,564
Victoria’s Secret & Co.(f)(h)		99,122	5,533,981
Visa, Inc., Class A		4,133	934,761
VMware, Inc., Class A		30,123	3,870,203
Vulcan Materials Co.		662,522	126,084,562
W.R. Berkley Corp.		7,756	655,382
Walmart, Inc.		420,086	58,732,224
Walt Disney Co.(f)		941,213	134,565,223
Waste Connections, Inc.		18,878	2,354,087
Waters Corp.(f)		6,340	2,029,561
Wells Fargo & Co.		5,998	322,692
Western Digital Corp.(f)		338,075	17,492,000
Weyerhaeuser Co.		375,949	15,199,618
Williams-Sonoma, Inc.		264,808	42,512,276
Willis Towers Watson PLC		13,026	3,047,563
WillScot Mobile Mini Holdings Corp.(f)(h)		433,887	16,071,174
Workday, Inc., Class A(f)		16,679	4,219,954
Xcel Energy, Inc.		5,077	353,664
Xilinx, Inc.		189,706	36,717,596
Yum! Brands, Inc.		13,522	1,692,549
Zebra Technologies Corp., Class A(f)		4,563	2,323,115
Zoetis, Inc.		103,390	20,656,288
Zoom Video Communications, Inc., Class A(f)		16,706	2,577,402
Zscaler, Inc.(f)		138,942	35,723,378

			10,607,201,749

Total Common Stocks — 65.6% (Cost: $11,389,608,684)			16,212,615,714

		Par (000)

Corporate Bonds

Argentina — 0.0%
Genneia SA, 8.75%, 09/02/27(b)	USD	927	853,526

Australia(e) — 0.8%
Oceana Australian Trust
10.00%, 08/31/23	AUD	7,008	4,979,782

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Australia (continued)
Oceana Australian Trust (continued) 10.25%, 08/31/25	AUD	13,002	$9,227,999
Quintis Australia Pty. Ltd.(b)(g)(l)
(12.00% PIK), 12.00%, 10/01/28	USD	82,684	82,684,528
(7.50% Cash or 8.00% PIK), 7.50%, 10/01/26	.	88,836	88,835,756

			185,728,065

Austria — 0.0%
Klabin Austria GmbH, 3.20%, 01/12/31(b)		1,509	1,352,637
Suzano Austria GmbH, 3.13%, 01/15/32		1,715	1,586,375

			2,939,012

Bahamas — 0.0%
Intercorp Peru Ltd., 3.88%, 08/15/29(b)		986	950,442

Bahrain(d) — 0.0%
BBK BSC, 5.50%, 07/09/24		506	521,275
Oil and Gas Holding Co., 7.63%, 11/07/24		475	507,656

			1,028,931

Bermuda — 0.0%
Geopark Ltd., 5.50%, 01/17/27(b)		308	289,520
Hopson Development Holdings Ltd.(d)
6.80%, 12/28/23		600	505,238
7.00%, 05/18/24		392	318,941
Investment Energy Resources Ltd., 6.25%, 04/26/29(b)		260	269,100
Li & Fung Ltd.(d)
4.38%, 10/04/24		1,920	1,938,360
4.50%, 08/18/25		760	765,367
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak
4.85%, 10/14/38(d)		2,710	2,829,917
4.85%, 10/14/38(b)		2,231	2,329,722

			9,246,165

Brazil — 0.0%
Banco do Brasil SA/Cayman, 4.75%, 03/20/24(d)	.	1,282	1,331,117
Itau Unibanco Holding SA/Cayman Island, 3.25%, 01/24/25(b)		1,331	1,336,657
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(l)		1,000	830,000
Suzano Austria GmbH, 3.75%, 01/15/31		402	391,774

			3,889,548

British Virgin Islands — 0.1%
China Cinda 2020 I Management Ltd., 3.25%, 01/28/27		2,855	2,875,956
Fortune Star BVI Ltd., 5.95%, 10/19/25(d)		3,132	3,038,040
Fuqing Investment Management Ltd., 3.25%, 06/23/25(d)		3,490	3,245,264
Haimen Zhongnan Investment Development International Co. Ltd., 12.00%, 06/08/22(d)		1,660	663,792
HKT Capital No 6 Ltd., 3.00%, 01/18/32		3,170	3,132,942
New Metro Global Ltd., 4.50%, 05/02/26(d)		1,568	1,076,824
SF Holding Investment 2021 Ltd., 2.38%, 11/17/26		1,800	1,769,131

			15,801,949

Canada(b) — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 6.25%, 09/15/27		71	73,219

Security		Par (000)	Value

Canada (continued)
First Quantum Minerals Ltd., 6.88%, 10/15/27	USD	4,329	$4,599,563
Mattamy Group Corp., 4.63%, 03/01/30		953	939,591

			5,612,373

Cayman Islands — 0.2%
Agile Group Holdings Ltd., 5.50%, 04/21/25(d)		3,030	1,302,900
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(d)(m)		355	265,323
Central China Real Estate Ltd., 7.90%, 11/07/23(d)		510	270,300
China Aoyuan Group Ltd.(d)(n)
7.95%, 06/21/24		1,502	259,095
5.98%, 08/18/25		2,110	358,700
6.20%, 03/24/26		3,132	532,440
China Evergrande Group(d)(f)(n)
8.25%, 03/23/22		2,289	400,575
10.00%, 04/11/23		1,139	182,240
China SCE Group Holdings Ltd.(d)
7.38%, 04/09/24		1,139	859,945
5.95%, 09/29/24		1,139	837,165
7.00%, 05/02/25		1,139	802,995
CIFI Holdings Group Co. Ltd.(d)
6.45%, 11/07/24		1,139	1,030,795
6.00%, 07/16/25		569	502,143
4.45%, 08/17/26		1,423	1,195,320
Country Garden Holdings Co. Ltd., 5.40%, 05/27/25(d)		1,310	1,126,600
DaFa Properties Group Ltd.
12.50%, 06/30/22		1,460	793,436
12.38%, 07/30/22(d)		430	214,678
Dexin China Holdings Co. Ltd.(d)
11.88%, 04/23/22		1,097	830,155
9.95%, 12/03/22		1,023	665,462
Fantasia Holdings Group Co. Ltd.(d)(f)(n)
7.95%, 07/05/22		510	104,550
10.88%, 01/09/23		3,132	642,060
11.88%, 06/01/23		1,401	287,205
9.25%, 07/28/23		902	184,910
9.88%, 10/19/23		481	98,605
Hilong Holding Ltd., 9.75%, 11/18/24(d)		1,770	1,414,119
IHS Holding Ltd., 6.25%, 11/29/28(b)		505	510,454
Jingrui Holdings Ltd., 12.00%, 07/25/22(d)		1,269	507,600
Kaisa Group Holdings Ltd.(d)(f)(n)
10.88%, 07/23/23		1,571	419,064
9.75%, 09/28/23		1,386	368,849
11.95%, 11/12/23		2,267	617,758
11.25%, 04/16/25		1,800	481,500
9.95%, 07/23/25		490	130,554
Logan Group Co. Ltd., 4.50%, 01/13/28(d)		2,239	1,578,495
Melco Resorts Finance Ltd.(d)
5.25%, 04/26/26		1,247	1,214,500
5.38%, 12/04/29		2,234	2,108,338
MGM China Holdings Ltd., 5.38%, 05/15/24(d)		2,000	1,992,250
Modern Land China Co. Ltd.(d)(f)(n)
11.50%, 11/13/22		569	102,420
9.80%, 04/11/23		2,170	390,600
11.95%, 03/04/24		569	102,420
Oryx Funding Ltd., 5.80%, 02/03/31(b)		511	528,246
Powerlong Real Estate Holdings Ltd., 6.25%, 08/10/24(d)		1,139	877,030
Redco Properties Group Ltd., 9.90%, 02/17/24(d)		285	114,000

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Redsun Properties Group Ltd., 10.50%, 10/03/22(d)	USD	769	$322,980
Ronshine China Holdings Ltd.(d)
7.35%, 12/15/23		245	63,700
6.75%, 08/05/24		2,020	505,000
7.10%, 01/25/25		2,778	694,500
Sable International Finance Ltd., 5.75%, 09/07/27(d)		621	634,221
Sands China Ltd., 4.38%, 06/18/30		1,500	1,462,695
Shelf Drilling Holdings Ltd., 8.88%, 11/15/24(b)		195	198,900
Shimao Group Holdings Ltd.(d)
5.60%, 07/15/26		3,100	1,410,500
3.45%, 01/11/31		1,899	769,095
Shui On Development Holding Ltd.(d)
6.15%, 08/24/24		1,139	1,064,965
5.50%, 03/03/25		2,098	1,919,670
Sinic Holdings Group Co. Ltd.(d)(f)(n)
8.50%, 01/24/22		490	29,400
10.50%, 06/18/22		1,188	71,280
SNB Sukuk Ltd., 2.34%, 01/19/27		5,100	5,081,130
Sunac China Holdings Ltd.(d)
6.50%, 01/10/25		1,394	808,520
7.00%, 07/09/25		1,900	1,102,000
Times China Holdings Ltd.(d)
6.75%, 07/08/25		1,920	921,600
5.75%, 01/14/27		1,924	865,800
Wynn Macau Ltd., 4.88%, 10/01/24(d)		1,403	1,334,393
XP, Inc., 3.25%, 07/01/26(b)		870	819,431
Yuzhou Group Holdings Co. Ltd.(d)
8.50%, 02/04/23		1,950	448,500
8.50%, 02/26/24		1,970	433,400
8.38%, 10/30/24		480	105,600
8.30%, 05/27/25		1,423	305,945
Zhenro Properties Group Ltd.(d)
7.35%, 02/05/25		1,723	706,430
6.63%, 01/07/26		769	315,290

			49,600,739

Chile — 0.0%
Celulosa Arauco y Constitucion SA, 5.15%, 01/29/50(b)		650	697,190
Colbun SA, 3.15%, 01/19/32(b)		696	662,418
Corp. Nacional del Cobre de Chile
3.75%, 01/15/31(b)		291	302,640
4.25%, 07/17/42(d)		1,188	1,222,749
GNL Quintero SA, 4.63%, 07/31/29(d)		790	820,252
Kenbourne Invest SA, 6.88%, 11/26/24(b)		1,001	1,028,237
Sociedad Quimica y Minera de Chile SA, 3.50%, 09/10/51(b)		1,067	973,744
VTR Comunicaciones SpA, 4.38%, 04/15/29(b)		1,820	1,763,944

			7,471,174

China — 0.1%
China Aoyuan Group Ltd.(d)(n)
7.95%, 02/19/23		2,573	450,275
6.35%, 02/08/24		801	140,175
China Construction Bank Corp., 2.85%, 01/21/32		2,400	2,400,048
China Evergrande Group(d)(f)(n)
9.50%, 04/11/22		2,289	377,685
11.50%, 01/22/23		2,277	364,320

Security		Par (000)	Value

China (continued)
China Grand Automotive Services Ltd., 8.63%, 04/08/22(d)	USD	1,940	$1,261,000
China Milk Products Group Ltd., 0.00%, 01/15/49(f)(n)		39,500	39,500
China SCE Group Holdings Ltd., 7.25%, 04/19/23(d)		478	375,230
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/25(d)		569	497,875
Easy Tactic Ltd.(d)
12.38%, 11/18/22		569	210,530
11.75%, 08/02/23		1,908	667,800
8.63%, 03/05/24		1,520	524,400
11.63%, 09/03/24		520	176,800
Fantasia Holdings Group Co. Ltd., 11.75%, 04/17/22(d)(f)(n)		3,710	760,550
Fortune Star BVI Ltd.(d)
6.85%, 07/02/24		732	728,340
5.00%, 05/18/26		579	538,470
5.05%, 01/27/27		2,562	2,318,610
Guoren Property & Casualty Insurance Co. Ltd., 3.35%, 06/01/26(d)		1,856	1,836,549
Haimen Zhongnan Investment Development International Co. Ltd., 10.88%, 06/18/22(d)		450	157,500
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24(d)		1,139	1,121,773
Kaisa Group Holdings Ltd.(d)(f)(n)
11.50%, 01/30/23		1,746	466,291
9.38%, 06/30/24		3,169	855,630
KWG Group Holdings Ltd., 7.40%, 03/05/24(d)		2,713	1,546,410
RKPF Overseas Ltd.(d)
5.13%, 07/26/26		889	742,315
Series 2019-A, 6.00%, 09/04/25		1,877	1,623,605
Series 2020-A, 5.20%, 01/12/26		1,093	918,120
Scenery Journey Ltd.(d)(f)(n)
11.50%, 10/24/22		1,423	142,300
12.00%, 10/24/23		1,708	170,800
Seazen Group Ltd., 6.00%, 08/12/24(d)		1,666	1,078,735
Sino-Ocean Land Treasure III Ltd., (5 year CMT + 3.26%), 4.90%(a)(d)(o)		683	528,813
Sunac China Holdings Ltd., 6.65%, 08/03/24(d)		1,545	919,275
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(d)		569	524,902
Wanda Properties Overseas Ltd., 6.88%, 07/23/23(d)		325	304,688
ZhongAn Online P&C Insurance Co. Ltd., 3.50%, 03/08/26(d)		2,632	2,513,560

			27,282,874

Colombia — 0.0%
Banco GNB Sudameris SA, (5 year CMT + 6.66%), 7.50%, 04/16/31(a)(b)		434	426,904
Bancolombia SA, 3.00%, 01/29/25		666	652,597
Ecopetrol SA
5.38%, 06/26/26		1,222	1,263,548
4.63%, 11/02/31		890	818,604
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		1,058	967,938
Grupo Aval Ltd., 4.38%, 02/04/30(b)		1,064	995,040

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Colombia (continued)
Millicom International Cellular SA, 5.13%, 01/15/28(d)	USD	1,834	$1,854,605
SURA Asset Management SA, 4.88%, 04/17/24(b)		1,109	1,154,261

			8,133,497

Cyprus — 0.0%
MHP SE, 7.75%, 05/10/24(b)		488	441,732

Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		2,368	2,397,600

Germany — 0.3%
Adler Pelzer Holding GmbH, 4.13%, 04/01/24(b)	EUR	18,415	19,653,921
APCOA Parking Holdings GmbH, (3 mo. EURIBOR + 5.00%), 5.00%, 01/15/27(a)(b)		9,529	10,692,319
Deutsche Bank AG, (SOFR + 2.76%), 3.73%, 01/14/32(a)	USD	3,245	3,153,815
Douglas GmbH, 6.00%, 04/08/26(b)	EUR	11,938	13,110,656
Kirk Beauty SUN GmbH, (8.25% Cash or 9.00% PIK), 8.25%, 10/01/26(b)(l)		8,659	9,241,256
KME SE, 6.75%, 02/01/23(d)		10,542	11,163,838

			67,015,805

Greece — 0.1%
Ellaktor Value PLC, 6.38%, 12/15/24(b)		9,879	10,140,049

Hong Kong — 0.1%
AIA Group Ltd., (5 year CMT + 1.76%), 2.70%(a)(d)(o)	USD	3,760	3,698,900
Bank of East Asia Ltd.(a)(d)(o)
(5 year CMT + 4.26%), 5.88%		1,746	1,791,069
(5 year CMT + 5.53%), 5.83%		1,743	1,795,290
Nan Fung Treasury III Ltd., 5.00%(d)(o)		2,130	2,135,059
Nan Fung Treasury Ltd., 3.63%, 08/27/30(d)		760	742,854
Nanyang Commercial Bank Ltd., (5 year CMT + 2.18%), 3.80%, 11/20/29(a)(d)		2,470	2,512,916
NWD MTN Ltd., 4.13%, 07/18/29(d)		4,400	4,314,200
Wanda Group Overseas Ltd., 8.88%, 03/21/23(d) .		2,000	1,770,000
Yango Justice International Ltd.
10.25%, 09/15/22		984	196,800
9.25%, 04/15/23(d)		1,154	230,800
7.88%, 09/04/24(d)		1,223	232,370
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(d)		1,139	1,064,965

			20,485,223

India — 0.2%
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(d)		760	781,518
Bharti Airtel Ltd., 3.25%, 06/03/31(d)		1,320	1,300,332
GMR Hyderabad International Airport Ltd.(d)
5.38%, 04/10/24		1,397	1,409,049
4.25%, 10/27/27		996	928,023
HDFC Bank Ltd., (5 year CMT + 2.93%), 3.70%(a)(d)(o)		2,800	2,710,960
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(d)		3,230	3,347,693
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(d)		569	577,535
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(d)		3,840	4,007,520
Indian Railway Finance Corp. Ltd.(d)
3.25%, 02/13/30		3,260	3,212,730
2.80%, 02/10/31		760	712,538
JSW Steel Ltd., 5.38%, 04/04/25(d)		1,391	1,429,253

Security		Par (000)	Value

India (continued)
Manappuram Finance Ltd., 5.90%, 01/13/23(d)	USD	1,747	$1,755,735
Muthoot Finance Ltd., 6.13%, 10/31/22(b)		816	823,803
NTPC Ltd., 4.25%, 02/26/26(d)		3,840	4,044,720
Oil India Ltd., 5.13%, 02/04/29(d)		2,710	2,956,949
Power Finance Corp. Ltd.(d)
6.15%, 12/06/28		760	876,280
4.50%, 06/18/29		2,840	2,952,358
REC Ltd., 2.75%, 01/13/27(d)		2,000	1,945,760
REI Agro Ltd.(f)(n)
5.50%, 11/13/21		44,430	367,154
5.50%, 11/13/21(e)		8,271	1
ReNew Power Pvt Ltd., 5.88%, 03/05/27(d)		1,721	1,740,361
ReNew Power Synthetic, 6.67%, 03/12/24(d)		569	584,576
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/22(d)		1,139	1,148,966
5.10%, 07/16/23(d)		631	633,366
4.40%, 03/13/24		1,708	1,686,650
Summit Digitel Infrastructure Pvt Ltd., 2.88%, 08/12/31(d)		2,805	2,618,243
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(d)		1,398	1,451,124

			46,003,197

Indonesia(d) — 0.1%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26		1,222	1,216,024
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25		1,399	1,402,651
Global Prime Capital Pte Ltd., 5.95%, 01/23/25		1,139	1,144,695
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26		1,397	1,419,701
Pelabuhan Indonesia II PT, 5.38%, 05/05/45		2,310	2,620,118
Pertamina Persero PT
3.65%, 07/30/29		985	1,009,810
3.10%, 08/27/30		1,325	1,301,958
6.50%, 05/27/41		1,920	2,341,560
6.00%, 05/03/42		2,100	2,395,706
5.63%, 05/20/43		3,100	3,399,925
6.45%, 05/30/44		1,760	2,129,380
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 05/21/28		1,500	1,661,063
5.38%, 01/25/29		4,710	5,211,898
5.25%, 10/24/42		2,250	2,335,500
5.25%, 05/15/47		1,200	1,239,600
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33		406	432,392
Theta Capital Pte Ltd., 8.13%, 01/22/25		1,398	1,432,950

			32,694,931

Ireland — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26		1,890	1,858,100
Lukoil Capital DAC, 2.80%, 04/26/27(b)		1,352	1,247,220
Metalloinvest Finance DAC, 3.38%, 10/22/28(b)		2,350	2,162,000
Phosagro OAO Via Phosagro Bond Funding DAC, 3.05%, 01/23/25(b)		507	490,522

			5,757,842

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Isle of Man — 0.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD	870	$846,075
Gohl Capital Ltd., 4.25%, 01/24/27(d)		4,260	4,223,790

			5,069,865
Israel(b)(d) — 0.0%
Bank Leumi Le-Israel BM, (5 year CMT + 1.63%), 3.28%, 01/29/31(a)		1,790	1,759,794
Energean Israel Finance Ltd.
4.50%, 03/30/24		872	866,752
4.88%, 03/30/26		413	404,702
Leviathan Bond Ltd., 5.75%, 06/30/23		894	915,440

			3,946,688

Italy — 0.3%
Forno d’Asolo SpA, (3 mo. EURIBOR + 5.50%), 5.50%, 04/30/27(a)(b)	EUR	21,390	24,030,603
Intesa Sanpaolo SpA, (5 year USD Swap + 5.46%), 7.70%(a)(b)(o)	USD	3,450	3,786,375
Marcolin SpA, 6.13%, 11/15/26(b)	EUR	10,346	11,562,777
Shiba Bidco SpA, 4.50%, 10/31/28(b)		9,744	10,823,747
Taurus Law 130 Securities SRL, 1.00%, 05/21/26(e)(i)		16,554	18,597,597

			68,801,099

Japan — 0.0%
Nissan Motor Co. Ltd., 3.52%, 09/17/25(b)	USD	1,964	2,026,546

Jersey — 0.0%
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 09/30/40(d)		1,268	1,207,136
Wheel Bidco Ltd., 6.75%, 07/15/26(b)	GBP	4,123	5,447,983

			6,655,119

Kuwait — 0.0%
NBK Tier 1 Ltd., (6 Year CMT + 2.88%), 3.63%(a)(b)(o)	USD	945	919,603

Luxembourg — 0.3%
Atento Luxco 1 SA, 8.00%, 02/10/26(b)		271	286,312
EIG Pearl Holdings Sarl
3.55%, 08/31/36		2,975	2,962,802
3.55%, 08/31/36(b)		753	749,913
4.39%, 11/30/46(b)		1,293	1,285,565
FEL Energy VI Sarl, 5.75%, 12/01/40		488	478,065
Garfunkelux Holdco 3 SA(b)
6.75%, 11/01/25	EUR	4,916	5,644,938
7.75%, 11/01/25	GBP	8,358	11,497,182
Gol Finance SA, 8.00%, 06/30/26(b)	USD	1,053	973,235
Herens Midco Sarl, 5.25%, 05/15/29(b)	EUR	12,016	12,200,334
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(b)	USD	22,270	22,576,212
Kenbourne Invest SA, 4.70%, 01/22/28(b)		246	235,822
MC Brazil Downstream Trading S.a.r.l, 7.25%, 06/30/31(b)		795	758,430
Millicom International Cellular SA, 4.50%, 04/27/31(b)		493	477,828
Picard Bondco SA, 5.38%, 07/01/27(b)	EUR	8,380	9,370,454
Puma International Financing SA
5.13%, 10/06/24(d)	USD	806	806,000
5.00%, 01/24/26(b)		341	339,359

Security		Par (000)	Value

Luxembourg (continued)
Sani/Ikos Financial Holdings 1 Sarl, 5.63%, 12/15/26(b)	EUR	8,042	$9,125,136
Simpar Europe SA, 5.20%, 01/26/31(b)	USD	225	199,659

			79,967,246
Macau(d) — 0.0%
Champion Path Holdings Ltd.
4.50%, 01/27/26.		1,398	1,244,220
4.85%, 01/27/28		1,396	1,207,802
MGM China Holdings Ltd., 5.88%, 05/15/26		796	795,901
Studio City Finance Ltd., 5.00%, 01/15/29		2,295	1,984,888
Wynn Macau Ltd., 5.50%, 01/15/26		2,095	1,965,738

			7,198,549

Malaysia — 0.1%
CIMB Bank Bhd, 2.13%, 07/20/27		5,100	5,038,086
Dua Capital Ltd., 2.78%, 05/11/31(d)		5,000	4,837,950
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(d)		4,650	5,249,559

			15,125,595
Mauritius — 0.1%
Azure Power Energy Ltd., 3.58%, 08/19/26(b)		675	661,500
CA Magnum Holdings, 5.38%, 10/31/26(d)		1,775	1,809,968
HTA Group Ltd., 7.00%, 12/18/25(b)		1,450	1,503,741
India Cleantech Energy, 4.70%, 08/10/26(b)		790	782,100
India Green Energy Holdings
5.38%, 04/29/24(b)		1,411	1,425,110
5.38%, 04/29/24(d)		1,399	1,412,990
India Green Power Holdings, 4.00%, 02/22/27(d)		1,246	1,202,390
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(d)(o)		3,143	3,250,648
UPL Corp. Ltd.(d)
4.50%, 03/08/28		2,990	3,084,932
4.63%, 06/16/30		2,990	3,055,032
(5 year CMT + 3.87%), 5.25%(a)(o)		968	958,804

			19,147,215

Mexico — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44(b)		1,108	1,366,649
Alpek SAB de CV, 3.25%, 02/25/31(b)		961	920,938
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		468	462,150
Cemex SAB de CV
5.45%, 11/19/29(d)		546	567,840
3.88%, 07/11/31(b)		209	197,442
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32		274	249,135
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)		680	762,578
Cydsa SAB de CV, 6.25%, 10/04/27(b)		302	302,340
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(a)(b)(o)		750	770,063
Industrias Penoles SAB de CV, 4.75%, 08/06/50(b)		460	470,149
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(b)		410	393,728
Mexico City Airport Trust
4.25%, 10/31/26(b)		1,251	1,304,793
5.50%, 07/31/47(d)		515	478,950
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)		1,897	1,422,750

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mexico (continued)
Petroleos Mexicanos
6.50%, 03/13/27	USD	3,535	$3,683,028
5.95%, 01/28/31		2,412	2,287,480
6.70%, 02/16/32(b)		3,203	3,163,283
6.38%, 01/23/45		604	504,394
6.75%, 09/21/47		1,081	922,093
7.69%, 01/23/50		723	668,052
Trust Fibra Uno, 5.25%, 01/30/26(b)		863	927,347

			21,825,182

MultiNational — 0.0%
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(b)		5,175	5,363,784
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(b)		299	324,044
Mongolian Mining Corp/Energy Resources LLC, 9.25%, 04/15/24(d)		2,659	2,050,421
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(b)		271	260,804

			7,999,053

Netherlands — 0.1%
Embraer Netherlands Finance BV, 6.95%, 01/17/28(b)		910	983,937
Equate Petrochemical BV(b)
4.25%, 11/03/26		618	657,707
2.63%, 04/28/28		733	713,759
Greenko Dutch BV, 3.85%, 03/29/26(d)		4,151	4,078,151
Metinvest BV, 8.50%, 04/23/26(d)		475	418,475
Minejesa Capital BV(d)
4.63%, 08/10/30		1,900	1,859,834
5.63%, 08/10/37		2,400	2,377,950
Titan Holdings II BV, 5.13%, 07/15/29(b)	EUR	6,277	6,751,205
VEON Holdings BV(b)
4.00%, 04/09/25	USD	1,168	1,135,880
3.38%, 11/25/27		814	739,112
Vivo Energy Investments BV, 5.13%, 09/24/27(b)		845	866,019

			20,582,029

Oman — 0.0%
OQ SAOC, 5.13%, 05/06/28(b)		1,189	1,196,654

Panama(b) — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61		1,145	1,110,507
Aeropuerto International de Tocumen SA, 4.00%, 08/11/41		1,485	1,439,800
Banco Nacional de Panama, 2.50%, 08/11/30		1,585	1,427,499

			3,977,806

Paraguay — 0.0%
Frigorifico Concepcion SA, 7.70%, 07/21/28(b)		410	403,030

Peru — 0.0%
Inkia Energy Ltd., 5.88%, 11/09/27(d)		1,026	1,034,208
InRetail Consumer, 3.25%, 03/22/28(b)		940	909,626
Kallpa Generacion SA, 4.88%, 05/24/26(d)		1,245	1,308,651
Nexa Resources SA, 5.38%, 05/04/27(b)		1,242	1,285,470
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA, 3.50%, 08/02/28(b)		1,376	1,329,216

			5,867,171

Security		Par (000)	Value

Philippines — 0.0%
Globe Telecom, Inc., (5 year CMT + 5.53%), 4.20%(a)(d)(o)	USD	1,015	$1,016,137

Qatar — 0.0%
Qatar Energy, 3.30%, 07/12/51(b)		1,014	996,255

Republic of Korea — 0.0%
Hanwha Life Insurance Co., Ltd., 3.50%, 02/04/32(c)		1,300	1,305,317
LG Chem Ltd., 2.38%, 07/07/31(d)		2,500	2,370,000

			3,675,317

Saudi Arabia — 0.0%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)		2,318	2,216,588

Singapore — 0.1%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(d)		2,796	2,963,760
BOC Aviation Ltd., 3.50%, 09/18/27(d)		2,560	2,648,000
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(d)		2,990	3,066,245
Continuum Energy Levanter Pte Ltd.
4.50%, 02/09/27(d)		1,211	1,198,209
4.50%, 02/09/27(b)		947	936,193
DBS Group Holdings Ltd., (5 year CMT + 1.92%), 3.30%(a)(d)(o)		2,370	2,385,523
GLP Pte Ltd., (5 year CMT + 3.74%), 4.50%(a)(d)(o)		1,281	1,230,401
LLPL Capital Pte Ltd., 6.88%, 02/04/39(d)		2,215	2,431,212
LMIRT Capital Pte Ltd., 7.50%, 02/09/26(d)		1,139	1,131,881
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25(d)		1,397	1,402,501
Oil India International Pte Ltd., 4.00%, 04/21/27(d)		760	785,080
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(d)		3,910	4,035,364
Puma International Financing SA, 5.13%, 10/06/24(b)		703	703,000
TML Holdings Pte Ltd., 4.35%, 06/09/26(d)		1,139	1,123,339

			26,040,708

South Africa — 0.0%
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(b)		1,079	1,132,478
Sasol Financing USA LLC, 6.50%, 09/27/28		486	513,945

			1,646,423

South Korea(d) — 0.1%
Hanwha Life Insurance Co. Ltd., (5 year CMT + 2.00%), 4.70%(a)(o)		2,890	2,966,404
Kookmin Bank
2.50%, 11/04/30		2,710	2,578,592
(5 year CMT + 2.64%), 4.35%(a)(o)		2,310	2,394,171
Shinhan Financial Group Co. Ltd., (5 year CMT + 2.06%), 2.88%(a)(o)		1,550	1,518,225
SK Hynix, Inc., 2.38%, 01/19/31		3,160	2,927,740

			12,385,132

Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(a)(o)		400	410,500

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Thailand — 0.1%
Bangkok Bank PCL
(5 year CMT + 1.90%), 3.73%, 09/25/34(a)(d)	USD	832	$831,376
(5 year CMT + 2.15%), 3.47%, 09/23/36(a)(d)		1,500	1,455,405
(5 year CMT + 4.73%), 5.00%		3,000	3,053,063
GC Treasury Center Co. Ltd.(d)
2.98%, 03/18/31		820	809,391
4.30%, 03/18/51		820	860,770
Kasikornbank PCL, (5 year CMT + 1.70%), 3.34%, 10/02/31(a)(d)		819	805,589
Krung Thai Bank PCL/Cayman Islands, (5 year CMT + 3.53%), 4.40%(a)(d)(o)		996	984,795
Muang Thai Life Assurance PCL, (10 year CMT + 2.40%), 3.55%, 01/27/37(a)(d)		2,350	2,332,939
Thaioil Treasury Center Co. Ltd., 5.38%, 11/20/48(d)		2,860	3,064,311

			14,197,639

Turkey — 0.1%
Bio City Development Co. BV, 8.00%, 07/06/22(e)(f)(g)(n)		140,850	11,098,980

Ukraine — 0.0%
NPC Ukrenergo, 6.88%, 11/09/26(b)		560	438,830

United Arab Emirates(d) — 0.0%
DP World PLC, 6.85%, 07/02/37		650	811,606
DP World Salaam, (5 year CMT + 5.75%), 6.00%(a)(o)		982	1,051,047
MAF Sukuk Ltd., 4.64%, 05/14/29		2,294	2,494,438

			4,357,091

United Kingdom — 0.5%
Antofagasta PLC, 2.38%, 10/14/30(b)		389	361,284
Avianca Midco 2 Ltd., 9.00%, 12/01/28(b)		1,419	1,419,752
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28(b)	GBP	12,036	15,276,226
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(b)	EUR	16,262	16,908,468
Boparan Finance PLC, 7.63%, 11/30/25(d)	GBP	8,590	9,586,650
Constellation Automotive Financing PLC, 4.88%, 07/15/27(b)		3,529	4,425,785
Deuce Finco PLC, 5.50%, 06/15/27(b)		22,577	29,932,629
Fresnillo PLC, 4.25%, 10/02/50(b)	USD	1,000	970,813
Inspired Entertainment Financing PLC, 7.88%, 06/01/26(b)	GBP	7,442	10,233,939
Kane Bidco Ltd.
5.00%, 02/15/27.	EUR	6,662	7,488,064
6.50%, 02/15/27.	GBP	8,008	10,761,877
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)	USD	1,431	1,441,732
Vedanta Resources Finance II PLC
8.00%, 04/23/23(d)		1,748	1,671,306
8.95%, 03/11/25(d)		1,748	1,660,950
8.95%, 03/11/25(b)		639	607,178

			112,746,653

United States — 2.4%
Affinity Gaming, 6.88%, 12/15/27(b)		981	995,715
Air Lease Corp., 3.13%, 12/01/30		4,842	4,707,328
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 03/15/29(b)		11,309	10,677,505

Security		Par (000)	Value

United States (continued)
Allegiant Travel Co., 8.50%, 02/05/24(b)	USD	19,212	$20,268,660
Ally Financial, Inc., Series B, (5 year CMT + 3.87%), 4.70%(a)(o)		3,773	3,730,176
AMC Networks, Inc.
5.00%, 04/01/24		45	44,888
4.75%, 08/01/25		90	90,751
American Express Co., (5 year CMT + 2.85%), 3.55%(a)(o)		3,924	3,757,230
Aramark Services, Inc., 5.00%, 02/01/28(b)		121	120,093
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29(b)		302	297,470
Avantor Funding, Inc., 4.63%, 07/15/28(b)		464	462,840
Avaya, Inc., 6.13%, 09/15/28(b)		5,920	6,053,200
Aviation Capital Group LLC, 1.95%, 09/20/26(b)		3,431	3,270,304
Azul Investments LLP
5.88%, 10/26/24(d)		225	206,719
7.25%, 06/15/26(b)		375	338,508
Bank of America Corp.
4.38%, 12/31/49		4,341	4,287,172
(SOFR + 1.32%), 2.69%, 04/22/32(a)		4,751	4,655,962
Series JJ, (3 mo. LIBOR US + 3.29%), 5.13%(a)(o)		3,723	3,843,997
Boyd Gaming Corp., 8.63%, 06/01/25(b)		151	160,196
Bristow Group, Inc., 6.88%, 03/01/28(b)		1,591	1,602,933
Broadcom, Inc., 1.95%, 02/15/28(b)		1,280	1,221,158
Caesars Entertainment, Inc.(b)
8.13%, 07/01/27		348	374,535
4.63%, 10/15/29		446	427,002
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		580	597,226
Capital One Financial Corp., Series M, (5 year CMT + 3.16%), 3.95%(a)(o)		3,843	3,756,532
Carrols Restaurant Group, Inc., 5.88%, 07/01/29(b)		1,580	1,358,800
Cedar Fair LP, 5.25%, 07/15/29		58	58,065
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27		59	59,738
Centene Corp.
4.25%, 12/15/27		287	293,986
2.45%, 07/15/28		1,894	1,801,402
2.63%, 08/01/31		1,267	1,185,633
Charles Schwab Corp., (5 year CMT + 3.17%), 4.00%(a)(o)		3,778	3,732,400
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31		7,526	7,125,443
3.90%, 06/01/52		5,556	5,089,051
Chesapeake Energy Corp.(b)
5.50%, 02/01/26		1,046	1,078,112
5.88%, 02/01/29		191	199,139
Churchill Downs, Inc., 5.50%, 04/01/27(b)		70	71,883
Citigroup, Inc.(a)
(SOFR + 1.17%), 2.56%, 05/01/32		3,525	3,418,022
(SOFR + 3.91%), 4.41%, 03/31/31		6,453	7,100,700
Series V, (SOFR + 3.23%), 4.70%(o)		3,819	3,823,965
Colgate Energy Partners III LLC, 7.75%, 02/15/26(b)		590	632,775
Commercial Metals Co., 4.38%, 03/15/32		1,523	1,514,068

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Covanta Holding Corp., 4.88%, 12/01/29(b)	USD	391	$388,419
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		120	120,896
CSC Holdings LLC(b)
4.13%, 12/01/30		2,078	1,901,765
4.63%, 12/01/30		3,553	3,162,170
3.38%, 02/15/31		738	643,905
Dana, Inc., 4.25%, 09/01/30		217	210,219
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		59	60,180
DaVita, Inc.(b)
4.63%, 06/01/30		1,812	1,762,877
3.75%, 02/15/31		3,191	2,931,572
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, 08/15/27(b)		785	787,905
DISH DBS Corp., 5.25%, 12/01/26(b)		7,420	7,197,400
Easy Tactic Ltd., 8.13%, 02/27/23(d)		769	272,995
Edison International, (5 year CMT + 4.70%), 5.38%(a)(o)		3,904	3,960,120
Emergent BioSolutions, Inc., 3.88%, 08/15/28(b)		84	77,280
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(b)		106	109,664
Equinix, Inc., 2.50%, 05/15/31		2,145	2,053,386
Ford Motor Co., 3.25%, 02/12/32		2,386	2,269,897
Forestar Group, Inc.(b)
3.85%, 05/15/26		386	378,280
5.00%, 03/01/28		11,314	11,398,855
Freed Corp., 10.00%, 12/02/23(e)		17,175	16,767,952
Fresh Market, Inc., 9.75%, 05/01/23(b)		3,262	3,327,240
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		2,170	2,234,449
5.00%, 05/01/28		5,269	5,216,310
6.75%, 05/01/29		8,434	8,455,085
Frontier North Inc., 6.73%, 02/15/28		5,875	6,102,656
Full House Resorts, Inc., 8.25%, 02/15/28(b)		838	858,950
GCI LLC, 4.75%, 10/15/28(b)		1,436	1,419,414
General Motors Financial Co., Inc., 2.70%, 08/20/27		8,499	8,447,156
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27		261	262,665
Goldman Sachs Group, Inc.(a)
(SOFR + 1.28%), 2.62%, 04/22/32		10,072	9,757,930
Series T, (5 year CMT + 2.97%), 3.80%(o)		3,890	3,741,363
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(b)		412	430,103
Green Plains SPE LLC, 11.75%, 02/09/26(e)		91,561	93,053,444
Greenland Global Investment Ltd.(d)
6.13%, 04/22/23		635	501,999
6.75%, 09/26/23		849	679,200
HCA, Inc.
5.38%, 02/01/25		3,299	3,510,994
3.50%, 09/01/30		2,555	2,543,221
Hologic, Inc., 3.25%, 02/15/29(b)		3,925	3,718,938
Homes By West Bay LLC, 9.50%, 04/30/27(e)		19,399	19,059,517
Howard Hughes Corp., 5.38%, 08/01/28(b)		115	117,146
iHeartCommunications, Inc.
6.38%, 05/01/26		90	92,977
5.25%, 08/15/27(b)		79	80,264
International Game Technology PLC, 6.50%, 02/15/25(b)		237	252,221
JBS USA Food Co., 5.75%, 01/15/28(b)		2,677	2,790,799

Security		Par (000)	Value

United States (continued)
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(b)	USD	1,207	$1,292,999
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(b)		612	659,430
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/26(b)		93	92,651
Level 3 Financing, Inc., 3.63%, 01/15/29(b)		1,999	1,819,090
Lightning eMotors, Inc., 7.50%, 05/15/24(b)(p)		3,362	2,600,751
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		915	909,391
LogMeIn, Inc., 5.50%, 09/01/27(b)		2,370	2,304,825
Lumen Technologies, Inc.(b)
5.13%, 12/15/26		6,640	6,684,554
5.38%, 06/15/29		6,577	6,235,588
Masonite International Corp., Class C, 5.38%, 02/01/28(b)		54	55,465
MCM Trust, 1.00%, 01/01/59(e)		6,398	6,397,745
Meritor, Inc., 4.50%, 12/15/28(b)		78	75,933
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24		600	634,500
3.88%, 02/15/29(b)		3,441	3,535,628
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		240	234,480
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29(b)		2,640	2,544,168
Nationstar Mortgage Holdings, Inc.(b)
5.50%, 08/15/28		441	431,060
5.13%, 12/15/30		256	240,110
New Home Co., Inc., 7.25%, 10/15/25(b)		2,144	2,170,800
Nexstar Media, Inc., 4.75%, 11/01/28(b)		683	674,954
NRG Energy, Inc.
5.75%, 01/15/28		97	100,394
5.25%, 06/15/29(b)		78	80,262
NuStar Logistics LP, 5.75%, 10/01/25		1,736	1,811,950
ONEOK Partners LP, 4.90%, 03/15/25		9,738	10,456,271
Oracle Corp., 3.95%, 03/25/51		4,968	4,681,649
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(b)		69	68,461
Pacific Gas and Electric Co.
2.10%, 08/01/27		4,730	4,458,178
4.55%, 07/01/30		1,320	1,373,606
4.50%, 07/01/40		3,467	3,392,954
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer(b)
5.88%, 10/01/28		220	225,150
4.88%, 05/15/29		1,381	1,365,008
Parsley Energy LLC/Parsley Finance Corp.,
5.63%, 10/15/27(b)		140	146,300
Party City Holdings, Inc., 8.75%, 02/15/26(b)		1,845	1,855,867
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(b)		2,506	2,686,933
Periama Holdings LLC, 5.95%, 04/19/26(d)		1,139	1,176,018
PG&E Corp.
5.00%, 07/01/28		5,764	5,764,000
5.25%, 07/01/30		224	222,080
Pitney Bowes, Inc.(b)
6.88%, 03/15/27		7,238	7,146,295
7.25%, 03/15/29		6,205	6,220,512

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Playtika Holding Corp., 4.25%, 03/15/29(b)	USD	2,097	$2,005,256
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.63%, 03/01/29(b)		7,184	6,716,250
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)		535	515,034
Rattler Midstream LP, 5.63%, 07/15/25(b)		351	361,530
Renewable Energy Group, Inc., 5.88%, 06/01/28(b)		212	212,795
Sabre GLBL, Inc., 9.25%, 04/15/25(b)		4,690	5,267,151
Sasol Financing USA LLC
4.38%, 09/18/26		953	938,705
5.50%, 03/18/31		1,283	1,254,133
Scenery Journey Ltd., 13.00%, 11/06/22(d)(f)(n)		3,686	368,600
Select Medical Corp., 6.25%, 08/15/26(b)		19,564	20,108,270
Service Properties Trust
5.00%, 08/15/22		7,651	7,622,079
4.50%, 06/15/23		1,814	1,784,523
7.50%, 09/15/25		247	260,296
Sirius XM Radio, Inc.(b)
5.00%, 08/01/27		175	178,693
5.50%, 07/01/29		147	152,554
4.13%, 07/01/30		1,447	1,378,600
Six Flags Entertainment Corp., 4.88%, 07/31/24(b)		114	114,203
SK Battery America, Inc., 2.13%, 01/26/26(d)		3,100	2,991,810
SM Energy Co., 10.00%, 01/15/25(b)		1,184	1,287,600
SRS Distribution, Inc., 4.63%, 07/01/28(b)		224	216,511
Standard Industries, Inc., 5.00%, 02/15/27(b)		54	54,405
Stem, Inc., 0.50%, 12/01/28(b)(p)		749	566,065
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		120	122,474
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27		70	72,233
4.50%, 05/15/29		264	258,448
4.50%, 04/30/30(b)		907	890,656
Talen Energy Supply LLC, 7.63%, 06/01/28(b)		2,995	2,680,525
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		10,358	10,616,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26		117	120,586
5.38%, 02/01/27		59	60,477
6.50%, 07/15/27		94	99,762
Teleflex, Inc., 4.63%, 11/15/27		58	59,160
Tenet Healthcare Corp.(b)
4.63%, 09/01/24		69	69,768
4.88%, 01/01/26		237	238,071
6.25%, 02/01/27		177	181,108
4.63%, 06/15/28		168	166,411
4.25%, 06/01/29		9	8,677
Texas Capital Bank NA, (3 mo. LIBOR US + 4.50%), 4.72%, 09/30/24(a)(b)		11,008	10,993,274
TransDigm, Inc., 6.25%, 03/15/26(b)		35,102	36,242,815
Travel + Leisure Co., 6.63%, 07/31/26(b)		430	459,025
Tri Pointe Homes, Inc., 5.70%, 06/15/28		70	74,204
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/27		9,607	10,334,063
United Rentals North America, Inc.
5.50%, 05/15/27		119	123,085
4.88%, 01/15/28		190	195,682

Security		Par (000)	Value

United States (continued)
United Wholesale Mortgage LLC, 5.50%, 11/15/25(b)	USD	450	$435,836
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33(b)		696	688,678
VICI Properties LP/VICI Note Co., Inc.(b)
3.50%, 02/15/25		782	778,839
4.13%, 08/15/30		898	900,757
Vistra Operations Co. LLC(b)
5.63%, 02/15/27		10,727	10,941,862
5.00%, 07/31/27		151	152,193
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)		2,078	2,043,858
William Carter Co., 5.63%, 03/15/27(b)		164	167,895
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		185	183,557
Xerox Holdings Corp., 5.00%, 08/15/25(b)		2,184	2,212,589
XHR LP(b)
6.38%, 08/15/25		1,698	1,755,308
4.88%, 06/01/29		210	205,905
Zayo Group Holdings, Inc., 4.00%, 03/01/27(b)		4,505	4,253,666

			593,570,530

Vietnam — 0.0%
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29(d)		2,785	2,553,149

Total Corporate Bonds — 6.3% (Cost: $1,901,384,586)			1,561,533,056

Floating Rate Loan Interests(a)

Australia — 0.0%
Oafir, Inc. Class A, 8.00%, 01/21/24(e)	AUD	1,940	1,371,677

Belgium — 0.1%
Apollo Finco, 2021 EUR Term Loan B, (3 mo. EURIBOR + 4.87%), 4.29%, 10/31/28	EUR	20,021	22,098,979

Canada — 0.2%
Great Canadian Gaming Corp., 2021 Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/01/26	USD	3,013	3,014,506
Knowlton Development Corp. Inc., 2020 EUR Term Loan B, (3 mo. EURIBOR + 5.00%), 5.00%, 12/22/25	EUR	23,241	26,109,726
Kronos Acquisition Holdings Inc., 2021 1st Lien Term Loan, (SOFR + 6.00%, 1.00% Floor), 7.00%, 12/22/26	USD	1,929	1,941,056
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 06/02/25		10,622	10,534,119

			41,599,407

Cayman Islands — 0.1%
Vita Global Finco Ltd., Term Loan B, (3 mo. EURIBOR + 7.00%), 7.00%, 04/23/27(e)	EUR	8,834	9,899,962

France — 0.1%
Babilou Group, 2021 EUR Term Loan B, (3 mo. EURIBOR + 4.00%), 4.00%, 11/30/27		26,693	29,945,977

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Jersey — 0.0%
Vita Global FinCo Ltd., GBP Incremental Term Loan, (SONIA CMPD + 7.00%), 7.20%, 07/06/27(e)	GBP	5,301	$7,110,837

Luxembourg — 0.3%
AEA International Holdings (Lux) S.a.r.l, Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 09/07/28(e)	USD	3,824	3,824,034
Cobham Ultra SeniorCo Sarl, USD Term Loan B, 11/16/28(q)		1,394	1,390,083
Jazz Financing Lux Sarl, USD Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 05/05/28		16,541	16,539,238
Luxembourg Life Fund(e) 2021 1st Lien Term Loan, (3 mo. LIBOR + 9.25%), 9.47%, 05/27/26		14,763	14,634,174
2021 Term Loan, (2 mo. LIBOR + 9.25%), 9.41%, 04/01/23		16,777	16,735,057
Pronovias SL EUR Term Loan B1, (3 mo. EURIBOR + 4.50%), 4.50%, 10/02/24	EUR	7,864	6,184,062
EUR Term Loan B3, (3 mo. EURIBOR + 4.50%), 4.50%, 10/02/24		19,852	15,612,223

			74,918,871

Netherlands — 0.3%
Median B V, 2021 EUR Term Loan B, 10/14/27(q)		14,250	15,829,064
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 2.47%, 07/21/26	USD	18,945	18,884,704
Ziggo BV, 2019 EUR Term Loan H, (6 mo. EURIBOR + 3.00%), 3.00%, 01/31/29	EUR	39,843	44,104,352

			78,818,120

Spain — 0.1%
Challenger, EUR Term Loan, (1 mo. EURIBOR + 2.75%), 2.75%, 12/20/24(e)		24,109	26,985,200

United Kingdom — 0.3%
Constellation Automative Ltd., (SONIA CMPD + 7.50%), 7.60%, 07/30/29	GBP	4,151	5,615,225
GVC Holdings (Gibraltar) Ltd., 2021 USD Term Loan B4, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 03/16/27.	USD	17,331	17,287,582
Mercia GBP Term Loan A1, (SONIA CMPD + 2.40%), 2.54%, 04/09/26(e)	GBP	9,465	12,729,499
Mercia GBP Term Loan A2, (SONIA CMPD + 2.40%), 2.54%, 04/09/26(e)		19,526	26,259,972
Mercia GBP Term Loan B1, (SONIA CMPD + 2.40%), 2.54%, 04/09/26(e)		1,099	1,478,554

			63,370,832

United States — 3.3%
ACProducts Holdings, Inc., 2021 Term Loan B, (6 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 05/17/28	USD	13,767	13,678,300
Aimbridge Acquisition Co., Inc., 2020 Incremental Term Loan B, (1 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 02/02/26.		9,211	9,145,550
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 05/12/28		1,289	1,284,685

Security		Par (000)	Value

United States (continued)
American Auto Auction Group, LLC, 2021 Term Loan B, 12/30/27(e)(q)	USD	11,034	$10,951,245
American Rock Salt Company LLC, 2021 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 06/09/28.		3,345	3,347,297
Applied Systems, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 09/19/24		1,691	1,687,736
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.40%, 02/11/26		2,643	2,641,045
Avantor, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%, 0.50% Floor), 2.75%, 11/08/27		6,335	6,323,847
Avaya, Inc.
2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 12/15/27		4,157	4,166,891
2021 Term Loan B2, (1 mo. LIBOR + 4.00%), 4.11%, 12/15/27		3,155	3,152,539
Brooks Automation, Inc., 2021 Term Loan, 02/01/29(q)		9,515	9,495,209
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 11/30/27		2,355	2,346,944
Caesars Resort Collection LLC, 2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 3.61%, 07/21/25		4,325	4,319,843
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 03/01/24.		2,236	2,233,216
City Brewing Co. LLC, Closing Date Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 04/05/28		9,958	9,460,140
CML Hyatt Lost Pines, Term Loan, (3 mo. LIBOR + 3.43%), 3.52%, 09/09/26(e)		16,300	16,218,500
CML La Quinta Resort, Term Loan, (3 mo. LIBOR + 3.00%), 3.11%, 12/09/26(e)		15,500	15,500,000
CML Lake Tahoe Resort Hotel, Term Loan, (3 mo. LIBOR + 2.90%), 3.05%, 10/25/26(e)		7,840	7,840,452
CML Paradise Plaza, Term Loan, (3 mo. LIBOR + 3.60%), 3.81%, 12/07/26(e)		16,800	16,758,000
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 05/14/28		997	994,303
Conair Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 05/17/28		4,393	4,388,290
ConnectWise LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 09/29/28		4,356	4,344,326
Cypher Bidco, (6 mo. EURIBOR + 4.50%), 4.50%, 03/01/28(e)	EUR	19,970	21,145,189
Davis-Standard, LLC, Term Loan, (3 mo. LIBOR + 5.75%, 0.75% Floor), 5.99%, 12/10/28(e)	USD	5,891	5,728,998
Digital Room Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 5.25%, 0.50% Floor), 5.75%, 12/21/28		3,632	3,598,404
Directv Financing LLC, Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 08/02/27		13,890	13,899,026
DT Midstream, Inc, Term Loan B, (6 mo. LIBOR + 2.00%, 0.50% Floor), 2.50%, 06/26/28		9,127	9,161,362
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 02/06/26		4,102	4,083,868

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 8.25%, 03/31/28	USD	6,473	$6,613,750
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 11/24/28		4,868	4,861,915
Flexera Software LLC, 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/03/28		2,795	2,794,190
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/03/28		3,153	3,134,208
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/01/28		8,551	8,527,670
Galaxy Universal LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 5.90%, 11/12/26(e)		17,007	16,688,481
Gores Metropoulos II Inc., 0.00%, 01/19/27(e)		19,714	19,024,010
Granite Acquisition, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 03/24/28		3,622	3,614,049
Gray Television, Inc., 2021 Term Loan D, (1 mo. LIBOR + 3.00%), 3.10%, 12/01/28		16,193	16,148,469
Green Plains Operating Company LLC, Term Loan, (3 mo. LIBOR + 8.00%), 8.14%, 07/20/26(e)		15,919	15,919,000
Herschend Entertainment Company LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 08/27/28		3,968	3,968,055
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 08/02/28		18,818	18,774,745
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. LIBOR + 1.75%), 1.86%, 06/22/26		19,245	19,066,484
Hydrofarm Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 5.50%), 6.50%, 09/27/28(e)		2,752	2,641,920
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.88%, 10/27/28		11,980	11,920,100
IPS Corp., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 10/02/28		1,563	1,558,638
IRB Holding Corp., 2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27		14,973	14,973,312
ITT Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 07/10/28		4,968	4,955,131
J&J Ventures Gaming LLC, Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 04/26/28		8,013	8,058,143
Jack Ohio Finance LLC, (1 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 10/04/28(e)		2,557	2,553,804
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.36%, 07/28/28		12,010	11,990,915
Jo-Ann Stores, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 07/07/28		9,152	9,030,014
LBM Acquisition LLC, Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27		17,941	17,821,398

Security		Par (000)	Value

United States (continued)
Leslie’s Poolmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.02%, 03/09/28	USD	12,109	$12,086,525
LogMeIn, Inc., Term Loan B, (1 mo. LIBOR + 4.75%), 4.86%, 08/31/27		12,561	12,446,739
LSF11 A5 Holdco LLC, Term Loan, (SOFR + 3.75%, 0.50% Floor), 4.25%, 10/15/28		7,117	7,117,000
Maverick Gaming LLC, Term Loan B, (3 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 09/03/26		3,553	3,548,654
McAfee LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 09/30/24		2,404	2,401,616
Medical Solutions LLC, 2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 0.50% Floor), 7.50%, 11/01/29		1,959	1,932,887
Medline Industries, Inc., USD Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 10/23/28		16,755	16,679,100
Metronet Systems Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/26/28		2,705	2,694,202
Michaels Companies, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 04/15/28		6,452	6,354,806
MIP V Waste Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 12/08/28(e)		3,244	3,252,110
Naked Juice LLC, 2nd Lien Term Loan, 01/24/30(q)		523	525,615
Opendoor GP II LLC, Term Loan, (UNFND + 10.00%), 10.00%, 01/23/26(e)		28,024	28,023,899
Organon Finance 1 LLC, USD Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 06/02/28		8,562	8,546,817
OVG Business Services LLC, Initial Term Loan, (3 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 10/13/28		7,213	7,104,805
Pacific Gas & Electric Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 06/23/25		8,260	8,095,116
Park River Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 12/28/27		7,784	7,737,581
Peraton Holding Corp., 2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 02/01/29		1,749	1,782,336
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 2.86%, 03/13/28		20,053	19,975,778
Project Ruby Ultimate Parent Corp., 2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/03/28		11,241	11,204,184
Proofpoint, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 08/31/28		2,556	2,541,789
RealPage, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 04/24/28		6,678	6,641,399
Redstone Buyer LLC
2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 04/27/29		6,772	6,006,764

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Redstone Buyer LLC (continued)
2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/27/28	USD	12,447	$11,525,741
Rexnord LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.50% Floor), 2.75%, 10/04/28		668	666,851
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (6 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27		14,660	14,537,415
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 08/25/28		15,712	15,689,155
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.36%, 03/06/25		5,332	5,295,716
Shearer’s Foods, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/23/27		8,231	8,199,676
Sheraton Austin, CML Term Loan, (3 mo. LIBOR + 3.48%), 3.61%, 06/01/26(e)		18,180	18,028,247
Signal Parent, Inc, Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 04/03/28		10,424	10,136,970
Southwestern Energy Company, 2021 Term Loan, (SOFR + 2.50%, 0.50% Floor), 3.00%, 06/22/27		902	902,568
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/08/28		2,554	2,550,153
Springs Windows Fashions LLC, 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/06/28		3,785	3,760,170
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 06/02/28		15,300	15,276,706
Starwood Property Trust, Inc., (3 mo. LIBOR + 2.55%), 2.51%, 06/09/26(e)		16,477	16,408,261
The Enterprise Development Authority, Term Loan B, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 02/28/28		13,597	13,597,238
Tory Burch LLC, Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 04/16/28		6,575	6,558,977
Triton Water Holdings, Inc, Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 03/31/28		10,397	10,309,321
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, (6 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 10/02/28		14,554	14,533,770
Ultimate Software Group, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 05/04/26		4,483	4,468,328
Univision Communications Inc. 2021 First Lien Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/15/26		2,861	2,854,560
2022 Term Loan B, 01/31/29(q)		4,785	4,776,052
Vaco Holdings, LLC, 2022 Term Loan, (SOFR + 5.00%, 0.75% Floor), 5.75%, 01/21/29		4,325	4,316,912
Valcour Packaging LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 10/04/28(e)		1,884	1,876,935

Security		Par (000)	Value

United States (continued)
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 02/28/27.	USD	5,938	$5,904,970
White Cap Buyer LLC, Term Loan B, (PRIME + 3.00%), 6.25%, 10/19/27		16,505	16,490,055
Woof Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/21/27(e)		6,321	6,313,507

			824,211,582

Total Floating Rate Loan Interests — 4.8% (Cost: $1,191,511,335)			1,180,331,444

Foreign Agency Obligations

Argentina — 0.2%
Argentine Republic Government International Bond
1.00%, 07/09/29.		3,751	1,325,864
0.50%, 07/09/30(r)		35,805	12,102,170
1.13%, 07/09/35(r)		44,034	13,584,389
2.00%, 01/09/38(r)		14,865	5,633,729
2.50%, 07/09/41(r)		2,328	827,797

			33,473,949

Austria — 0.1%
Republic of Austria Government Bond, 2.10%, September 20, 2117(b)(d)	EUR	15,700	26,184,217

Bahrain — 0.0%
Bahrain Government International Bond
7.00%, 01/26/26(d)	USD	366	393,862
4.25%, 01/25/28(b)		549	525,667
6.75%, 09/20/29(d)		963	1,009,224
7.38%, 05/14/30(d)		369	398,474

			2,327,227

Brazil — 0.4%
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/24(m)	BRL	591,234	85,643,856
Brazilian Government International Bond
6.00%, 04/07/26	USD	575	637,998
4.63%, 01/13/28		1,663	1,701,769
3.88%, 06/12/30		2,683	2,521,685

			90,505,308

Canada — 0.5%
Canadian Government Bond, 0.50%, 09/01/25	CAD	169,468	128,441,852

Chile — 0.0%
Chile Government International Bond
2.55%, 07/27/33	USD	1,000	934,500
3.10%, 05/07/41		1,819	1,682,575

			2,617,075

China — 0.3%
China Government Bond, 2.68%, 05/21/30	CNY	448,170	69,575,673

Colombia — 0.1%
Colombia Government International Bond
8.13%, 05/21/24	USD	1,136	1,273,598
4.50%, 01/28/26		608	626,924
3.88%, 04/25/27		1,674	1,643,450
4.50%, 03/15/29		827	811,907

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Colombia (continued)
Colombia Government International Bond (continued)
3.00%, 01/30/30	USD	1,415	$1,233,526
3.13%, 04/15/31		2,139	1,833,257
3.25%, 04/22/32		549	469,395
4.13%, 05/15/51		400	303,325

			8,195,382

Dominican Republic — 0.1%
Dominican Republic International Bond
5.95%, 01/25/27(d)		3,865	4,227,344
4.50%, 01/30/30(b)		2,903	2,845,484
4.88%, 09/23/32(b)		2,822	2,768,735
5.30%, 01/21/41(d)		484	460,798
6.40%, 06/05/49(d)		1,137	1,135,792

			11,438,153

Egypt — 0.1%
Egypt Government International Bond
5.75%, 05/29/24(b)		999	1,018,980
5.88%, 06/11/25(d)		3,019	3,049,190
5.25%, 10/06/25(b)		1,126	1,110,518
7.60%, 03/01/29(d)		2,472	2,388,570
5.88%, 02/16/31(b)		580	488,650
6.38%, 04/11/31(b)	EUR	1,073	1,054,779
8.50%, 01/31/47(b)	USD	1,408	1,175,680
7.50%, 02/16/61(b)		522	403,898

			10,690,265

Guatemala(b) — 0.0%
Guatemala Government Bond
5.38%, 04/24/32		915	986,656
4.65%, 10/07/41		1,379	1,330,132

			2,316,788

Hungary — 0.0%
Hungary Government International Bond, 3.13%, 09/21/51(b)		695	646,480

India(d) — 0.0%
Export-Import Bank of India
3.88%, 02/01/28		1,400	1,464,138
3.25%, 01/15/30		3,020	2,993,197

			4,457,335

Indonesia — 0.1%
Indonesia Government International Bond
4.75%, 01/08/26(d)		1,130	1,239,328
3.50%, 01/11/28		311	326,511
4.10%, 04/24/28		4,349	4,719,480
4.75%, 02/11/29		382	428,837
8.50%, 10/12/35(d)		1,500	2,268,563
6.63%, 02/17/37(d)		4,050	5,325,244
7.75%, 01/17/38(d)		1,950	2,812,022
Perusahaan Penerbit SBSN Indonesia III(d)
4.45%, 02/20/29		6,020	6,696,497
2.80%, 06/23/30		3,010	3,030,317
3.55%, 06/09/51		1,500	1,413,915

			28,260,714

Israel — 0.0%
Israel Government International Bond, 2.75%, 07/03/30		635	654,050

Security		Par (000)	Value

Mexico — 0.0%
Mexico Government International Bond
3.75%, 01/11/28	USD	1,175	$1,235,512
4.50%, 04/22/29.		1,266	1,370,445
2.66%, 05/24/31		1,225	1,153,950
4.75%, 03/08/44		610	627,080
4.35%, 01/15/47		2,226	2,154,768
4.50%, 01/31/50		647	640,207

			7,181,962

Mongolia(d) — 0.0%
Mongolia Government International Bond
5.13%, 04/07/26		489	493,944
3.50%, 07/07/27		1,000	930,000

			1,423,944

Morocco — 0.0%
Morocco Government International Bond
3.00%, 12/15/32(b)		1,965	1,815,169
4.00%, 12/15/50(b)		614	528,040
4.00%, 12/15/50(d)		470	404,200

			2,747,409

Oman — 0.0%
Oman Government International Bond(d)
6.50%, 03/08/47.		537	510,821
6.75%, 01/17/48		520	508,950
Oman Sovereign Sukuk Co., 4.88%, 06/15/30(b)		311	326,939

			1,346,710

Pakistan(d) — 0.0%
Pakistan Government International Bond
6.00%, 04/08/26		1,224	1,178,235
7.38%, 04/08/31		1,226	1,146,445
Pakistan Water & Power Development Authority, 7.50%, 06/04/31		1,399	1,262,751

			3,587,431

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25(b)		1,473	1,461,768
Panama Government International Bond
3.88%, 03/17/28		298	312,956
3.16%, 01/23/30		1,938	1,948,659
4.50%, 05/15/47		1,154	1,190,279
4.50%, 04/16/50		816	834,258
4.50%, 04/01/56		335	341,030

			6,088,950

Paraguay — 0.0%
Paraguay Government International Bond
5.00%, 04/15/26(d)		1,041	1,126,752
4.70%, 03/27/27(d)		474	511,416
4.95%, 04/28/31(b)		1,292	1,406,100
2.74%, 01/29/33(b)		1,417	1,307,005
5.40%, 03/30/50(b)		1,016	1,087,311
5.40%, 03/30/50(d)		520	556,498

			5,995,082

Peru — 0.0%
Peruvian Government International Bond
7.35%, 07/21/25		530	620,365
4.13%, 08/25/27		767	826,586
2.78%, 01/23/31		814	787,698

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Peru (continued)
Peruvian Government International Bond (continued)
1.86%, 12/01/32	USD	1,895	$1,666,771
3.00%, 01/15/34		150	143,775
3.30%, 03/11/41		556	522,084

			4,567,279

Philippines — 0.1%
Philippine Government International Bond
3.75%, 01/14/29		1,326	1,435,541
6.38%, 01/15/32		4,160	5,366,857
6.38%, 10/23/34		2,890	3,858,468
2.95%, 05/05/45		1,136	1,039,565

			11,700,431

Qatar — 0.0%
Qatar Government International Bond
4.50%, 04/23/28(d)		1,151	1,289,120
4.00%, 03/14/29(b)		2,117	2,328,700

			3,617,820

Romania — 0.0%
Romanian Government International Bond
3.00%, 02/14/31(b)		1,236	1,197,684
6.13%, 01/22/44(b)		762	944,880
4.00%, 02/14/51(d)		638	595,892

			2,738,456

Russia(d) — 0.0%
Russian Foreign Bond - Eurobond
4.75%, 05/27/26		400	409,200
4.25%, 06/23/27		2,600	2,597,400

			3,006,600

Saudi Arabia — 0.0%
Saudi Government International Bond
4.00%, 04/17/25(d)		831	880,029
3.63%, 03/04/28(d)		618	656,625
4.38%, 04/16/29(b)		1,878	2,101,257
4.50%, 04/17/30(d)		1,355	1,534,538
2.25%, 02/02/33(d)		1,095	1,041,465

			6,213,914

South Africa — 0.0%
Republic of South Africa Government
International Bond, 4.88%, 04/14/26		633	661,010

Spain — 0.4%
Spain Government Bond, 3.45%, 07/30/66(b)(d)	EUR	63,586	104,507,591

Ukraine — 0.0%
Ukraine Government International Bond
7.75%, 09/01/23(d)	USD	1,034	950,181
8.99%, 02/01/24(d)		2,164	2,001,700
9.75%, 11/01/28(d)		771	726,668
7.25%, 03/15/33(b)		3,266	2,743,440

			6,421,989

Security		Par (000)	Value

Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	USD	1,164	$1,276,508
5.10%, 06/18/50.		390	484,222

			1,760,730

Total Foreign Agency Obligations — 2.4% (Cost: $650,040,690)			593,351,776

		Shares

Investment Companies

United States — 1.3%
Consumer Discretionary Select Sector SPDR Fund(h)		125,045	23,127,073
Financial Select Sector SPDR Fund		776,851	30,343,800
Industrial Select Sector SPDR Fund		465,101	46,854,275
Invesco Senior Loan ETF(h)		1,801,871	39,605,125
iShares China Large-Cap ETF(g)		462,374	17,542,470
iShares iBoxx $ High Yield Corporate Bond ETF(g)(h)		1,361	115,277
iShares iBoxx $ Investment Grade Corporate Bond ETF(g)(h)		27,149	3,468,556
iShares Latin America 40 ETF(g)(h)		371,046	9,450,542
iShares MSCI Brazil ETF(g)		436,853	13,813,292
iShares MSCI Emerging Markets ETF(g)		56,435	2,756,285
iShares Nasdaq Biotechnology ETF(g)		19,698	2,597,378
iShares S&P 500 Value ETF(g)		227,346	35,018,104
KraneShares Bosera MSCI China A ETF, Class A.		171,614	6,929,773
KraneShares CSI China Internet ETF		582,360	21,786,088
SPDR Bloomberg Barclays High Yield Bond ETF(h)		53,105	5,606,295
SPDR Gold Shares(f)(k)		301,972	50,758,473
United States Oil Fund LP(f)(h)(k)		213,180	13,319,486
VanEck Semiconductor ETF(h)		29,977	8,255,666

Total Investment Companies — 1.3% (Cost: $308,507,581)			331,347,958

		Par (000)

Non-Agency Mortgage-Backed Securities

United States — 3.3%
1211 Avenue of the Americas Trust, Series 2015- 1211, Class D, 4.14%, 08/10/35(a)(b)	USD	4,330	4,409,707
Alen Mortgage Trust, Series 2021-ACEN, Class D, (1 mo. LIBOR US + 3.10%), 3.21%, 04/15/34(a)(b)		5,222	5,195,819
Arbor Multifamily Mortgage Securities Trust, 1.75%, 05/15/53(b)		1,650	1,374,373
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60%, 04/14/33(a)(b)		730	734,955
Bank
Series 2017-BNK8, Class B, 3.93%, 11/15/50(a)		1,551	1,627,673
Series 2017-BNK9, Class A4, 3.54%, 11/15/54		1,990	2,114,602

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Bayview Commercial Asset Trust(a)(b)
Series 2005-3A, Class M6, (1 mo. LIBOR US + 1.05%), 1.16%, 11/25/35	USD	392	$370,963
Series 2006-3A, Class M1, (1 mo. LIBOR US + 0.34%), 0.45%, 10/25/36		483	464,026
BBCMS Mortgage Trust(a)(b)
Series 2017-DELC, Class E, (1 mo. LIBOR US + 2.50%), 2.61%, 08/15/36		1,677	1,666,601
Series 2018-TALL, Class C, (1 mo. LIBOR US + 1.12%), 1.23%, 03/15/37		4,880	4,727,910
Beast Mortgage Trust(a)(b)
Series 2021-SSCP, Class B, (1 mo. LIBOR US + 1.10%), 1.21%, 04/15/36		4,655	4,634,467
Series 2021-SSCP, Class C, (1 mo. LIBOR US + 1.35%), 1.46%, 04/15/36		5,803	5,777,399
Series 2021-SSCP, Class D, (1 mo. LIBOR US + 1.60%), 1.71%, 04/15/36		5,329	5,305,486
Series 2021-SSCP, Class E, (1 mo. LIBOR US + 2.10%), 2.21%, 04/15/36		4,614	4,592,272
Series 2021-SSCP, Class F, (1 mo. LIBOR US + 2.90%), 3.01%, 04/15/36		4,410	4,386,569
Series 2021-SSCP, Class G, (1 mo. LIBOR US + 3.80%), 3.91%, 04/15/36		4,993	4,966,485
Series 2021-SSCP, Class H, (1 mo. LIBOR US + 4.90%), 5.01%, 04/15/36		3,541	3,521,121
Benchmark 2021-B25 Mortgage Trust,
Series 2021-B25, Class XA, 1.11%, 04/15/54(a)		29,095	2,341,046
Benchmark Mortgage Trust
Series 2021-B23, Class XA, 1.28%, 02/15/54(a)		54,936	4,783,031
Series 2021-B25, Class A5, 2.58%, 04/15/54		5,050	5,048,026
BHMS(a)(b)
Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 1.36%, 07/15/35		6,720	6,711,990
Series 2018-ATLS, Class C, (1 mo. LIBOR US + 1.90%), 2.01%, 07/15/35		1,583	1,574,998
BWAY Mortgage Trust, Series 2013-1515, Class D, 3.63%, 03/10/33(b)		3,735	3,779,967
BX Commercial Mortgage Trust(b)
Series 2018-BIOA, Class D, (1 mo. LIBOR US + 1.32%), 1.43%, 03/15/37(a)		1,258	1,251,938
Series 2018-BIOA, Class E, (1 mo. LIBOR US + 1.95%), 2.06%, 03/15/37(a)		8,537	8,484,097
Series 2018-BIOA, Class F, (1 mo. LIBOR US + 2.47%), 2.58%, 03/15/37(a)		7,474	7,398,493
Series 2018-IND, Class G, (1 mo. LIBOR US + 2.05%), 2.16%, 11/15/35(a)		3,821	3,806,257
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 2.41%, 10/15/36(a)		8,011	7,910,802
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.76%, 10/15/36(a)		13,304	13,103,496
Series 2020-BXLP, Class D, (1 mo. LIBOR US + 1.25%), 1.36%, 12/15/36(a)		1,828	1,824,965
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.11%, 12/15/36(a)		1,603	1,590,644
Series 2020-BXLP, Class G, (1 mo. LIBOR US + 2.50%), 2.61%, 12/15/36(a)		2,590	2,563,939
Series 2020-VIV4, Class A, 2.84%, 03/09/44		1,425	1,424,910
Series 2020-VKNG, Class G, (1 mo. LIBOR US + 3.25%), 3.36%, 10/15/37(a)		1,234	1,227,275

Security		Par (000)	Value

United States (continued)
BX Commercial Mortgage Trust(b) (continued)
Series 2021-21M, Class E, (1 mo. LIBOR US + 2.17%), 2.28%, 10/15/36(a)	USD	14,735	$14,578,432
Series 2021-CIP, Class E, (1 mo. LIBOR US + 2.82%), 2.93%, 12/15/38(a)		13,130	13,122,309
Series 2021-NWM, Class A, (1 mo. LIBOR US + 0.91%), 1.02%, 02/15/33(a)(e)		22,496	22,383,520
Series 2021-NWM, Class B, (1 mo. LIBOR US + 2.15%), 2.26%, 02/15/33(a)(e)		13,191	13,125,045
Series 2021-NWM, Class C, (1 mo. LIBOR US + 4.25%), 4.36%, 02/15/33(a)(e)		8,710	8,666,450
Series 2021-SOAR, Class G, (1 mo. LIBOR US + 2.80%), 2.91%, 06/15/38(a)		17,100	16,800,035
Series 2021-VINO, Class F, (1 mo. LIBOR US + 2.80%), 2.91%, 05/15/38(a)		12,592	12,466,275
Series 2021-XL2, Class F, (1 mo. LIBOR US + 2.24%), 2.35%, 10/15/38(a)		16,405	16,138,662
BX Trust(a)(b)
Series 2019-OC11, Class D, 4.08%, 12/09/41		8,408	8,395,274
Series 2019-OC11, Class E, 4.08%, 12/09/41		11,784	11,331,371
Series 2021-ARIA, Class E, (1 mo. LIBOR US + 2.24%), 2.35%, 10/15/36		9,187	9,118,022
Series 2021-MFM1, Class E, (1 mo. LIBOR US + 2.25%), 2.36%, 01/15/34		3,160	3,110,852
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 3.11%, 01/15/34		4,900	4,875,542
CAMB Commercial Mortgage Trust, Series 2019- LIFE, Class E, (1 mo. LIBOR US + 2.15%), 2.26%, 12/15/37(a)(b)		2,181	2,178,860
CD Mortgage Trust, Series 2017-CD6, Class B, 3.91%, 11/13/50(a)		864	896,801
CFCRE Commercial Mortgage Trust(b)
Series 2018-TAN, Class C, 5.29%, 02/15/33		1,060	1,077,504
Series 2018-TAN, Class E, 6.45%, 02/15/33(a) .		1,178	1,193,201
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class D, 5.09%, 03/10/47(a)(b)		1,197	1,235,490
Citigroup COmmercial Mortgage Trust, Series 2018-C6, Class A4, 4.41%, 11/10/51		2,000	2,235,233
COMM Mortgage Trust
Series 2014-CR17, Class C, 4.78%, 05/10/47(a)		1,959	2,016,856
Series 2014-CR21, Class A3, 3.53%, 12/10/47.		3,956	4,046,536
Connecticut Avenue Securities Trust(b)
3.20%, 12/25/41		1,823	1,809,218
Series 2021-R01, Class 1B1, (30 day SOFR + 3.10%), 3.15%, 10/25/41(a)		4,028	4,021,500
CORE Mortgage Trust, Series 2019-CORE, Class F, (1 mo. LIBOR US + 2.35%), 2.46%, 12/15/31(a)(b)		1,606	1,571,280
Credit Suisse Mortgage Capital Certificates(a)(b)
Series 2019-ICE4, Class B, (1 mo. LIBOR US + 1.23%), 1.34%, 05/15/36		1,765	1,762,170
Series 2019-ICE4, Class C, (1 mo. LIBOR US + 1.43%), 1.54%, 05/15/36		1,829	1,824,966
Series 2019-ICE4, Class D, (1 mo. LIBOR US + 1.60%), 1.71%, 05/15/36		5,897	5,893,327
Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 2.26%, 05/15/36		5,411	5,405,888
Series 2019-ICE4, Class F, (1 mo. LIBOR US + 2.65%), 2.76%, 05/15/36		8,135	8,053,441

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
CSAIL Commercial Mortgage Trust 4.65%, 11/15/48(a)	USD	1,260	$1,305,136
Series 2020-C19, Class A3, 2.56%, 03/15/53		11,759	11,751,960
CSMC NET, Series 2020-NET, Class A, 2.26%, 08/15/37(b)		3,960	3,951,469
CSMC-FACT, Series 2020-FACT, Class E, (1 mo. LIBOR US + 4.86%), 4.97%, 10/15/37(a)(b)		1,935	1,955,850
DBGS Mortgage Trust(a)(b)
Series 2018-BIOD, Class D, (1 mo. LIBOR US + 1.30%), 1.41%, 05/15/35		1,865	1,860,435
Series 2018-BIOD, Class F, (1 mo. LIBOR US + 2.00%), 2.11%, 05/15/35		7,767	7,679,684
DBWF Mortgage Trust(a)(b)
Series 2018-GLKS, Class B, (1 mo. LIBOR US + 1.35%), 1.45%, 12/19/30		2,175	2,169,097
Series 2018-GLKS, Class C, (1 mo. LIBOR US + 1.75%), 1.85%, 12/19/30		1,650	1,643,699
ELP Commercial Mortgage Trust, Series 2021- ELP, Class F, (1 mo. LIBOR US + 2.67%), 2.77%, 11/15/38(a)(b)		6,593	6,534,842
Extended Stay America Trust(a)(b)
Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 2.36%, 07/15/38		15,306	15,296,617
Series 2021-ESH, Class E, (1 mo. LIBOR US + 2.85%), 2.96%, 07/15/38		9,909	9,903,061
Freddie Mac(b)
Series 2021-DNA2, Class B1, (30 day SOFR + 3.40%), 3.45%, 08/25/33(a)		2,381	2,428,641
Series 2021-DNA2, Class B2, (30 day SOFR + 6.00%), 6.05%, 08/25/33(a)		2,151	2,231,900
Series 2021-DNA3, Class B1, (30 day SOFR + 3.50%), 3.55%, 10/25/33(a)		5,537	5,703,068
Series 2021-DNA6, Class B1, (30 day SOFR + 3.40%), 3.45%, 10/25/41(a)		6,839	6,834,728
Series 2021-DNA7, Class B1, (30 day SOFR + 3.65%), 3.70%, 11/25/41(a)		6,782	6,839,990
Series 2021-HQA1, Class B1, (30 day SOFR + 3.00%), 3.05%, 08/25/33(a)		4,104	4,088,406
Series 2021-HQA1, Class B2, (30 day SOFR + 5.00%), 5.05%, 08/25/33(a)		2,457	2,344,324
Series 2022-DNA1, Class B1, (30 day SOFR + 3.40%), 3.45%, 01/25/42		2,121	2,099,812
GCT Commercial Mortgage Trust, (1 mo. LIBOR US + 2.35%), 2.46%, 02/15/38(a)(b)		810	810,144
GS Mortgage Securities Corp., Series 2021-DM, Class E, (1 mo. LIBOR US + 2.94%), 3.04%, 11/15/36(a)(b)		12,756	12,719,763
GS Mortgage Securities Corp. II, Series 2021- ROSS, Class A, (1 mo. LIBOR US + 1.15%), 1.26%, 05/15/26(a)(b)		1,480	1,472,014
GS Mortgage Securities Trust
Series 2020-GC47, Class AS, 2.73%, 05/12/53		4,426	4,426,814
Series 2020-GSA2, Class XA, 1.73%, 12/12/53(a)(b)		4,417	522,073
Hudson Yards Mortgage Trust, Series 2016- 10HY, Class E, 2.98%, 08/10/38(a)(b)		897	878,569

Security		Par (000)	Value

United States (continued)
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO, 3.45%, 01/05/39(b)	USD	3,082	$3,078,964
JP Morgan Chase Commercial Mortgage Securities Corp.(a)(b)
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.45%), 2.56%, 04/15/38		7,630	7,596,290
Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.95%), 3.06%, 04/15/38		8,020	7,984,572
JP Morgan Chase Commercial Mortgage Securities Trust(b)
Series 2018-WPT, Class DFL, (1 mo. LIBOR US + 2.50%), 2.60%, 07/05/33(a)		1,253	1,252,396
Series 2018-WPT, Class DFX, 5.35%, 07/05/33		2,168	2,223,698
Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 3.11%, 07/15/36(a)		6,311	6,168,529
JP Morgan Mortgage Trust(a)(b)
2.50%, 12/25/51		77,013	75,315,937
2.50%, 02/25/52		30,939	30,747,847
Series 2021-INV7, Class A4A, 2.50%, 02/25/52		10,574	10,045,906
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4, Class A5, 4.03%, 03/10/52		4,308	4,688,577
Life Mortgage Trust, Series 2021-BMR, Class F, (1 mo. LIBOR US + 2.35%), 2.46%, 03/15/38(a)(b)		15,217	15,027,119
LUXE Trust, Series 2021-TRIP, Class E, (1 mo. LIBOR US + 2.75%), 2.86%, 10/15/38(a)(b)		1,215	1,211,894
MCM Trust, 3.00%, 08/25/28(e)		4,596	1,810,694
MED Trust(a)(b)
(1 mo. LIBOR US + 4.00%), 4.11%, 11/15/38		16,410	16,225,639
(1 mo. LIBOR US + 5.25%), 5.36%, 11/15/38		17,632	17,411,099
MF1 Ltd., Series 2021-W10, Class F, (30 day SOFR + 3.37%), 3.42%, 12/15/34(a)(b)		8,512	8,503,846
MHC Commercial Mortgage Trust(a)(b)
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.10%), 2.21%, 04/15/38		15,980	15,890,301
Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.60%), 2.71%, 04/15/38		12,280	12,187,688
MHP 2021-STOR, Series 2021-STOR, Class G, (1 mo. LIBOR US + 2.75%), 2.86%, 07/15/38(a)(b)		3,936	3,881,561
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class C, 4.34%, 05/15/48(a)		647	658,403
Series 2016-C32, Class A4, 3.72%, 12/15/49		3,377	3,601,780
Morgan Stanley Capital I Trust
Series 2018-MP, Class A, 4.28%, 07/11/40(a)(b)		2,110	2,283,380
Series 2020-L4, Class A3, 2.70%, 02/15/53		2,855	2,887,652
PKHL Commercial Mortgage Trust, Series 2021- MF, Class F, (1 mo. LIBOR US + 3.35%), 3.46%, 07/15/38(a)(b)		1,881	1,880,996
SREIT Trust 2021-MFP, Series 2021-MFP, Class F, (1 mo. LIBOR US + 2.62%), 2.73%, 11/15/38(a)(b)		9,828	9,741,690

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
SREIT Trust 2021-MFP2, Series 2021-MFP2, Class F, (1 mo. LIBOR US + 2.62%), 2.72%, 11/15/36(a)(b)	USD	4,565	$4,536,639
STWD Trust, Series 2021-FLWR, Class E, (1 mo. LIBOR US + 1.92%), 2.03%, 07/15/36(a)(b)		3,290	3,236,791
TPGI Trust, Series 2021-DGWD, Class F, (1 mo. LIBOR US + 3.00%), 3.11%, 06/15/26(a)(b)		3,598	3,576,298
TVC DSCR, 0.00%, 02/01/51(e)		31,702	33,130,435
UBS Commercial Mortgage Trust, Series 2019- C17, Class A4, 2.92%, 10/15/52		1,175	1,198,942
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class D, 5.05%, 08/10/49(a)(b)		1,766	1,780,068
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/10/35(a)(b)		2,150	2,128,310
Wells Fargo Commercial Mortgage Trust(a)
Series 2015-C28, Class AS, 3.87%, 05/15/48		3,230	3,366,654
Series 2017-C38, Class C, 3.90%, 07/15/50		1,305	1,341,262
Series 2017-C41, Class B, 4.19%, 11/15/50		3,149	3,288,803
Series 2018-1745, Class A, 3.75%, 06/15/36(b).		2,162	2,289,722
Series 2020-C58, Class XA, 1.88%, 07/15/53		31,661	4,004,131
Series 2021-C59, Class XA, 1.55%, 04/15/54		25,115	2,751,159
Western Alliance Bank, 5.72%, 12/28/24(b)		33,610	33,584,008

Total Non-Agency Mortgage-Backed Securities — 3.3% (Cost: $817,570,720)			810,002,138

		Benefical Interest (000)

Other Interests

Canada — 0.1%
Sprott Private Resource Streaming and Royalty LP(e)	USD	21,279,646	24,563,095

Total Other Interests — 0.1% (Cost: $21,471,327)			24,563,095

		Par (000)

Preferred Securities

Capital Trusts — 0.3%(a)

Colombia — 0.0%
Banco Davivienda SA, 6.65%(b)(o)	USD	699	691,136

France — 0.0%
Societe Generale SA, 5.38%(b)(o)		3,673	3,696,875

Hong Kong — 0.0%
Nanyang Commercial Bank Ltd., 5.00%(d)(o)		1,400	1,412,250

Mexico — 0.0%
Banco Mercantil del Norte SA(b)(o)
5.88%		1,320	1,272,810
6.75%		746	760,593
BBVA Bancomer SA, 5.13%, 01/18/33(d)		1,744	1,752,877
Cemex SAB de CV, 5.13%(b)(o)		1,186	1,187,791

			4,974,071

Security		Par (000)	Value

Philippines — 0.0%
Rizal Commercial Banking Corp., 6.50%(d)(o)	USD	1,395	$1,407,032

South Korea — 0.0%
Woori Bank, 4.25%(d)(o)		1,397	1,441,529

Switzerland(b)(o) — 0.1%
Credit Suisse Group AG
5.10%		567	549,281
6.38%		6,611	6,900,231
UBS Group AG, 7.00%		3,597	3,801,598

			11,251,110

Thailand(d)(o) — 0.0%
Kasikornbank PCL, 5.28%.		3,000	3,083,062
TMBThanachart Bank PCL, 4.90%		1,396	1,383,611

			4,466,673

United Kingdom — 0.0%
Vodafone Group PLC, 4.13%, 06/04/81		3,899	3,713,876

United States — 0.2%
General Motors Financial Co., Inc., Series C, 5.70%(o)		3,462	3,890,595
JPMorgan Chase & Co., Series HH, 4.60%(o)		3,829	3,809,855
NWD Finance BVI Ltd., 4.13%(d)(o)		3,729	3,626,452
Prudential Financial, Inc.
5.63%, 06/15/43		5,623	5,820,200
5.88%, 09/15/42		8,044	8,184,093
USB Capital IX, 3.50%(o)		3,935	3,718,587
Vistra Corp., 7.00%(b)(o)		2,990	2,975,050

			32,024,832

			65,079,384

		Shares

Preferred Stocks — 2.7%

Brazil — 0.1%
Banco Bradesco SA, Preference Shares		906,520	3,892,329
Neon Payments Ltd.(e)		39,435	20,165,482
Petroleo Brasileiro SA, Preference Shares		515,352	3,139,609

			27,197,420

Germany — 0.2%
Porsche Automobil Holding SE, Preference Shares.		119,713	11,210,993
Volkswagen AG, Preference Shares		66,332	13,815,111
Volocopter GMBH, (Acquired 03/03/21, Cost: $22,418,516)(e)(i)		4,218	24,444,891

			49,470,995

India — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 12/11/20, Cost: $13,030,114)(e)(i)		4,047	15,460,302

United Kingdom — 0.1%
10x Future Technologies Holdings Ltd., (Acquired 05/13/21, Cost: $24,142,699)(e)(i)		637,808	18,991,418

United States — 2.3%
Aptiv PLC, Series A, 5.50%, 06/15/23(p)		132,372	20,620,910

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Becton Dickinson and Co., Series B, 6.00%, 06/01/23(p)	509,265	$26,817,895
Boston Scientific Corp., Series A, 5.50%, 06/01/23(p)	88,689	10,335,816
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $17,069,096)(e)(i)	31,603	16,346,652
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $34,233,056)(e)(i)	312,419	51,096,178
Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23(b)(p)	34,289	34,103,675
Cruise, Series G, (Acquired 03/25/21, Cost: $9,841,593)(e)(i)	373,495	8,948,940
Databricks, Inc.(e)(i)
Series F, (Acquired 10/22/19, Cost: $11,769,837)	274,046	52,871,695
Series G, (Acquired 02/01/21, Cost: $13,141,188)	74,090	14,294,184
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $11,638,040)(e)(i)	1,914,819	11,584,655
Dream Finders Homes, Inc.(e)	38,156	37,822,135
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $8,339,244)(e)(i)	1,423,565	7,359,831
Farmer’s Business Network, Inc.(e)(i)
(Acquired 09/15/21, Cost: $2,533,428)	40,758	2,287,339
Series F, (Acquired 07/31/20, Cost: $8,907,002)	269,447	15,121,366
Grand Rounds, Inc.(e)(i)
Series C, (Acquired 03/31/15, Cost: $26,357,523)	9,493,075	21,929,003
Series D, (Acquired 05/01/18, Cost: $4,824,038)	1,990,402	4,558,021
Jumpcloud, Inc., Series E-1, (Acquired 10/30/20, Cost: $11,778,091)(e)(i)	6,458,349	36,683,422
JumpCloud, Inc., (Acquired 09/03/21, Cost: $2,543,928)(e)(i)	424,788	2,412,796
Laronde Inc., Series B(e)	280,362	8,026,876
Loadsmart Inc., (Acquired 01/27/22, Cost: $2,628,040)(e)(i)	131,402	2,628,040
Loadsmart, Inc., Series C, (Acquired 10/05/20, Cost: $10,694,460)(e)(i)	1,250,814	25,016,280
Lookout, Inc., Series F, (Acquired 09/19/14, Cost: $50,945,689)(e)(i)	4,459,883	49,147,911
MNTN Digital, Inc., (Acquired 11/05/21, Cost: $7,559,970)(e)(i)	329,191	7,561,517
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $6,129,221)(e)(i)	892,159	6,566,290
Noodle Partners, Inc., Series C, (Acquired 08/26/21, Cost: $9,816,152)(e)(i)	1,099,886	8,942,073
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $5,269,814)(e)(i)	200,937	5,222,353
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $9,126,025)(e)(i)	399,649	9,076,029
SambaNova Systems, Inc.(e)(i)
Series C, (Acquired 02/19/20, Cost: $11,739,902)	220,503	23,893,705
Series D, (Acquired 04/09/21, Cost: $6,878,356)	72,390	7,844,180
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $3,799,839)(e)(i)	252,991	3,458,387

Security		Shares	Value

United States (continued)
Soc Telemed Inc.Class A, (Acquired 01/24/22, Cost: $8,907,020)(i)		890,702	$640,593
Ursa Major Technologies, Inc., (Acquired 09/13/21, Cost: $9,742,600)(e)(i)		1,633,349	8,754,751
Verge Genomics, (Acquired 11/05/21, Cost: $9,084,159)(e)(i)		1,705,369	9,055,509
Zero Mass Water, Inc., Series C-1, (Acquired 05/07/20, Cost: $8,796,956)(e)(i)		558,055	8,365,244

			559,394,251

			670,514,386

Trust Preferreds — 0.1%

United States — 0.1%
Citigroup Capital XIII, 6.69%, 10/30/40(a)		629,905	16,957,042
Wells Fargo & Co., Series L, 7.50%(o)(p)		5,825	8,295,441

			25,252,483

Total Preferred Securities — 3.1% (Cost: $651,704,692)			760,846,253

		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.0%
Chile Government International Bond, 3.50%, 01/31/34	USD	320	325,120
Mexico Government International Bond, 4.40%, 02/12/52		415	400,682
Panama Government International Bond, 3.30%, 01/19/33		337	335,484
Uniform Mortgage-Backed Securities
3.63%, 03/27/32(b)		1,780	1,780,000
4.00%, 01/31/52		550	563,750
4.50%, 01/19/63		825	834,075

			4,239,111

Collateralized Mortgage Obligations — 0.0%
Uniform Mortgage-Backed Securities, Series 2020-DNA6, Class B1, (30 day SOFR + 3.00%), 3.05%, 12/25/50(a)(b)		2,200	2,211,072

Mortgage-Backed Securities — 0.1%
Freddie Mac, Series K116, Class X1, 1.43%, 07/25/30(a)		7,781	786,292
Freddie Mac Structured Pass-Through Certificates(a)
Series K105, Class X1, 1.52%, 03/25/53		35,992	3,779,294
Series K109, Class X1, 1.58%, 04/25/30		15,153	1,667,809
Series K110, Class X1, 1.70%, 04/25/30		13,160	1,537,748
Series K120, Class X1, 1.04%, 10/25/30		50,300	3,824,522
Uniform Mortgage-Backed Securities 1.36%, 12/25/29		8,414	698,321
Class A2, 3.71%, 09/25/30(a)		2,151	2,405,053
Series KW09, Class X1, 0.80%, 05/25/29(a)		58,259	2,825,636

			17,524,675

Total U.S. Government Sponsored Agency Securities — 0.1% (Cost: $24,224,093)			23,974,858

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations
U.S. Treasury Bonds(s)
1.75%, 08/15/41.	USD	49,807	$46,382,489
2.00%, 08/15/51.		70,985	69,243,649
1.88%, 11/15/51		128,060	121,417,551
U.S. Treasury Note, 0.13%, 11/30/22(k)(t)		60,000	59,716,407
U.S. Treasury Notes, 1.38%, 11/15/31		69,637	67,101,489

Total U.S. Treasury Obligations — 1.5% (Cost: $368,535,365)			363,861,585

		Shares

Warrants

Cayman Islands — 0.0%
TPG Pace Beneficial Finance Corp., Class A, (Expires: 10/09/27)(f)		65,280	43,692

Switzerland — 0.0%
Cie Financiere Richemont SA,
(Expires: 11/22/23)(f)		4,654	4,771

United Kingdom — 0.0%
Genius Sports Ltd., (Expires: 12/31/28)(f)		157,776	277,686

United States — 0.1%
Altus Power, Inc., (Expires: 01/22/26)(f)		69,059	100,826
Cano Health, Inc., (Expires: 06/03/26)(f)		268,681	292,862
Crown Proptech Acquisitions Pvt Ltd., (Expires: 02/01/26)(e)		271,336	143,808
Embark Technology, Inc., (Expires: 12/31/27)(f)		126,570	82,271
EVgo, Inc., (Expires: 09/15/25)(f)		146,070	273,151
Gores Holdings VIII, Inc. Class A, (Expires: 12/31/27)(f)		49,055	62,790
GPRE, (Expires: 04/28/26)		1,464,976	26,398,985
Hippo Holdings, Inc., (Expires: 08/02/26)(f)		123,393	41,460
Innovid Corp., (Expires: 12/31/27)(f)		49,253	38,412
Latch, Inc., (Expires: 06/04/26)(f)(h)		111,795	162,103
Offerpad Solutions, Inc., (Expires: 09/01/26)(f)		226,443	110,957
Proof Acquisition Corp., (Expires: 10/01/26)(e)		271,282	271,282
Rotor Acqusition Ltd., (Expires: 06/15/27)		92,046	114,137
Sarcos Technology and Robotics Corp., Class A, (Expires: 06/15/27)(f)		254,485	203,028
TPB Acquisition Corp. I, Class A, (Expires: 02/19/23)(f)		95,675	47,838
Volta, Inc., (Expires: 08/26/26)(f)		150,460	168,515

			28,512,425

Total Warrants — 0.1% (Cost: $5,709,345)			28,838,574

Total Long-Term Investments — 90.4% (Cost: $17,789,428,844)			22,348,072,724

Security		Shares	Value

Short-Term Securities

Money Market Funds — 9.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(g)(u)		2,066,839,043	$2,066,839,043
SL Liquidity Series, LLC, Money Market Series, 0.17%(g)(u)(v)		228,749,238	228,772,113

			2,295,611,156

		Par (000)

Time Deposits — 0.1%

Australia — 0.0%
Australia & New Zealand Banking Group Ltd., (0.22%), 02/03/22	AUD	6,508	4,601,276

Canada — 0.0%
Brown Brothers Harriman & Co., 0.01%, 02/01/22	CAD	4,254	3,346,461

Denmark — 0.0%
Brown Brothers Harriman & Co., (0.77%), 02/01/22	DKK	3,429	517,681

Europe — 0.0%
Citibank NA, New York, (0.79%), 02/01/22	EUR	5,091	5,719,569

Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 0.01%, 02/03/22.	HKD	12	1,547

Japan — 0.0%
Sumitomo Bank Tokyo, (0.31%), 02/01/22	JPY	86,365	750,481

Switzerland — 0.0%
BNP Paribas, Paris, (1.46%), 02/01/22	CHF	1,330	1,435,025

United Kingdom — 0.0%
Citibank NA, New York, 0.03%, 02/01/22	GBP	1,456	1,958,705

United States — 0.1%
JP Morgan Chase, New York, 0.08%, 02/01/22	USD	6,847	6,846,960

			25,177,705

Total Short-Term Securities — 9.4% (Cost: $2,320,785,560)			2,320,788,861

Options Purchased — 0.5% (Cost: $153,286,492)			120,301,419

Total Investments Before Options Written — 100.3% (Cost: $20,263,500,896)			24,789,163,004

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Investments Sold Short

Common Stocks

United States — (0.1)%
JM Smucker Co.	(51,256)	$(7,205,568)
Walgreens Boots Alliance, Inc.	(469,588)	(23,366,699)

Total Investments Sold Short — (0.1)% (Proceeds: $(26,018,432))		(30,572,267)

Options Written — (0.4)% (Premiums Received: $(108,332,219))		(100,752,973)

Total Investments, Net of Options Written — 99.8% (Cost: $20,129,150,245)		24,657,837,764

Other Assets Less Liabilities — 0.2%		55,836,945

Net Assets — 100.0%		$24,713,674,709

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Affiliate of the Fund.
(h)	All or a portion of this security is on loan.
(i)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $687,312,141, representing 2.8% of its net assets as of period end, and an original cost of $546,699,673.

(j)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)	All or a portion of the security is held by a wholly-owned subsidiary.
(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)	Zero-coupon bond.
(n)	Issuer filed for bankruptcy and/or is in default.
(o)	Perpetual security with no stated maturity date.
(p)	Convertible security.
(q)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)	All or a portion of the security has been pledged in connection with outstanding futures contracts.
(u)	Annualized 7-day yield as of period end.
(v)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Par/Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds
Bio City Development Co. BV	$13,211,730	$—		$—	$—	$(2,112,750)	$11,098,980	140,850,000	$—	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	182,812,980	1,884,026,063	(a)	—	—	—	2,066,839,043	2,066,839,043	39,204	—
iShares China Large-Cap ETF	21,369,605	17,981,481		(17,001,478)	(1,393,068)	(3,414,070)	17,542,470	462,374	270,541	—
iShares iBoxx $ High Yield Corporate Bond ETF	130,740,288	—		(129,755,275)	12,086,829	(12,956,565)	115,277	1,361	832,343	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,560,591	44,322,560		(44,224,456)	(131,196)	(58,943)	3,468,556	27,149	61,225	—
iShares Latin America 40 ETF	10,530,285	—		—	—	(1,079,743)	9,450,542	371,046	737,220	—
iShares MSCI Brazil ETF	7,878,674	13,209,899		(3,929,868)	(553,924)	(2,791,489)	13,813,292	436,853	1,278,743	—
iShares MSCI Emerging Markets ETF	3,046,361	—		—	—	(290,076)	2,756,285	56,435	54,948	—
iShares MSCI Japan ETF(b)	—	15,705,318		(16,777,857)	1,072,539	—	—	—	—	—
iShares Nasdaq Biotechnology ETF	3,046,099	—		—	—	(448,721)	2,597,378	19,698	3,722	—
iShares Russell 2000 ETF(b)	174,659,694	—		(164,717,255)	37,791,497	(47,733,936)	—	—	—	—
iShares S&P 500 Value ETF	33,281,181	—		—	—	1,736,923	35,018,104	227,346	487,815	—
Quintis Australia Pty. Ltd.	85,418,997	3,416,759		—	—	12,423	88,835,756	88,835,756	5,103,784	—
Quintis Australia Pty. Ltd.	82,684,528	—		—	—	198,617	82,684,528	82,684,528	—	—

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc.

Affiliates (continued)

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Par/Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
Quintis HoldCo Pty. Ltd.	$37,734,907	$—		$—	$—	$(25,984,014)	$11,750,893	43,735,802	$—		$—
SL Liquidity Series, LLC, Money Market Series	—	228,810,075	(a)	—	(37,962)	—	228,772,113	228,749,238	1,235,834	(c)	—

					$48,834,715	$(94,922,344)	$2,574,743,217		$10,105,379		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Exchange Traded Bitcoin Futures(a)	40	02/25/22	$7,697	$243,440
Euro BTP	955	03/08/22	156,514	(4,358,992)
Euro Bund	1,521	03/08/22	288,970	(8,870,044)
10-Year Australian Treasury Bonds	3,632	03/15/22	351,859	(5,214,413)
FTSE/MIB Index	124	03/18/22	18,820	354,121
MSCI Emerging Markets Index	611	03/18/22	37,418	(443,445)
Russell 2000 E-Mini Index	2,402	03/18/22	243,130	(22,154,001)
10-Year U.S. Treasury Note	6,726	03/22/22	860,718	(8,944,573)
U.S. Long Bond	682	03/22/22	106,072	(1,860,650)
2-Year U.S. Treasury Note	8,744	03/31/22	1,893,827	(5,324,640)
5-Year U.S. Treasury Note	30,145	03/31/22	3,593,849	(19,293,697)

				(75,866,894)

Short Contracts
30-Year Euro Buxl Bond	500	03/08/22	114,199	8,169,689
Nikkei 225 Yen-Denominated	27	03/10/22	3,204	169,415
SPI 200 Index	35	03/17/22	4,266	235,745
Euro Stoxx 50 Index	1,650	03/18/22	77,554	(41,995)
FTSE 100 Index	73	03/18/22	7,317	(266,124)
NASDAQ 100 E-Mini Index	3,132	03/18/22	933,649	58,189,407
S&P 500 E-Mini Index	7,317	03/18/22	1,647,880	52,478,004
10-Year U.S. Ultra Long Treasury Note	15,935	03/22/22	2,274,472	23,160,878
Ultra U.S. Treasury Bond	465	03/22/22	87,667	(628,497)
Long Gilt	768	03/29/22	125,970	2,519,397

				143,985,919

				$68,119,025

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	39,286,016	EUR	33,839,078	Morgan Stanley & Co. International PLC	02/03/22	$1,268,738
USD	105,262,249	HKD	819,856,080	HSBC Bank USA N.A.	02/10/22	112,901
USD	38,227,901	JPY	4,367,947,461	HSBC Bank USA N.A.	02/10/22	269,853
CNH	363,236,521	USD	56,865,439	Citibank N.A.	02/11/22	128,804
CNH	421,081,280	USD	65,549,165	Citibank N.A.	02/11/22	521,308
USD	1,381,917	EUR	1,211,173	Morgan Stanley & Co. International PLC	02/22/22	20,681

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	70,311,883	SEK	634,364,466	Goldman Sachs International	03/03/22	$2,264,940
USD	50,775,981	NZD	75,225,682	Morgan Stanley & Co. International PLC	03/10/22	1,306,378
USD	63,202,599	SEK	573,749,404	Goldman Sachs International	03/10/22	1,651,908
EUR	32,158,567	USD	35,911,472	Citibank N.A.	03/16/22	250,559
USD	23,557,300	EUR	20,795,309	Citibank N.A.	03/16/22	173,155
USD	25,365,505	EUR	22,425,083	Citibank N.A.	03/16/22	148,693
USD	51,056,268	EUR	45,032,695	Citibank N.A.	03/16/22	417,393
USD	25,383,624	EUR	22,425,083	Deutsche Bank AG	03/16/22	166,812
USD	2,198,087	EUR	1,940,473	JPMorgan Chase Bank N.A.	03/16/22	16,041
USD	3,053,923	EUR	2,692,027	JPMorgan Chase Bank N.A.	03/16/22	26,762
USD	25,806,249	EUR	22,735,782	Morgan Stanley & Co. International PLC	03/16/22	240,059
USD	35,423,064	EUR	31,208,648	Morgan Stanley & Co. International PLC	03/16/22	329,209
BRL	216,600,570	USD	37,967,728	Deutsche Bank AG	03/17/22	2,372,628
CAD	57,904,994	USD	45,038,054	Goldman Sachs International	03/17/22	512,368
GBP	38,654,803	EUR	45,278,982	UBS AG	03/17/22	1,056,201
GBP	49,243,166	USD	65,345,396	Barclays Bank PLC	03/17/22	864,562
GBP	39,394,704	USD	52,091,420	HSBC Bank USA N.A.	03/17/22	876,776
USD	25,433,593	GBP	18,762,302	Barclays Bank PLC	03/17/22	206,718
USD	25,602,452	GBP	18,854,335	Citibank N.A.	03/17/22	251,834
JPY	6,999,646,758	EUR	53,419,263	JPMorgan Chase Bank N.A.	04/14/22	758,059
JPY	11,443,684,952	EUR	87,995,334	JPMorgan Chase Bank N.A.	04/21/22	488,204
USD	381,373,375	EUR	335,908,200	Morgan Stanley & Co. International PLC	04/21/22	3,276,799
USD	58,783,234	NOK	517,851,977	JPMorgan Chase Bank N.A.	04/21/22	640,248
USD	100,898,455	HKD	785,514,147	BNP Paribas S.A.	04/28/22	144,154

						20,762,745

EUR	33,839,078	USD	38,156,156	Barclays Bank PLC	02/03/22	(138,878)
NOK	577,438,473	CHF	61,751,587	Bank of America N.A.	02/03/22	(1,717,784)
EUR	62,603,989	USD	72,730,341	Barclays Bank PLC	02/10/22	(2,386,695)
JPY	10,246,627,266	USD	90,856,937	UBS AG	02/10/22	(1,812,376)
USD	121,613,800	CNH	784,317,801	BNP Paribas S.A.	02/11/22	(1,450,915)
AUD	70,740,741	USD	51,520,496	Bank of America N.A.	02/17/22	(1,500,744)
AUD	83,831,000	USD	61,335,421	Bank of America N.A.	02/17/22	(2,059,736)
JPY	9,092,582,000	USD	79,449,291	Bank of America N.A.	02/17/22	(429,349)
NOK	356,443,555	CHF	37,661,741	Bank of America N.A.	02/17/22	(591,986)
KRW	118,249,459,000	USD	99,722,092	Citibank N.A.	02/24/22	(1,691,452)
AUD	70,955,279	USD	50,747,407	Morgan Stanley & Co. International PLC	03/03/22	(573,383)
USD	39,819,868	INR	3,002,732,652	BNP Paribas S.A.	03/03/22	(314,495)
USD	46,568,898	BRL	267,980,724	HSBC Bank USA N.A.	03/08/22	(3,466,330)
EUR	57,707,104	USD	65,041,100	Citibank N.A.	03/10/22	(160,177)
JPY	21,650,151,645	USD	190,799,321	Deutsche Bank AG	03/10/22	(2,607,729)
JPY	30,540,459,825	USD	269,148,185	Deutsche Bank AG	03/10/22	(3,678,553)
USD	51,670,088	INR	3,927,081,704	Citibank N.A.	03/10/22	(757,759)
EUR	56,541,278	USD	64,921,543	Bank of America N.A.	03/16/22	(1,341,366)
EUR	56,627,932	USD	63,817,697	Citibank N.A.	03/16/22	(140,078)
EUR	86,156,322	USD	98,408,268	Deutsche Bank AG	03/16/22	(1,526,229)
EUR	14,405,814	USD	16,380,023	JPMorgan Chase Bank N.A.	03/16/22	(180,810)
EUR	60,988,738	USD	68,986,801	Morgan Stanley & Co. International PLC	03/16/22	(405,493)
EUR	96,061,791	USD	109,259,720	Morgan Stanley & Co. International PLC	03/16/22	(1,239,068)
USD	5,042,293	EUR	4,485,146	Barclays Bank PLC	03/16/22	(1,215)
USD	68,019,580	EUR	60,508,373	Citibank N.A.	03/16/22	(21,562)
USD	2,084,799	EUR	1,870,757	Goldman Sachs International	03/16/22	(18,851)
USD	33,760,308	EUR	30,287,810	Morgan Stanley & Co. International PLC	03/16/22	(298,073)
EUR	485,154,878	USD	549,491,266	BNP Paribas S.A.	03/17/22	(3,924,486)
JPY	82,392,426,078	USD	725,454,671	JPMorgan Chase Bank N.A.	03/17/22	(9,199,570)
RUB	2,404,959,115	USD	32,051,164	Citibank N.A.	03/17/22	(1,322,182)
USD	119,126,956	CNH	763,842,040	Deutsche Bank AG	03/17/22	(449,105)
USD	15,104,408	INR	1,153,659,600	Barclays Bank PLC	03/17/22	(279,361)
EUR	89,893,757	USD	101,453,015	UBS AG	03/24/22	(347,036)
USD	100,842,794	CNH	646,475,522	HSBC Bank USA N.A.	04/07/22	(235,721)
USD	91,194,913	CNH	584,989,829	UBS AG	04/14/22	(232,951)
CAD	78,955,553	USD	62,998,891	JPMorgan Chase Bank N.A.	04/21/22	(896,123)

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	78,955,553	USD	62,909,082	JPMorgan Chase Bank N.A.	04/21/22	$(806,313)
EUR	43,239,378	USD	48,937,679	JPMorgan Chase Bank N.A.	04/21/22	(267,654)
MXN	1,171,227,000	USD	56,384,763	JPMorgan Chase Bank N.A.	04/21/22	(386,924)
AUD	68,263,508	USD	48,477,808	Morgan Stanley & Co. International PLC	04/28/22	(188,149)
IDR	366,290,258,891	USD	25,410,531	Citibank N.A.	04/28/22	(32,851)

						(49,079,512)

						$(28,316,767)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust.	7,451	02/04/22	USD	460.00	USD	335,228	$532,746
SPDR S&P 500 ETF Trust	2,184	02/04/22	USD	457.00	USD	98,260	279,552
Alcoa Corp.	3,357	02/18/22	USD	65.00	USD	19,038	167,850
Alphabet Inc., Class C	109	02/18/22	USD	3,200.00	USD	29,582	15,260
ARK Innovation ETF	3,182	02/18/22	USD	97.00	USD	24,002	60,458
Devon Energy Corp.	3,357	02/18/22	USD	50.00	USD	16,976	1,091,025
Discovery, Inc., Class A	1,099	02/18/22	USD	30.00	USD	3,067	77,480
Ford Motor Co.	11,420	02/18/22	USD	22.00	USD	23,183	508,190
Freeport-McMoRan, Inc.	10,562	02/18/22	USD	46.00	USD	39,312	89,777
Generac Holdings, Inc.	117	02/18/22	USD	390.00	USD	3,304	4,973
iShares China Large-Cap ETF	24,524	02/18/22	USD	44.00	USD	93,044	85,834
iShares China Large-Cap ETF	20,637	02/18/22	USD	39.00	USD	78,297	1,176,309
Lloyds Banking Group PLC	44,328	02/18/22	GBP	0.54	GBP	22,629	298,084
Micron Technology, Inc.	1,542	02/18/22	USD	90.00	USD	12,686	115,650
Microsoft Corp.	1,697	02/18/22	USD	340.00	USD	52,773	72,971
Microsoft Corp.	860	02/18/22	USD	350.00	USD	26,744	12,900
Shell plc	10,554	02/18/22	EUR	23.00	EUR	23,820	895,196
Societe Generale SA	3,927	02/18/22	EUR	33.00	EUR	12,835	216,178
SPDR S&P 500 ETF Trust	6,761	02/18/22	USD	480.00	USD	304,184	212,971
Xerox Holdings Corp.	678	02/18/22	USD	25.00	USD	1,431	6,780
Barclays PLC	3,575	03/18/22	GBP	2.30	GBP	7,051	120,200
Crowdstrike Holdings, Inc., Class A	846	03/18/22	USD	200.00	USD	15,282	666,225
DexCom, Inc.	250	03/18/22	USD	600.00	USD	10,762	71,250
DexCom, Inc.	305	03/18/22	USD	440.00	USD	13,130	793,000
Diamondback Energy, Inc.	2,013	03/18/22	USD	135.00	USD	25,396	1,298,385
Ford Motor Co.	6,848	03/18/22	USD	25.00	USD	13,901	188,320
McDonald’s Corp.	491	03/18/22	USD	270.00	USD	12,739	105,074
Pioneer Natural Resources Co.	634	03/18/22	USD	210.00	USD	13,878	1,049,270
Shell plc	3,898	03/18/22	EUR	22.00	EUR	8,798	549,591
SPDR S&P 500 ETF Trust	3,650	03/31/22	USD	500.00	USD	164,217	164,250
Alcoa Corp.	1,818	04/14/22	USD	65.00	USD	10,310	499,950
Amazon.com, Inc.	44	04/14/22	USD	3,000.00	USD	13,162	749,760
Apple, Inc.	774	04/14/22	USD	165.00	USD	13,528	1,145,520
Autodesk, Inc.	527	04/14/22	USD	250.00	USD	13,164	960,457
BP PLC	17,091	04/14/22	USD	32.00	USD	52,845	2,264,557
Coinbase Global, Inc., Class A	665	04/14/22	USD	200.00	USD	12,645	1,323,350
Comcast Corp., Class A	5,044	04/14/22	USD	52.50	USD	25,215	620,412
Devon Energy Corp.	5,152	04/14/22	USD	50.00	USD	26,054	2,640,400
Devon Energy Corp.	5,152	04/14/22	USD	55.00	USD	26,054	1,610,000
Discovery, Inc., Class A	1,296	04/14/22	USD	42.50	USD	3,617	49,248
Facebook, Inc., Class A	416	04/14/22	USD	320.00	USD	13,032	696,800
General Motors Co.	9,862	04/14/22	USD	60.00	USD	52,002	1,528,610
Hilton Worldwide Holdings, Inc.	809	04/14/22	USD	150.00	USD	11,739	586,525
Home Depot, Inc.	359	04/14/22	USD	365.00	USD	13,175	647,995
JPMorgan Chase & Co.	870	04/14/22	USD	155.00	USD	12,928	339,300
Mastercard, Inc., Class A	359	04/14/22	USD	370.00	USD	13,871	1,097,642
Microsoft Corp.	427	04/14/22	USD	310.00	USD	13,279	698,145

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
NVIDIA Corp.	546	04/14/22	USD	240.00	USD	13,369	$1,351,350
Ovintiv Inc.	3,027	04/14/22	USD	45.00	USD	11,745	537,292
Pfizer, Inc.	2,414	04/14/22	USD	55.00	USD	12,719	528,666
Sabre Corp.	381	04/14/22	USD	13.00	USD	349	7,239
salesforce.com, Inc.	1,377	04/14/22	USD	230.00	USD	32,033	2,306,475
Starbucks Corp.	1,304	04/14/22	USD	100.00	USD	12,821	518,340
Tesla, Inc.	138	04/14/22	USD	950.00	USD	12,927	1,330,320
Twilio, Inc., Class A	672	04/14/22	USD	310.00	USD	13,851	118,272
Visa, Inc., Class A	616	04/14/22	USD	215.00	USD	13,932	1,081,080
Walt Disney Co.	926	04/14/22	USD	140.00	USD	13,239	902,850
Wells Fargo & Co.	2,374	04/14/22	USD	55.00	USD	12,772	574,508
Western Digital Corp.	1,285	04/14/22	USD	80.00	USD	6,649	19,918
Xerox Holdings Corp.	718	04/14/22	USD	30.00	USD	1,516	14,360
CF Industries Holdings, Inc.	3,118	05/20/22	USD	75.00	USD	21,474	1,387,510
ServiceNow, Inc.	610	05/20/22	USD	520.00	USD	35,733	5,944,450
Discovery, Inc., Class A	594	06/17/22	USD	45.00	USD	1,658	32,373
General Motors Co.	4,608	06/17/22	USD	65.00	USD	24,298	764,928
iShares U.S. Home Construction ETF	2,878	07/15/22	USD	80.00	USD	20,322	589,990
Xerox Holdings Corp.	370	07/15/22	USD	30.00	USD	781	5,550

							46,399,891

Put
InvesCo QQQ Trust	641	02/02/22	USD	325.00	USD	23,272	1,603
iShares Russell 2000 ETF	781	02/02/22	USD	182.00	USD	15,717	3,515
iShares Russell 2000 ETF	586	02/02/22	USD	183.00	USD	11,793	2,930
iShares Russell 2000 ETF	553	02/02/22	USD	185.00	USD	11,129	4,148
iShares iBoxx $ High Yield Corporate Bond ETF	553	02/04/22	USD	84.00	USD	4,684	17,696
iShares iBoxx $ High Yield Corporate Bond ETF	553	02/04/22	USD	83.50	USD	4,684	11,890
iShares Russell 2000 ETF	586	02/04/22	USD	180.00	USD	11,793	7,911
SPDR S&P 500 ETF Trust	425	02/04/22	USD	420.00	USD	19,121	9,988
10-Year U.S. Treasury Note Future	2,557	02/18/22	USD	129.50	USD	327,216	4,195,078
10-Year U.S. Treasury Note Future	98	02/18/22	USD	126.00	USD	12,541	7,656
InvesCo QQQ Trust	799	02/18/22	USD	325.00	USD	29,008	117,852
InvesCo QQQ Trust	17,906	02/18/22	USD	335.00	USD	650,077	4,378,017
iShares iBoxx $ High Yield Corporate Bond ETF	390	02/18/22	USD	84.00	USD	3,303	27,885
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,911	02/18/22	USD	126.00	USD	126,623	579,793
iShares Russell 2000 ETF	261	02/18/22	USD	190.00	USD	5,252	65,250
SPDR S&P 500 ETF Trust	17,656	02/18/22	USD	448.00	USD	794,361	14,689,793
Alphabet Inc., Class C	90	03/18/22	USD	2,600.00	USD	24,426	726,300
Amazon.com, Inc.	79	03/18/22	USD	3,000.00	USD	23,633	1,169,002
American Airlines Group, Inc.	860	03/18/22	USD	10.00	USD	1,416	6,450
Apple, Inc.	1,482	03/18/22	USD	160.00	USD	25,902	383,097
Facebook, Inc., Class A	770	03/18/22	USD	300.00	USD	24,121	879,725
iShares iBoxx $ High Yield Corporate Bond ETF	878	03/18/22	USD	82.00	USD	7,437	68,484
iShares iBoxx $ Investment Grade Corporate Bond ETF	8,262	03/18/22	USD	126.00	USD	105,555	1,028,619
iShares Russell 2000 ETF	406	03/18/22	USD	180.00	USD	8,170	110,838
iShares Russell 2000 ETF	310	03/18/22	USD	175.00	USD	6,238	64,170
Microsoft Corp.	807	03/18/22	USD	295.00	USD	25,096	554,812
NVIDIA Corp.	973	03/18/22	USD	245.00	USD	23,825	1,783,022
salesforce.com, Inc.	1,086	03/18/22	USD	220.00	USD	25,264	852,510
Seagate Technology Holdings PLC	254	03/18/22	USD	80.00	USD	2,722	15,240
ServiceNow, Inc.	464	03/18/22	USD	500.00	USD	27,180	468,640
Snap, Inc., Class A	5,477	03/18/22	USD	33.00	USD	17,822	2,218,185
Tesla, Inc.	138	03/18/22	USD	850.00	USD	12,927	617,205
Tesla, Inc.	372	03/18/22	USD	750.00	USD	34,846	733,770
United Airlines Holdings, Inc.	423	03/18/22	USD	25.00	USD	1,814	4,865
Invesco Senior Loan ETF	2,191	04/14/22	USD	20.00	USD	4,816	16,433
Pitney Bowes Inc.	213	04/14/22	USD	6.00	USD	131	12,780

							35,835,152

							$82,235,043

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc.

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
S&P 500 Index	Up-and-out	Citibank N.A.	38,283	06/17/22	USD	4,550.00	USD	4,600.00	USD	174,188	$493,244

Put
USD Currency	One Touch	Citibank N.A.	—	02/21/22	RUB	68.00	RUB	68.00	USD	5,397	15,193
EUR Currency	One Touch	Morgan Stanley & Co. International PLC	—	02/23/22	USD	1.12	USD	1.12	EUR	2,409	1,209,127
USD Currency	One Touch	Bank of America N.A.	—	04/18/22	RUB	66.00	RUB	66.00	USD	4,048	1,935

											1,226,255

											$1,719,499

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

Call
Euro Stoxx 50	Credit Suisse International	8,502	03/18/22	EUR	4,600.00	EUR	35,492	$21,969
LVMH Moet Hennessy Louis Vuitton	Barclays Bank PLC	17,174	03/18/22	EUR	730.00	EUR	12,410	512,984
USD Currency	Citibank N.A.	—	03/29/22	CNH	6.45	USD	129,443	354,933
USD Currency	Citibank N.A.	—	03/29/22	CNH	6.75	USD	129,443	15,533
Devon Energy Corp.	Credit Suisse International	264,081	04/14/22	USD	50.00	USD	13,355	1,353,415
Pioneer Natural Resources Co.	Morgan Stanley & Co. International PLC	411,021	04/14/22	USD	210.00	USD	89,968	7,722,632
Shell PLC, ADR	Citibank N.A.	1,051,572	04/14/22	USD	50.00	USD	53,672	3,100,246
Shell PLC, ADR	Nomura International PLC	837,313	04/14/22	USD	52.50	USD	42,736	1,230,850
Amazon.com, Inc	Citibank N.A.	10,155	06/17/22	USD	4,150.00	USD	30,378	109,674
Essilorluxottica SA	Goldman Sachs International	126,926	06/17/22	EUR	200.00	EUR	21,174	196,535
Euro Stoxx 50	Credit Suisse International	8,502	06/17/22	EUR	4,650.00	EUR	35,492	130,379
Essilorluxottica SA	JPMorgan Chase Bank N.A.	75,988	09/16/22	EUR	200.00	EUR	12,676	237,209

								14,986,359

Put
EUR Currency	Morgan Stanley & Co. International PLC	—	03/08/22	USD	1.12	EUR	338,022	2,549,650
EUR Currency	Bank of America N.A.	—	03/16/22	USD	1.14	EUR	282,706	4,365,820
EUR Currency	BNP Paribas S.A.	—	03/17/22	USD	1.13	EUR	171,678	1,651,946
EUR Currency	Deutsche Bank AG	—	04/13/22	USD	1.13	EUR	408,500	5,930,284

								14,497,700

								$29,484,059

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Credit		Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rating	(a)	Price		Amount (000)	(b)	Value
Put
Bought Protection on 5-Year Credit Default Swap, 12/20/26	1.00%	Quarterly	CDX.NA.IG.37.V1	Quarterly	Deutsche Bank AG	02/16/22	N/R		USD 65.00	USD	40,750		$37,226
Bought Protection on 5-Year Credit Default Swap, 12/20/26	1.00%	Quarterly	CDX.NA.IG.37.V1	Quarterly	Deutsche Bank AG	02/16/22	N/R		USD 67.50	USD	17,965		12,372
Bought Protection on 5-Year Credit Default Swap, 12/20/26	5.00%	Quarterly	CDX.NA.HY.37.V1	Quarterly	JPMorgan Chase Bank N.A.	02/16/22	N/R		USD 104.00	USD	7,620		14,835
Bought Protection on 5-Year Credit Default Swap, 12/20/26	5.00%	Quarterly	CDX.NA.HY.37.V1	Quarterly	Goldman Sachs International	02/16/22	N/R		USD 106.00	USD	10,960		58,190
Sold Protection on 5-Year Credit Default Swap, 12/20/26	5.00%	Quarterly	CDX.NA.HY.37.V1	Quarterly	Bank of America N.A.	02/16/22	N/R		USD 106.00	USD	12,120		64,349
Sold Protection on 5-Year Credit Default Swap, 12/20/26	5.00%	Quarterly	CDX.NA.HY.37.V1	Quarterly	Credit Suisse International	03/16/22	N/R		USD 104.00	USD	12,910		85,827

													$272,799

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
30-Year Interest Rate Swap, 04/16/52	3-Month LIBOR, 0.31%	Quarterly	1.50%	Semi-Annual	Morgan Stanley & Co. International PLC	04/14/22	1.50%	USD	199,910	$936,663
30-Year Interest Rate Swap, 04/22/52	3-Month LIBOR, 0.31%	Quarterly	1.60%	Semi-Annual	Goldman Sachs International	04/20/22	1.60	USD	51,063	420,760
30-Year Interest Rate Swap, 04/22/52	3-Month LIBOR, 0.31%	Quarterly	1.60%	Semi-Annual	Goldman Sachs International	04/20/22	1.60	USD	51,062	420,754
10-Year Interest Rate Swap, 04/23/32	3-Month LIBOR, 0.31%	Quarterly	1.30%	Semi-Annual	Morgan Stanley & Co. International PLC	04/21/22	1.30	USD	108,285	122,896
30-Year Interest Rate Swap, 07/07/52	3-Month LIBOR, 0.31%	Quarterly	1.52%	Semi-Annual	Citibank N.A.	07/05/22	1.52	USD	106,627	1,437,799
30-Year Interest Rate Swap, 07/08/52	3-Month LIBOR, 0.31%	Quarterly	1.55%	Semi-Annual	Deutsche Bank AG	07/06/22	1.55	USD	22,513	334,161
30-Year Interest Rate Swap, 07/08/52	3-Month LIBOR, 0.31%	Quarterly	1.55%	Semi-Annual	Deutsche Bank AG	07/06/22	1.55	USD	22,513	334,161
1-Year Interest Rate Swap, 03/18/24	3-Month LIBOR, 0.31%	Quarterly	0.80%	Semi-Annual	Morgan Stanley & Co. International PLC	03/16/23	0.80	USD	1,362,004	764,153

										4,771,347

Put
10-Year Interest Rate Swap, 03/06/32	1.64%	Semi-Annual	1-Day SOFR, 0.05%	Quarterly	Morgan Stanley & Co. International PLC	03/04/22	1.64	USD	212,080	1,818,672

										$6,590,019

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
SPDR S&P 500 ETF Trust	7,451	02/04/22	USD 467.00	USD 335,228	$(115,491)
Alcoa Corp.	3,357	02/18/22	USD 75.00	USD 19,038	(13,428)
Alphabet Inc., Class C	109	02/18/22	USD 3,400.00	USD 29,582	(3,815)
ARK Innovation ETF	3,182	02/18/22	USD 108.00	USD 24,002	(17,501)

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Capital One Financial Corp.	2,216	02/18/22	USD	155.00	USD	32,515	$(238,220)
D.R. Horton, Inc.	3,528	02/18/22	USD	115.00	USD	31,477	(132,300)
Devon Energy Corp.	3,357	02/18/22	USD	60.00	USD	16,976	(166,172)
Discovery, Inc., Class A	1,099	02/18/22	USD	35.00	USD	3,067	(23,629)
Ford Motor Co.	11,420	02/18/22	USD	27.00	USD	23,183	(51,390)
Home Depot, Inc.	1,208	02/18/22	USD	440.00	USD	44,331	(12,080)
iShares China Large-Cap ETF	24,524	02/18/22	USD	48.00	USD	93,044	(24,524)
iShares China Large-Cap ETF	20,637	02/18/22	USD	42.00	USD	78,297	(154,778)
Marsh & McLennan Cos., Inc.	2,278	02/18/22	USD	180.00	USD	34,999	(170,850)
McDonald’s Corp.	1,532	02/18/22	USD	280.00	USD	39,748	(27,576)
Micron Technology, Inc.	1,542	02/18/22	USD	105.00	USD	12,686	(9,252)
Micron Technology, Inc.	1,533	02/18/22	USD	100.00	USD	12,612	(17,630)
Microsoft Corp.	2,545	02/18/22	USD	365.00	USD	79,144	(10,180)
Microsoft Corp.	1,290	02/18/22	USD	380.00	USD	40,116	(9,030)
NVIDIA Corp.	983	02/18/22	USD	350.00	USD	24,070	(17,694)
Abbott Laboratories	1,364	02/25/22	USD	146.00	USD	17,386	(70,928)
Alphabet Inc., Class C	90	03/18/22	USD	3,050.00	USD	24,426	(176,850)
Amazon.com, Inc.	79	03/18/22	USD	3,500.00	USD	23,633	(111,193)
Apple, Inc.	1,482	03/18/22	USD	190.00	USD	25,902	(220,077)
BP PLC	2,558	03/18/22	USD	34.00	USD	7,909	(115,110)
ConocoPhillips	1,561	03/18/22	USD	95.00	USD	13,834	(305,956)
Crowdstrike Holdings, Inc., Class A	846	03/18/22	USD	250.00	USD	15,282	(84,177)
Devon Energy Corp.	3,404	03/18/22	USD	60.00	USD	17,214	(428,904)
DexCom, Inc.	375	03/18/22	USD	680.00	USD	16,143	(180,000)
DexCom, Inc.	305	03/18/22	USD	490.00	USD	13,130	(321,775)
EQT Corp.	11,702	03/18/22	USD	23.00	USD	24,867	(1,199,455)
Exxon Mobil Corp.	1,180	03/18/22	USD	80.00	USD	8,963	(158,120)
Facebook, Inc., Class A	770	03/18/22	USD	370.00	USD	24,121	(115,500)
Ford Motor Co.	13,696	03/18/22	USD	29.00	USD	27,803	(102,720)
McDonald’s Corp.	491	03/18/22	USD	290.00	USD	12,739	(13,257)
Micron Technology, Inc.	767	03/18/22	USD	105.00	USD	6,310	(24,161)
Microsoft Corp.	807	03/18/22	USD	350.00	USD	25,096	(109,349)
NextEra Energy, Inc.	6,330	03/18/22	USD	100.00	USD	49,450	(31,650)
NVIDIA Corp.	973	03/18/22	USD	290.00	USD	23,825	(442,715)
Pioneer Natural Resources Co.	634	03/18/22	USD	235.00	USD	13,878	(336,020)
Pioneer Natural Resources Co.	1,164	03/18/22	USD	240.00	USD	25,479	(436,500)
salesforce.com, Inc.	1,086	03/18/22	USD	260.00	USD	25,264	(358,380)
ServiceNow, Inc.	464	03/18/22	USD	620.00	USD	27,180	(1,030,080)
Shell plc	3,898	03/18/22	EUR	25.00	EUR	8,798	(116,049)
Tesla, Inc.	138	03/18/22	USD	1,225.00	USD	12,927	(163,185)
UnitedHealth Group, Inc.	329	03/18/22	USD	530.00	USD	15,548	(41,454)
Valero Energy Corp.	2,448	03/18/22	USD	90.00	USD	20,311	(348,840)
Alcoa Corp.	1,818	04/14/22	USD	85.00	USD	10,310	(61,812)
Amazon.com, Inc.	44	04/14/22	USD	3,300.00	USD	13,162	(260,810)
Apple, Inc.	774	04/14/22	USD	185.00	USD	13,528	(330,885)
Autodesk, Inc.	527	04/14/22	USD	280.00	USD	13,164	(363,630)
BP PLC	3,741	04/14/22	USD	35.00	USD	11,567	(194,532)
Coinbase Global, Inc., Class A	665	04/14/22	USD	225.00	USD	12,645	(781,375)
Comcast Corp., Class A	5,044	04/14/22	USD	60.00	USD	25,215	(73,138)
ConocoPhillips	2,852	04/14/22	USD	100.00	USD	25,274	(489,118)
Facebook, Inc., Class A	416	04/14/22	USD	360.00	USD	13,032	(179,920)
General Motors Co.	9,862	04/14/22	USD	70.00	USD	52,002	(315,584)
Home Depot, Inc.	359	04/14/22	USD	400.00	USD	13,175	(183,987)
JPMorgan Chase & Co.	870	04/14/22	USD	170.00	USD	12,928	(70,905)
Mastercard, Inc., Class A	359	04/14/22	USD	415.00	USD	13,871	(327,587)
Microsoft Corp.	427	04/14/22	USD	340.00	USD	13,279	(197,487)
NVIDIA Corp.	546	04/14/22	USD	270.00	USD	13,369	(671,580)
Pfizer, Inc.	2,414	04/14/22	USD	60.00	USD	12,719	(232,951)
salesforce.com, Inc.	1,377	04/14/22	USD	260.00	USD	32,033	(695,385)
Starbucks Corp.	1,304	04/14/22	USD	110.00	USD	12,821	(150,612)
Tesla, Inc.	138	04/14/22	USD	1,100.00	USD	12,927	(631,005)
Twilio, Inc., Class A	672	04/14/22	USD	390.00	USD	13,851	(24,528)

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Visa, Inc., Class A	616	04/14/22	USD	235.00	USD	13,932	$(408,100)
Walt Disney Co.	926	04/14/22	USD	155.00	USD	13,239	(312,525)
Wells Fargo & Co.	2,374	04/14/22	USD	60.00	USD	12,772	(208,912)
CF Industries Holdings, Inc.	3,118	05/20/22	USD	90.00	USD	21,474	(428,725)
ServiceNow, Inc.	610	05/20/22	USD	620.00	USD	35,733	(2,552,850)
General Motors Co.	4,608	06/17/22	USD	80.00	USD	24,298	(149,760)

							(18,555,648)

Put iShares Russell 2000 ETF	553	02/02/22	USD	165.00	USD	11,129	(1,106)
iShares iBoxx $ High Yield Corporate Bond ETF	553	02/04/22	USD	81.00	USD	4,684	(3,318)
iShares Russell 2000 ETF	586	02/04/22	USD	160.00	USD	11,793	(1,172)
SPDR S&P 500 ETF Trust	425	02/04/22	USD	400.00	USD	19,121	(2,338)
SPDR S&P 500 ETF Trust	2,184	02/04/22	USD	408.00	USD	98,260	(16,380)
10-Year U.S. Treasury Note Future	1,277	02/18/22	USD	127.50	USD	163,416	(518,781)
10-Year U.S. Treasury Note Future	3,836	02/18/22	USD	126.50	USD	490,888	(539,437)
Alphabet Inc., Class C	109	02/18/22	USD	2,700.00	USD	29,582	(925,955)
Delphi Automotive PLC	843	02/18/22	USD	155.00	USD	11,514	(1,555,335)
Generac Holdings, Inc.	117	02/18/22	USD	300.00	USD	3,304	(290,745)
InvesCo QQQ Trust	17,906	02/18/22	USD	305.00	USD	650,077	(1,011,689)
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,911	02/18/22	USD	123.00	USD	126,623	(203,175)
Live Nation Entertainment, Inc.	1,264	02/18/22	USD	85.00	USD	13,842	(50,560)
Micron Technology, Inc.	1,542	02/18/22	USD	72.50	USD	12,686	(104,085)
salesforce.com, Inc.	1,470	02/18/22	USD	230.00	USD	34,197	(907,725)
Shell plc	10,554	02/18/22	EUR	21.00	EUR	23,820	(539,489)
SPDR S&P 500 ETF Trust	28,734	02/18/22	USD	425.00	USD	1,292,771	(8,419,062)
Twilio, Inc., Class A	517	02/18/22	USD	200.00	USD	10,656	(643,665)
Alibaba Group Holding Ltd.	1,496	03/18/22	USD	115.00	USD	18,818	(789,140)
Alphabet Inc., Class C	90	03/18/22	USD	2,300.00	USD	24,426	(189,900)
Amazon.com, Inc.	79	03/18/22	USD	2,600.00	USD	23,633	(272,352)
Apple, Inc.	1,482	03/18/22	USD	140.00	USD	25,902	(93,366)
Autodesk, Inc.	797	03/18/22	USD	220.00	USD	19,908	(486,170)
Barclays PLC	3,575	03/18/22	GBP	1.90	GBP	7,051	(390,651)
DexCom, Inc.	256	03/18/22	USD	580.00	USD	11,020	(3,877,120)
DexCom, Inc.	305	03/18/22	USD	350.00	USD	13,130	(211,975)
Facebook, Inc., Class A	770	03/18/22	USD	270.00	USD	24,121	(325,325)
iShares iBoxx $ High Yield Corporate Bond ETF	878	03/18/22	USD	77.00	USD	7,437	(26,779)
iShares iBoxx $ Investment Grade Corporate Bond ETF	8,262	03/18/22	USD	123.00	USD	105,555	(499,851)
McDonald’s Corp.	491	03/18/22	USD	210.00	USD	12,739	(34,125)
Microsoft Corp.	807	03/18/22	USD	260.00	USD	25,096	(160,190)
NVIDIA Corp.	973	03/18/22	USD	210.00	USD	23,825	(605,692)
Pioneer Natural Resources Co.	317	03/18/22	USD	170.00	USD	6,939	(84,798)
salesforce.com, Inc.	1,086	03/18/22	USD	185.00	USD	25,264	(203,625)
ServiceNow, Inc.	464	03/18/22	USD	430.00	USD	27,180	(169,360)
Shell plc	3,898	03/18/22	EUR	19.00	EUR	8,798	(98,532)
Snap, Inc., Class A	5,477	03/18/22	USD	27.00	USD	17,822	(911,920)
Tesla, Inc.	372	03/18/22	USD	675.00	USD	34,846	(366,420)
UnitedHealth Group, Inc.	329	03/18/22	USD	430.00	USD	15,548	(174,370)
SPDR S&P 500 ETF Trust	3,650	03/31/22	USD	405.00	USD	164,217	(1,888,875)
Amazon.com, Inc.	44	04/14/22	USD	2,400.00	USD	13,162	(115,500)
Apple, Inc.	774	04/14/22	USD	135.00	USD	13,528	(66,951)
Autodesk, Inc.	527	04/14/22	USD	195.00	USD	13,164	(209,482)
BP PLC	18,061	04/14/22	USD	24.00	USD	55,845	(442,494)
BP PLC	2,113	04/14/22	USD	25.00	USD	6,533	(69,729)
Coinbase Global, Inc., Class A	665	04/14/22	USD	140.00	USD	12,645	(422,275)
Comcast Corp., Class A	5,044	04/14/22	USD	42.50	USD	25,215	(279,942)
Facebook, Inc., Class A	416	04/14/22	USD	250.00	USD	13,032	(146,640)
Home Depot, Inc.	359	04/14/22	USD	300.00	USD	13,175	(104,828)
JPMorgan Chase & Co.	870	04/14/22	USD	125.00	USD	12,928	(139,635)
Mastercard, Inc., Class A	359	04/14/22	USD	300.00	USD	13,871	(86,519)
Microsoft Corp.	427	04/14/22	USD	250.00	USD	13,279	(102,480)
NVIDIA Corp.	546	04/14/22	USD	180.00	USD	13,369	(195,195)

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
Pfizer, Inc.	2,414	04/14/22	USD	45.00	USD	12,719	$(166,566)
salesforce.com, Inc.	977	04/14/22	USD	220.00	USD	22,728	(979,442)
salesforce.com, Inc.	1,377	04/14/22	USD	175.00	USD	32,033	(287,793)
Starbucks Corp.	1,304	04/14/22	USD	80.00	USD	12,821	(125,184)
Tesla, Inc.	138	04/14/22	USD	720.00	USD	12,927	(358,800)
Twilio, Inc., Class A	672	04/14/22	USD	260.00	USD	13,851	(4,119,360)
Visa, Inc., Class A	616	04/14/22	USD	175.00	USD	13,932	(76,692)
Walt Disney Co.	926	04/14/22	USD	115.00	USD	13,239	(120,380)
Wells Fargo & Co.	2,374	04/14/22	USD	45.00	USD	12,772	(172,115)
ServiceNow, Inc.	610	05/20/22	USD	400.00	USD	35,733	(478,850)
iShares U.S. Home Construction ETF	2,878	07/15/22	USD	60.00	USD	20,322	(683,525)

							(37,544,930)

							$(56,100,578)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Barrier Price/Range	Notional Amount (000)	Value

Put
Euro Stoxx 50	Down-and-in	Credit Suisse International	12,753	06/17/22	EUR 3,400.00	EUR 3,000.00	EUR 43,360	$(983,740)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Charter Communications, Inc., Class A	Citibank N.A.	36,000	03/18/22	USD	680.00	USD	21,360	$(93,600)
LVMH Moet Hennessy Louis Vuitton	Barclays Bank PLC	25,775	03/18/22	EUR	800.00	EUR	18,625	(117,570)
USD Currency	Citibank N.A.	—	03/29/22	CNH	6.60	USD	258,886	(122,194)
Devon Energy Corp.	Credit Suisse International	264,081	04/14/22	USD	55.00	USD	13,355	(825,253)
Pioneer Natural Resources Co.	Morgan Stanley & Co. International PLC	411,021	04/14/22	USD	240.00	USD	89,968	(2,828,523)
Shell PLC, ADR	Citibank N.A.	817,109	04/14/22	USD	60.00	USD	41,705	(610,544)
Shell PLC, ADR	Citibank N.A.	234,463	04/14/22	USD	55.00	USD	11,967	(114,887)
Shell PLC, ADR	Nomura International PLC	837,313	04/14/22	USD	57.50	USD	42,736	(334,925)
Essilorluxottica SA	Goldman Sachs International	126,926	06/17/22	EUR	220.00	EUR	21,174	(46,366)
Essilorluxottica SA	JPMorgan Chase Bank N.A.	75,988	09/16/22	EUR	225.00	EUR	12,676	(65,670)

								(5,159,532)

Put
EUR Currency	Morgan Stanley & Co. International PLC	—	03/08/22	USD	1.11	EUR	338,022	(953,556)
EUR Currency	Bank of America N.A.	—	03/16/22	USD	1.12	EUR	282,706	(1,548,967)
EUR Currency	BNP Paribas S.A.	—	03/17/22	USD	1.10	EUR	171,678	(377,450)
Charter Communications, Inc., Class A	Citibank N.A.	36,000	03/18/22	USD	560.00	USD	21,360	(410,400)
LVMH Moet Hennessy Louis Vuitton	Barclays Bank PLC	17,174	03/18/22	EUR	650.00	EUR	12,410	(193,621)
EUR Currency	Deutsche Bank AG	—	04/13/22	USD	1.11	EUR	408,500	(2,031,221)
Devon Energy Corp.	Credit Suisse International	132,041	04/14/22	USD	41.00	USD	6,677	(245,596)
Pioneer Natural Resources Co.	Morgan Stanley & Co. International PLC	411,021	04/14/22	USD	155.00	USD	89,968	(511,471)
Shell PLC, ADR	Citibank N.A.	919,531	04/14/22	USD	40.00	USD	46,933	(873,555)
Amazon.com, Inc.	Citibank N.A.	5,078	06/17/22	USD	2,800.00	USD	15,191	(753,194)
Essilorluxottica SA	Goldman Sachs International	126,926	06/17/22	EUR	160.00	EUR	21,174	(1,316,152)
Essilorluxottica SA	JPMorgan Chase Bank N.A.	75,988	09/16/22	EUR	160.00	EUR	12,676	(1,037,230)
S&P 500 Index	Citibank N.A.	38,283	09/16/22	USD	3,700.00	USD	172,869	(4,084,402)

								(14,336,815)

								$(19,496,347)

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Credit Rating	Exercise Price		Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Put
Bought Protection on 5-Year Credit Default Swap, 12/20/26	CDX.NA.HY.37.V1	Quarterly	5.00%	Quarterly	Bank of America N.A.	02/16/22	N/R	USD	101.00	USD	12,120	$(7,133)
Sold Protection on 5-Year Credit Default Swap, 12/20/26	CDX.NA.IG.37.V1	Quarterly	1.00%	Quarterly	JPMorgan Chase Bank N.A.	02/16/22	N/R	USD	75.00	USD	36,005	(11,549)
Sold Protection on 5-Year Credit Default Swap, 12/20/26	CDX.NA.IG.37.V1	Quarterly	1.00%	Quarterly	Deutsche Bank AG	02/16/22	N/R	USD	80.00	USD	40,750	(8,582)
Bought Protection on 5-Year Credit Default Swap, 12/20/26	CDX.NA.HY.37.V1	Quarterly	5.00%	Quarterly	Credit Suisse International	03/16/22	N/R	USD	98.00	USD	12,910	(20,926)

												$(48,190)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency	Counterparty					Value
Call
1-Year Interest Rate Swap, 03/18/24	0.40%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.40%	USD	1,362,004	$(337,273)
1-Year Interest Rate Swap, 03/18/24	0.60%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.60	USD	1,362,004	(505,508)

										(842,781)

Put
5-Year Interest Rate Swap, 02/09/27	3-Month LIBOR, 0.31%	Quarterly	1.63%	Semi-Annual	Goldman Sachs International	02/07/22	1.63	USD	567,871	(2,348,914)
2-Year Interest Rate Swap, 03/05/24	1-Day SOFR, 0.05%	Quarterly	1.13%	Semi-Annual	Citibank N.A.	03/03/22	1.13	USD	565,551	(1,879,541)
5-Year Interest Rate Swap, 03/05/27	1-Day SOFR, 0.05%	Quarterly	1.56%	Semi-Annual	Citibank N.A.	03/03/22	1.56	USD	282,776	(964,244)
10-Year Interest Rate Swap, 03/06/32	1-Day SOFR, 0.05%	Quarterly	1.84%	Semi-Annual	Morgan Stanley & Co. International PLC	03/04/22	1.84	USD	212,080	(570,683)
2-Year Interest Rate Swap, 03/06/24	1-Day SOFR, 0.05%	Quarterly	1.13%	Semi-Annual	Morgan Stanley & Co. International PLC	03/04/22	1.13	USD	848,322	(2,867,539)
2-Year Interest Rate Swap, 03/18/24	1-Day SOFR, 0.05%	Quarterly	1.08%	Semi-Annual	Goldman Sachs International	03/16/22	1.08	USD	1,144,699	(5,341,980)
5-Year Interest Rate Swap, 06/17/31	3-Month LIBOR, 0.31%	Quarterly	3.04%	Semi-Annual	Barclays Bank PLC	06/15/26	3.04	USD	215,500	(3,187,148)
5-Year Interest Rate Swap, 06/17/31	3-Month LIBOR, 0.31%	Quarterly	3.04%	Semi-Annual	Barclays Bank PLC	06/15/26	3.04	USD	215,505	(3,187,214)
5-Year Interest Rate Swap, 07/02/31	3-Month LIBOR, 0.31%	Quarterly	3.04%	Semi-Annual	Morgan Stanley & Co. International PLC	06/30/26	3.04	USD	197,160	(2,934,074)

										(23,281,337)

										$(24,124,118)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	USD	885,749	$(14,144,436)	$(11,396,635)	$(2,747,801)
CDX.NA.IG.36.V1	1.00	Quarterly	06/20/26	USD	122,953	(2,533,032)	(2,191,791)	(341,241)
AVIS Budget Car Rental LLC	5.00	Quarterly	12/20/26	USD	12,271	(1,128,556)	(1,727,769)	599,213
CDX.NA.HY.37.V1	5.00	Quarterly	12/20/26	USD	143,592	(10,766,743)	(12,539,202)	1,772,459
ITRAXX.XO.36.V1	5.00	Quarterly	12/20/26	EUR	27,315	(3,062,540)	(2,809,164)	(253,376)

						$(31,635,307)	$(30,664,561)	$(970,746)

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.XO.34.V2	5.00%	Quarterly	12/20/25	CCC+	EUR 70,879	$8,280,338	$4,889,265	$3,391,073
ITRAXX.XO.35.V1	5.00	Quarterly	06/20/26	B-	EUR 52,175	5,905,566	6,856,638	(951,072)

						$14,185,904	$11,745,903	$2,440,001

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

1.06%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		03/27/22	USD	1,037,451	$(4,958,180)	$622	$(4,958,802)
0.88%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		08/17/22	USD	577,868	(3,078,405)	1,238	(3,079,643)
1-Month MXIBOR, 5.74%	Monthly	4.42%	Monthly	N/A		02/28/23	MXN	958,091	(1,376,568)	191	(1,376,759)
1-Month MXIBOR, 5.74%	Monthly	4.50%	Monthly	N/A		03/03/23	MXN	957,790	(1,342,182)	192	(1,342,374)
1-Month MXIBOR, 5.74%	Monthly	4.68%	Monthly	N/A		02/27/24	MXN	679,790	(1,815,751)	176	(1,815,927)
1-Month MXIBOR, 5.74%	Monthly	4.86%	Monthly	N/A		03/01/24	MXN	679,790	(1,703,826)	176	(1,704,002)
0.40%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		03/08/24	USD	861,070	15,833,893	4,772	15,829,121
0.53%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	06/06/22	(a)	06/06/24	USD	204,209	4,259,211	1,593	4,257,618
0.57%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		06/28/24	USD	198,258	3,916,556	1,997	3,914,559
0.51%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		07/13/24	USD	183,279	4,046,784	1,855	4,044,929
0.55%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		07/16/24	USD	276,663	5,875,713	2,810	5,872,903
0.55%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		07/20/24	USD	183,295	3,921,272	1,870	3,919,402
0.55%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		07/20/24	USD	91,648	1,957,244	935	1,956,309
0.49%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		07/23/24	USD	179,650	4,107,833	1,614	4,106,219
0.49%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		07/23/24	USD	179,650	4,121,083	1,614	4,119,469
0.56%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		08/12/24	USD	275,151	5,487,112	2,530	5,484,582
0.57%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		08/13/24	USD	179,189	3,518,344	1,647	3,516,697
0.57%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		08/27/24	USD	90,341	1,842,279	843	1,841,436
0.57%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		08/27/24	USD	90,341	1,835,598	843	1,834,755
0.57%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		08/27/24	USD	89,438	1,813,275	835	1,812,440
0.57%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		08/27/24	USD	90,793	1,836,182	847	1,835,335
0.57%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		08/27/24	USD	90,793	1,831,080	847	1,830,233
1.60%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		01/24/25	USD	413,546	(1,098,479)	6,536	(1,105,015)
0.35%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		08/27/25	USD	156,818	6,563,326	1,391	6,561,935
3-Month LIBOR, 0.31%	Quarterly	0.37%	Semi-Annual	N/A		10/29/25	USD	453,717	(19,988,139)	4,270	(19,992,409)
3-Month LIBOR, 0.31%	Quarterly	0.46%	Semi-Annual	N/A		11/23/25	USD	125,902	(5,325,496)	1,206	(5,326,702)
3-Month LIBOR, 0.31%	Quarterly	0.39%	Semi-Annual	N/A		02/10/26	USD	317,693	(14,989,065)	3,196	(14,992,261)
0.68%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		02/19/26	USD	158,475	5,483,343	1,607	5,481,736
0.70%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		02/22/26	USD	43,310	1,471,247	439	1,470,808
3-Month LIBOR, 0.31%	Quarterly	0.83%	Semi-Annual	N/A		03/08/26	USD	528,370	(15,188,593)	5,411	(15,194,004)
0.60%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		04/08/26	USD	749,954	30,307,536	7,902	30,299,634
0.62%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		04/08/26	USD	308,805	12,209,148	3,254	12,205,894
3-Month LIBOR, 0.31%	Quarterly	0.85%	Semi-Annual	N/A		04/08/26	USD	749,954	(22,098,180)	7,902	(22,106,082)
3-Month LIBOR, 0.31%	Quarterly	0.87%	Semi-Annual	N/A		04/08/26	USD	308,805	(8,828,824)	3,254	(8,832,078)
0.63%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		05/26/26	USD	731,604	30,637,349	7,955	30,629,394
0.64%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		05/27/26	USD	1,109,322	46,028,911	12,079	46,016,832
0.85%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		05/27/26	USD	369,774	11,953,837	4,026	11,949,811
3-Month LIBOR, 0.31%	Quarterly	0.98%	Semi-Annual	N/A		06/28/26	USD	118,955	(3,369,708)	1,320	(3,371,028)
3-Month LIBOR, 0.31%	Quarterly	0.87%	Semi-Annual	N/A		07/13/26	USD	108,004	(3,612,198)	1,192	(3,613,390)
1-Month MXIBOR, 5.74%	Monthly	6.48%	Monthly	N/A		08/12/26	MXN	580,343	(1,067,843)	328	(1,068,171)
1-Month MXIBOR, 5.74%	Monthly	6.43%	Monthly	N/A		08/13/26	MXN	801,213	(1,552,669)	452	(1,553,121)
1-Month MXIBOR, 5.74%	Monthly	6.47%	Monthly	N/A		08/13/26	MXN	796,887	(1,486,935)	450	(1,487,385)
1-Month MXIBOR, 5.74%	Monthly	6.42%	Monthly	N/A		08/14/26	MXN	649,632	(1,275,947)	364	(1,276,311)
1-Month MXIBOR, 5.74%	Monthly	6.44%	Monthly	N/A		08/14/26	MXN	394,136	(755,219)	222	(755,441)
1-Month MXIBOR, 5.74%	Monthly	6.42%	Monthly	N/A		08/17/26	MXN	585,216	(1,146,867)	325	(1,147,192)
0.94%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		10/14/26	USD	62,843	1,932,320	732	1,931,588
1.17%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		10/14/26	USD	98,474	1,954,536	1,159	1,953,377
1.15%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		11/10/26	USD	263,554	5,883,834	3,150	5,880,684

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

3-Month LIBOR, 0.31%	Quarterly	1.39%	Semi-Annual	N/A		01/07/27	USD	414,659	$(5,620,530)	$3,770	$(5,624,300)
3-Month LIBOR, 0.31%	Quarterly	1.42%	Semi-Annual	N/A		01/10/27	USD	168,847	(2,071,692)	1,538	(2,073,230)
3-Month LIBOR, 0.31%	Quarterly	1.47%	Semi-Annual	N/A		01/14/27	USD	61,546	(617,890)	562	(618,452)
0.69%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		06/23/30	USD	49,810	4,491,430	748	4,490,682
3-Month LIBOR, 0.31%	Quarterly	1.08%	Semi-Annual	N/A		08/17/30	USD	115,494	(6,561,061)	1,790	(6,562,851)
3-Month LIBOR, 0.31%	Quarterly	0.64%	Semi-Annual	N/A		08/21/30	USD	54,006	(5,091,573)	838	(5,092,411)
3-Month LIBOR, 0.31%	Quarterly	0.68%	Semi-Annual	N/A		09/14/30	USD	20,212	(1,868,296)	315	(1,868,611)
3-Month LIBOR, 0.31%	Quarterly	0.66%	Semi-Annual	N/A		09/25/30	USD	30,500	(2,873,137)	478	(2,873,615)
0.71%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		09/25/30	USD	30,500	2,745,732	478	2,745,254
3-Month LIBOR, 0.31%	Quarterly	0.69%	Semi-Annual	N/A		09/29/30	USD	24,400	(2,235,044)	383	(2,235,427)
0.76%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		09/29/30	USD	24,400	2,088,738	383	2,088,355
0.81%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		11/23/30	USD	83,002	7,042,567	1,348	7,041,219
1.17%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		02/04/31	USD	55,705	2,925,775	918	2,924,857
1.20%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		02/05/31	USD	32,825	1,660,353	541	1,659,812
3-Month LIBOR, 0.31%	Quarterly	1.40%	Semi-Annual	N/A		04/07/31	USD	243,174	(8,622,096)	4,121	(8,626,217)
3-Month LIBOR, 0.31%	Quarterly	1.42%	Semi-Annual	N/A		04/08/31	USD	140,053	(4,724,148)	2,374	(4,726,522)
1.57%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		05/27/31	USD	93,889	2,212,684	1,614	2,211,070
1.54%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		05/28/31	USD	16,655	435,579	287	435,292
2.18%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	06/17/26	(a)	06/17/31	USD	142,235	(651,280)	2,212	(653,492)
2.18%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	06/17/26	(a)	06/17/31	USD	144,380	(653,023)	2,246	(655,269)
2.16%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	06/18/26	(a)	06/18/31	USD	144,390	(540,982)	2,246	(543,228)
1.99%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	07/02/26	(a)	07/02/31	USD	59,148	236,371	920	235,451
1.99%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	07/02/26	(a)	07/02/31	USD	138,012	526,833	2,147	524,686
0.02%	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	N/A		08/26/31	EUR	103,788	4,382,320	2,249	4,380,071
1.40%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		10/12/31	USD	80,420	3,143,364	1,407	3,141,957
1.38%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		10/14/31	USD	48,996	1,995,587	857	1,994,730
1.38%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		10/14/31	USD	71,270	2,922,651	1,247	2,921,404
3-Month LIBOR, 0.31%	Quarterly	1.59%	Semi-Annual	N/A		10/14/31	USD	370,668	(7,964,038)	6,573	(7,970,611)
3-Month LIBOR, 0.31%	Quarterly	1.62%	Semi-Annual	N/A		11/19/31	USD	252,639	(5,318,496)	4,522	(5,323,018)
1.44%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		11/26/31	USD	43,141	1,634,551	763	1,633,788
1.41%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		11/30/31	USD	29,881	1,220,228	529	1,219,699
3-Month LIBOR, 0.31%	Quarterly	1.76%	Semi-Annual	N/A		01/28/32	USD	387,441	(4,567,716)	6,255	(4,573,971)
1.70%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		11/26/41	USD	23,149	1,143,270	675	1,142,595
0.89%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		07/02/50	USD	37,022	9,045,176	1,153	9,044,023
0.88%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		07/21/50	USD	24,341	6,016,539	772	6,015,767
3-Month LIBOR, 0.31%	Quarterly	1.08%	Semi-Annual	N/A		09/28/50	USD	12,366	(2,453,475)	394	(2,453,869)
3-Month LIBOR, 0.31%	Quarterly	1.08%	Semi-Annual	N/A		09/28/50	USD	53,050	(10,586,462)	1,689	(10,588,151)
3-Month LIBOR, 0.31%	Quarterly	1.07%	Semi-Annual	N/A		10/21/50	USD	36,511	(7,359,023)	1,190	(7,360,213)
1.27%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		10/23/50	USD	77,818	12,121,698	2,538	12,119,160
3-Month LIBOR, 0.31%	Quarterly	0.97%	Semi-Annual	N/A		10/28/50	USD	29,589	(6,651,556)	945	(6,652,501)
1.17%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		10/28/50	USD	30,946	5,535,583	1,009	5,534,574
0.98%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		10/29/50	USD	89,637	19,944,998	2,924	19,942,074
1.30%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		11/19/50	USD	69,157	10,393,827	2,260	10,391,567
1.22%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		11/27/50	USD	30,946	5,230,467	1,012	5,229,455
1.45%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		12/11/50	USD	23,045	2,692,434	755	2,691,679
3-Month LIBOR, 0.31%	Quarterly	1.20%	Semi-Annual	N/A		12/22/50	USD	119,778	(20,893,555)	3,928	(20,897,483)
1.27%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		12/30/50	USD	30,946	4,906,435	1,015	4,905,420
1.45%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		01/07/51	USD	75,484	8,977,599	2,453	8,975,146
1.52%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		01/08/51	USD	25,851	2,633,885	840	2,633,045
1.63%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		01/25/51	USD	55,179	4,330,576	1,796	4,328,780
1.48%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		01/28/51	USD	97,002	10,845,995	3,158	10,842,837
1.58%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		02/01/51	USD	56,803	4,704,801	1,850	4,702,951
1.66%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		02/04/51	USD	31,709	1,999,765	1,033	1,998,732
1.68%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		02/05/51	USD	32,825	1,918,498	1,070	1,917,428
0.89%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		02/10/51	USD	57,762	14,074,062	1,883	14,072,179
3-Month LIBOR, 0.31%	Quarterly	1.24%	Semi-Annual	N/A		02/10/51	USD	86,644	(14,030,528)	2,825	(14,033,353)
1.91%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		02/22/51	USD	12,870	64,687	420	64,267
2.01%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		05/27/51	USD	48,563	(633,276)	1,616	(634,892)
1.97%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		05/28/51	USD	7,995	(36,316)	266	(36,582)
2.04%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		06/07/51	USD	15,155	(280,084)	504	(280,588)
3-Month LIBOR, 0.31%	Quarterly	1.83%	Semi-Annual	N/A		06/22/51	USD	32,768	(1,002,418)	1,092	(1,003,510)

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

1.63%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A	08/23/51	USD 11,567	$832,154	$379	$831,775
1.85%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A	10/15/51	USD 16,088	341,774	537	341,237
1.82%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A	10/18/51	USD 25,039	712,377	836	711,541
3-Month LIBOR, 0.31%	Quarterly	1.84%	Semi-Annual	N/A	11/08/51	USD 27,167	(713,432)	909	(714,341)
1.71%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A	11/30/51	USD 10,942	631,946	361	631,585
1.96%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A	01/21/52	USD 107,698	8,224	3,360	4,864

							$148,720,178	$216,275	$148,503,903

(a)	Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Bombardier, Inc	5.00%	Quarterly	Barclays Bank PLC	06/20/23	USD 8,698	$(312,209)	$674,947	$(987,156)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Trust Fibra Uno.	1.00%	Quarterly	Citibank N.A.	06/20/26	N/R	USD 3,889	$(267,804)	$(380,886)	$113,082
Trust Fibra Uno.	1.00	Quarterly	Citibank N.A.	06/20/26	N/R	USD 687	(47,309)	(67,415)	20,106

							$(315,113)	$(448,301)	$133,188

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

1-Day BZDIOVER, 0.03%	Monthly	9.39%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL 289,615	$(2,102,119)	$—	$(2,102,119)
1-Day BZDIOVER, 0.03%	Monthly	9.42%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL 315,948	(2,237,518)	—	(2,237,518)
1-Day BZDIOVER, 0.03%	Monthly	9.54%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL 314,783	(2,006,560)	—	(2,006,560)

								$(6,346,197)	$—	$(6,346,197)

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation Depreciation
Rate/Reference	Frequency	Rate/Reference	Frequency

Snap, Inc., Class A	Monthly	1-Day SOFR minus 0.18%, 0.05%	Monthly	BNP Paribas S.A.	N/A	03/16/22	USD 4,965	$1,322,970	$—	$1,322,970
Snap Inc., Class A	Monthly	1-Day SOFR minus 0.25%, 0.05%	Monthly	BNP Paribas S.A.	N/A	03/17/22	USD 13,639	3,838,683	—	3,838,683

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation Depreciation
Rate/Reference	Frequency	Rate/Reference	Frequency

3-Month LIBOR, 0.31%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Goldman Sachs International	N/A	03/20/22	USD	20,699	$(19,089)	$(6,187)	$(12,902)
3-Month LIBOR, 0.31%	Monthly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	03/20/22	USD	13,799	(31,472)	(4,124)	(27,348)
iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	1-Day SOFR minus 1.85%, 0.05%	Monthly	Citibank N.A.	N/A	04/11/22	USD	41,836	441,002	—	441,002
iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	1-Day SOFR minus 2.25%, 0.05%	Monthly	Citibank N.A.	N/A	04/19/22	USD	15,761	164,117	—	164,117
iShares iBoxx $ Investment Grade Corporate Bond ETF	Monthly	1-Day SOFR minus 0.60%, 0.05%	Monthly	Citibank N.A.	N/A	04/19/22	USD	30,651	88,958	—	88,958
iShares iBoxx $ Investment Grade Corporate Bond ETF	Monthly	1-Day SOFR minus 0.60%, 0.05%	Monthly	Citibank N.A.	N/A	04/21/22	USD	15,231	134,839	—	134,839
Universal Health Service Inc.	Quarterly	1-Day SOFR minus 0.08%, 0.05%	Quarterly	BNP Paribas S.A.	N/A	06/10/22	USD	2,507	(43,238)	—	(43,238)
3-Month LIBOR, 0.31%	Monthly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Goldman Sachs International	N/A	06/20/22	USD	20,699	(30,761)	(5,752)	(25,009)
3-Month LIBOR, 0.31%	Monthly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	06/20/22	USD	13,799	(20,508)	(3,835)	(16,673)

									$5,845,501	$(19,898)	$5,865,399

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Short	Monthly	Citibank N.A.(b)	02/24/23 – 02/27/23	$(56,559,897)	$(278,307	)(c)	$(56,715,124)	0.2%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/23	(89,763,922)	4,179,766	(e)	(85,431,779)	0.4

					$3,901,459		$(142,146,903)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(123,080) of net dividends and financing fees.
(e)	Amount includes $(152,377) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	18-110 basis points	15-129 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc.

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates February 24, 2023 and February 27, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Brazil
Suzano SA	(163,541)	$(1,823,248)	3.2%

China
Baidu Inc., ADR, Class A	(18,126)	(2,895,447)	5.1
Bilibili American Depositary Share	(42,352)	(1,494,602)	2.6
China Conch Venture Holdings Ltd.	(434,500)	(2,065,473)	3.6
China Vanke Co., Ltd.	(1,048,500)	(2,710,632)	4.8
KE Holdings, Inc., ADR	(90,369)	(1,969,141)	3.5
Kingsoft Cloud Holdings Ltd.	(136,435)	(1,152,876)	2.0
Longfor Group Holdings Ltd.	(587,000)	(3,521,310)	6.2
Microport Scientific Corp.	(220,700)	(636,117)	1.1
Xinyi Solar Holdings Ltd.	(300,000)	(481,280)	0.9

		(16,926,878)

Comoros
China Longyuan Power Group Corp. Ltd.	(420,000)	(856,921)	1.5
Sunny Optical Tech	(94,700)	(2,444,923)	4.3

		(3,301,844)

Finland
Sampo Oyj	(25,858)	(1,283,405)	2.3

Germany
Commerzbank AG	(410,573)	(3,545,422)	6.3

Japan
Open House Co., Ltd.	(24,700)	(1,278,798)	2.3

Norway
Norwegian Cruise Line Holding	(66,402)	(1,383,154)	2.4

Singapore
Singapore Airlines Ltd.	(460,400)	(1,717,340)	3.0

South Korea
Celltrion Healthcare Co., Ltd.	(57,376)	(3,031,427)	5.3

Spain
Ferrovial Sa	(34,339)	(954,231)	1.7

Sweden
Evolution AB	(9,259)	(1,151,978)	2.0
Fastighets AB Balder, B Shares	(19,923)	(1,319,875)	2.3
Sagax AB	(28,489)	(831,599)	1.5
Sweco AB, B Shares	(51,032)	(717,388)	1.3
		(4,020,840)

United Kingdom
Bt Group PLC	(241,927)	(640,785)	1.1
Just Eat Takeaway	(34,705)	(1,713,762)	3.0
Prudential PLC	(23,306)	(392,840)	0.7
Rolls Royce Holdings PLC	(1,360,728)	(2,132,914)	3.8
SSE PLC	(54,841)	(1,179,960)	2.1
Tesco PLC	(365,942)	(1,469,869)	2.6

		(7,530,130)

United States
American International Group	(28,877)	(1,667,647)	2.9
Cooper Cos. Inc./the	(1,499)	(597,052)	1.1

Security	Shares	Value	% of Basket Value

United States (continued)
Etsy Inc.	(5,814)	$(913,263)	1.6%
Martin Marietta Materials	(2,532)	(985,252)	1.7
Wabtec Corp.	(46,329)	(4,118,648)	7.3

		(8,281,862)

Common Stocks

China
Rlx Technology American Depositary	(312,410)	(1,046,573)	1.9

Germany
Hellofresh SE	(8,861)	(589,972)	1.0

Net Value of Reference Entity — Citibank N.A		$(56,715,124)

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Australia
Crown Resorts Ltd.	(125,001)	$(1,077,021)	1.3%
Idp Education Ltd.	(124,449)	(2,601,278)	3.0

		(3,678,299)

Brazil
Hapvida Participacoes e Investimentos SA	(340,811)	(812,540)	1.0
Magazine Luiza SA	(1,568,208)	(2,067,279)	2.4
Raia Drogasil SA	(178,269)	(777,520)	0.9

		(3,657,339)

Canada
Teck Resources Ltd. , Class	(23,254)	(718,210)	0.8

China
China Southern Airlines Co., Ltd., Class H	(1,358,000)	(869,453)	1.0
Country Garden Holdings Ltd.	(4,000,230)	(3,285,613)	3.8
Great Wall Motor Co., Ltd., Class H	(257,500)	(698,620)	0.8
iQIYI, Inc., ADR	(604,853)	(2,467,800)	2.9
Shenzhou International Group Holdings Ltd.	(41,700)	(773,741)	0.9
Xiaomi Corp.	(303,600)	(644,048)	0.8
Xpeng, Inc., ADR	(42,804)	(1,501,992)	1.8

		(10,241,267)

Comoros
Fuyao Glass Industry Group Co., Ltd.	(101,600)	(550,185)	0.6
GDS Holdings Ltd. ADR	(61,930)	(2,717,488)	3.2
Geely Automobile Holdings Ltd.	(638,000)	(1,381,115)	1.6
Ping An Healthcare and Technology Co., Ltd.	(286,000)	(912,550)	1.1
Shandong Gold Mining Co. Ltd., Class H	(795,750)	(1,342,946)	1.6

		(6,904,284)

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value

Germany
Delivery Hero Se	(23,207)	$(1,791,347)	2.1%
Hannover Rueck Se	(3,499)	(705,896)	0.8

		(2,497,243)

Hong Kong
Ck Asset Holdings Ltd.	(468,500)	(3,127,428)	3.7

Japan
Hitachi Metals Ltd.	(66,900)	(1,206,386)	1.4
Kobe Bussan Co.Ltd.	(43,300)	(1,347,903)	1.6
Lasertec Corp.	(8,600)	(1,929,301)	2.3
Mitsui Fudosan Co., Ltd.	(41,700)	(893,937)	1.0

		(5,377,527)

Macau
Galaxy Entertainment Group	(125,000)	(723,908)	0.8

Poland
Cd Projekt Sa	(72,178)	(3,204,364)	3.7

South Africa
Capitec Bank Holdings Ltd.	(9,013)	(1,183,430)	1.4

South Korea
Korea ZIncCo. Ltd.	(852)	(362,422)	0.4
Posco Chemical Co., Ltd.	(19,743)	(1,855,992)	2.2

		(2,218,414)

United Kingdom
Aviva PLC	(213,948)	(1,263,149)	1.5
Ocado Group PLC	(79,573)	(1,621,345)	1.9

		(2,884,494)

United States
Chipotle Mexican Grill Inc.	(921)	(1,368,219)	1.6
Cvs Health Corp.	(11,260)	(1,199,303)	1.4
Dish Network Corp., Class A	(115,493)	(3,626,480)	4.3

Security	Shares	Value	% of Basket Value

United States (continued)
Dollar General Corp.	(20,596)	$(4,293,854)	5.0%
Dollar Tree Inc.	(22,996)	(3,017,535)	3.5
Dxc Technology Co.	(68,822)	(2,070,166)	2.4
Fiserv Inc.	(39,804)	(4,207,283)	4.9
Nucor Corp.	(24,335)	(2,467,569)	2.9
Occidental Petroleum Corp.	(30,860)	(1,162,496)	1.4
Paccar Inc.	(39,752)	(3,696,538)	4.3
Paychex Inc.	(14,759)	(1,738,020)	2.1
Roper Technologies, Inc.	(8,023)	(3,507,335)	4.1
Viacomcbs Inc., Class B	(20,021)	(669,702)	0.8

		(33,024,500)

		(79,440,707)

Common Stocks

Brazil
Localiza Rent A Car	(53,879)	(594,597)	0.7
Petro Rio SA	(199,785)	(899,956)	1.0

		(1,494,553)

China
China Resources Land Ltd.	(66,000)	(319,019)	0.4

Italy
Telecom Italia Spa	(1,606,060)	(756,903)	0.9

United States
Block Inc.	(12,529)	(1,429,871)	1.7
Match Group Inc.	(12,707)	(1,432,079)	1.7
Snap, Inc.	(17,168)	(558,647)	0.6

		(3,420,597)

		(5,991,072)

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(85,431,779)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$426,283,878	$30,522,395	$456,806,273
Common Stocks

Argentina	1,548,658	—	—	1,548,658
Australia	23,578,236	72,652,549	11,750,893	107,981,678
Belgium	—	4,176,930	—	4,176,930
Brazil	21,688,394	—	—	21,688,394
Canada	283,283,648	—	—	283,283,648
Cayman Islands	44,706,429	—	9,745,900	54,452,329
China	80,696,798	460,024,835	—	540,721,633
Denmark	—	85,560,338	—	85,560,338
Finland	—	34,925,731	—	34,925,731
France	—	638,440,365	—	638,440,365
Germany	3,961,971	705,711,152	—	709,673,123
Hong Kong	2,690,112	106,796,991	—	109,487,103
India	—	16,741,986	21,851,477	38,593,463
Indonesia	—	7,453,154	—	7,453,154
Ireland	72,009,913	492,402	—	72,502,315
Israel	123,404,884	—	—	123,404,884
Italy	—	182,104,953	—	182,104,953
Japan	—	498,412,794	—	498,412,794
Luxembourg	10,432,419	7,396,333	—	17,828,752
Mexico	1,785,345	—	—	1,785,345
Netherlands	91,703,451	411,005,883	—	502,709,334
Norway	—	13,737,743	—	13,737,743
Poland	359,187	661,259	—	1,020,446
Portugal	—	6,038,137	—	6,038,137
Saudi Arabia	—	315,581	—	315,581
Singapore	441,611	16,591,362	—	17,032,973
South Africa	—	4,025,889	—	4,025,889
South Korea	89,808,129	130,538,245	—	220,346,374
Spain	—	80,376,189	—	80,376,189
Sweden	—	245,559,320	—	245,559,320
Switzerland	5,055,164	132,450,462	—	137,505,626
Taiwan	—	223,746,691	—	223,746,691
Thailand	4,665,856	—	—	4,665,856
Turkey	436,658	—	—	436,658
United Arab Emirates	—	—	30	30
United Kingdom	57,695,714	556,175,814	—	613,871,528
United States	10,249,398,708	246,885,090	92,448,557	10,588,732,355
Corporate Bonds	—	1,210,829,755	350,703,301	1,561,533,056
Floating Rate Loan Interests	—	834,429,920	345,901,524	1,180,331,444
Foreign Agency Obligations	—	593,351,776	—	593,351,776
Investment Companies	331,347,958	—	—	331,347,958
Non-Agency Mortgage-Backed Securities	—	730,885,994	79,116,144	810,002,138
Other Interests	—	—	24,563,095	24,563,095
Preferred Securities
Capital Trusts	—	65,079,384	—	65,079,384
Preferred Stocks
Brazil	7,031,938	—	20,165,482	27,197,420
Germany	—	25,026,104	24,444,891	49,470,995
United States	57,774,621	34,744,268	466,875,362	559,394,251
India	—	—	15,460,302	15,460,302
United Kingdom	—	—	18,991,418	18,991,418
Trust Preferreds	25,252,483	—	—	25,252,483
U.S. Government Sponsored Agency Securities	—	23,974,858	—	23,974,858
U.S. Treasury Obligations	—	363,861,585	—	363,861,585

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Warrants
Cayman Islands	$43,692	$—	$—	$43,692
Switzerland	4,771	—	—	4,771
United Kingdom	277,686	—	—	277,686
United States	1,584,213	26,513,122	415,090	28,512,425
Short-Term Securities
Money Market Funds	2,066,839,043	—	—	2,066,839,043
Time Deposits	—	25,177,705	—	25,177,705
Options Purchased
Credit Contracts	—	272,799	—	272,799
Equity Contracts	76,587,522	16,553,924	—	93,141,446
Foreign Currency Exchange Contracts	—	16,094,421	—	16,094,421
Interest Rate Contracts	4,202,734	6,590,019	—	10,792,753
Unfunded SPAC PIPE Commitments(a)	—	—	—	—
Unfunded Floating Rate Loan Interests(a)	—	—	1,303	1,303
Liabilities
Investments
Investments Sold Short
Common Stocks	(30,572,267)	—	—	(30,572,267)
Unfunded Floating Rate Loan Interests(a)	—	(781)	—	(781)

	$13,709,725,679	$9,288,666,909	$1,512,957,164	24,511,349,752

Investments Valued at NAV(b)				247,241,507

				$24,758,591,259

Derivative Financial Instruments(c)
Assets
Commodity Contracts	$243,440	$—	$—	$243,440
Credit Contracts	—	5,895,933	—	5,895,933
Equity Contracts	110,836,826	10,760,201	—	121,597,027
Foreign Currency Exchange Contracts	—	20,762,745	—	20,762,745
Interest Rate Contracts	33,849,964	389,278,708	—	423,128,672
Liabilities
Credit Contracts	—	(5,328,836)	—	(5,328,836)
Equity Contracts	(76,885,736)	(16,830,433)	—	(93,716,169)
Foreign Currency Exchange Contracts	—	(54,112,900)	—	(54,112,900)
Interest Rate Contracts	(55,553,724)	(271,327,052)	—	(326,880,776)

	$12,490,770	$79,098,366	$—	$91,589,136

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Other Interest	Preferred Stocks	Unfunded Floating Rate Loan Interest	Unfunded SPAC PIPE Commitments		Warrants	Total

Assets
Opening balance, as of April 30, 2021.	$7,384,374	$122,825,013	$278,587,862	$198,447,991	$52,411,541	$25,501,528	$384,407,728	$—	$—		$1,939,596	$1,071,505,633
Transfers into Level 3	—	—	19,011,020	1,846,937	—	—	—	—	—		—	20,857,957
Transfers out of Level 3	(1,762,480)	(26,559,000)	—	(43,130,598)	—	—	—	—	—		(100,518)	(71,552,596)
Accrued discounts/premiums	—	—	(143,369)	310,151	(109,724)	—	—	—	—		—	57,058
Net realized gain (loss)	(13,246)	(171,475)	—	5,846,796	—	—	—	—	—		—	5,662,075
Net change in unrealized appreciation (depreciation)(a)	(713,521)	(21,681,404)	(1,332,562)	(5,959,944)	(131,725)	(938,433)	26,644,293	1,303	—	(b)	(1,695,269)	(5,807,262)

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc.

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Other Interest	Preferred Stocks	Unfunded Floating Rate Loan Interest	Unfunded SPAC PIPE Commitments		Warrants	Total

Purchases	$31,209,103	$61,425,319	$59,836,304	$324,757,743	$26,946,052	$—	$195,199,210	$—	$—		$271,281	$699,645,012
Sales	(5,581,835)	(41,596)	(5,255,954)	(136,217,552)	—	—	(60,313,776)	—	—		—	(207,410,713)

Closing balance, as of January 31, 2022	$30,522,395	$135,796,857	$350,703,301	$345,901,524	$79,116,144	$24,563,095	$545,937,455	$1,303	$—	(b)	$415,090	$1,512,957,164

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2022(a)	$(686,708)	$(21,781,363)	$(995,939)	$(1,886,112)	$(131,725)	$(938,432)	$49,740,338	$1,303	$—	(b)	$(263,196)	$23,058,166

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

(b)	Rounds to less than $1.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $257,973,215. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$135,796,824	Market	Revenue Multiple	4.50x - 25.75x		16.77x
			EBIDTA Multiple	23.00x		—
			Time to Exit	0.7 years - 3.0 years		2.7 years
			Volatility	38% - 69%		59%
			Recent Transaction	$0.01 - $3,820.19		$1,322.47
		Income	Discount Rate	13% - 16%		15%

Asset Backed Securities	26,428,441	Income	Discount Rate	4%		—

Corporate Bonds(b)	344,305,557	Income	Discount Rate	10% - 34%		16%
		Market	Recent Transaction	$101.63 - $112.35		$103.41

Floating Rate Loan Interests(c)	177,537,487	Income	Discount Rate	3% - 12%		8%
		Market	Recent Transaction	$70.71 - $96.50		$94.77

Other Interests	24,563,095	Income	Discount Rate	5%		—

Preferred Stocks	545,937,455	Market	Revenue Multiple	1.50x - 33.75x		15.40x
			EBITDA Multiple	15.75x		—
			Time to Exit	0.5 years - 5.0 years		3.4 years
			Volatility	42% - 75%		59%
			Recent Transaction	$5.31 - $3,820.19		$1,244.82

Warrants	415,090	Market	Transaction Price	$1.00		—
			Time to Exit	1.1 years		—
			Volatility	52%		—

	$1,254,983,949

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period ended January 31, 2022, the valuation technique for investments classified as Corporate Bonds amounting to $93,053,444 changed to Transaction Price approach. The investments were previously valued utilizing Discount Counted Cash Flow. The change was due to consideration of the information that was available at the time the investments were valued.

(c)

For the period ended January 31, 2022, the valuation technique for investments classified as Floating Rate Interests amounting to $31,369,232 changed to Discount Counted Cash Flow. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Allocation Fund, Inc.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNH	Chinese Yuan

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

RUB	New Russian Ruble

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FTSE	Financial Times Stock Exchange

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

MXIBOR	Mexico Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

Portfolio Abbreviation (continued)

SPDR	Standard & Poor’s Depository Receipt

TAN	Tax Anticipation Notes